UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.55%
Actual		$ 1,000.00	$ 1,064.70	$ 2.82
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Service Class	.65%
Actual		$ 1,000.00	$ 1,063.80	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class 2.80%
Actual		$ 1,000.00	$ 1,062.90	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.80%
Actual		$ 1,000.00	$ 1,063.20	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class	.64%
Actual		$ 1,000.00	$ 1,064.30	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.4
Chevron Corp.	3.7	2.5
AT&T, Inc.	3.3	2.3
Wells Fargo & Co.	3.1	3.2
General Electric Co.	2.8	1.7
Pfizer, Inc.	2.7	2.2
Procter & Gamble Co.	2.2	1.2
Merck & Co., Inc.	2.0	1.4
Johnson & Johnson	1.8	1.0
Comcast Corp. Class A	1.5	0.4
	27.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	27.7
Health Care	12.4	8.8
Energy	12.2	14.0
Industrials	10.8	11.2
Consumer Discretionary	8.8	14.4
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 97.4%		Stocks 97.3%
	Bonds 2.1%		Bonds 1.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	20.8%	** Foreign investments	11.8%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Distributors - 0.4%
Indiabulls Wholesale Services Ltd.	242,260	$ 56,453
Li & Fung Ltd.	12,250,000	24,400,039
		24,456,492
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	171,600	14,469,312
Household Durables - 0.8%
KB Home	444,048	4,342,789
Lennar Corp. Class A	603,166	10,947,463
PulteGroup, Inc. (a)	1,665,768	12,759,783
Whirlpool Corp.	216,959	17,643,106
		45,693,141
Media - 2.8%
Comcast Corp. Class A	3,506,036	88,842,952
Time Warner, Inc.	2,184,883	79,464,195
		168,307,147
Multiline Retail - 1.1%
Macy's, Inc.	445,320	13,021,157
Target Corp.	955,378	44,816,782
		57,837,939
Specialty Retail - 0.7%
Best Buy Co., Inc.	697,500	21,908,475
Lowe's Companies, Inc.	774,078	18,043,758
OfficeMax, Inc. (a)	510,643	4,008,548
		43,960,781
Textiles, Apparel & Luxury Goods - 0.1%
Ports Design Ltd.	2,508,500	5,931,365
VF Corp.	27,000	2,931,120
		8,862,485
TOTAL CONSUMER DISCRETIONARY		363,587,297
CONSUMER STAPLES - 8.7%
Beverages - 1.9%
Diageo PLC sponsored ADR	77,900	6,377,673
PepsiCo, Inc.	1,024,703	72,169,832
The Coca-Cola Co.	495,229	33,323,959
		111,871,464
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	231,489	8,699,357
SUPERVALU, Inc.	348,200	3,276,562
Walgreen Co.	261,762	11,114,415
		23,090,334
Food Products - 1.4%
ConAgra Foods, Inc.	393,800	10,163,978
Danone	369,700	27,586,251
Nestle SA	353,391	21,963,459
Unilever NV unit	832,800	27,357,480
		87,071,168

	Shares	Value
Household Products - 2.9%
Colgate-Palmolive Co.	76,300	$ 6,669,383
Kimberly-Clark Corp.	310,970	20,698,163
Procter & Gamble Co.	2,036,426	129,455,601
Reckitt Benckiser Group PLC	445,800	24,611,976
		181,435,123
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	346,000	12,992,300
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	767,800	67,566,400
Lorillard, Inc.	135,645	14,767,671
Philip Morris International, Inc.	444,205	29,659,568
		111,993,639
TOTAL CONSUMER STAPLES		528,454,028
ENERGY - 11.7%
Energy Equipment & Services - 1.4%
Exterran Partners LP	402,400	10,333,632
Noble Corp.	816,102	32,162,580
Transocean Ltd. (United States)	627,850	40,533,996
		83,030,208
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	248,080	30,610,591
ARC Resources Ltd.	441,000	11,436,551
BP PLC sponsored ADR	623,906	27,632,797
Buckeye Partners LP	100,550	6,491,508
Chevron Corp.	2,193,429	225,572,238
Daylight Energy Ltd. (d)	2,367,500	22,953,261
Exxon Mobil Corp.	995,971	81,052,120
Kinder Morgan Holding Co. LLC	641,500	18,430,295
Legacy Reserves LP	314,801	9,346,442
Occidental Petroleum Corp.	331,775	34,517,871
Penn West Petroleum Ltd.	857,800	19,808,384
PetroBakken Energy Ltd. Class A (d)	369,000	5,065,906
Pioneer Southwest Energy Partners LP	64,683	1,816,945
Royal Dutch Shell PLC Class A sponsored ADR	856,000	60,887,280
Total SA sponsored ADR (d)	1,101,400	63,704,976
		619,327,165
TOTAL ENERGY		702,357,373
FINANCIALS - 24.6%
Capital Markets - 4.4%
AllianceBernstein Holding LP	142,600	2,772,144
Apollo Global Management LLC Class A	349,384	6,009,405
Ashmore Group PLC	3,816,913	24,405,043
Bank of New York Mellon Corp.	1,698,099	43,505,296
Goldman Sachs Group, Inc.	471,806	62,792,661
KKR & Co. LP	1,831,443	29,889,150
Man Group PLC	2,199,709	8,366,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	2,903,777	$ 66,815,909
The Blackstone Group LP	1,325,300	21,946,968
		266,503,418
Commercial Banks - 6.7%
Banco Santander SA	920,308	10,603,176
BB&T Corp.	1,583,498	42,501,086
Comerica, Inc.	419,120	14,488,978
Huntington Bancshares, Inc.	2,786,200	18,277,472
KeyCorp	1,585,900	13,210,547
M&T Bank Corp.	288,200	25,347,190
PNC Financial Services Group, Inc.	516,230	30,772,470
Standard Chartered PLC (United Kingdom)	343,552	9,031,385
SunTrust Banks, Inc.	196,300	5,064,540
U.S. Bancorp	1,905,138	48,600,070
Wells Fargo & Co.	6,622,809	185,836,021
		403,732,935
Diversified Financial Services - 6.1%
African Bank Investments Ltd.	1,000,000	5,090,361
Bank of America Corp.	4,345,836	47,630,363
Citigroup, Inc.	1,250,105	52,054,372
JPMorgan Chase & Co.	5,733,762	234,740,212
KKR Financial Holdings LLC	2,460,651	24,138,986
		363,654,294
Insurance - 2.9%
ACE Ltd.	438,800	28,881,816
AFLAC, Inc.	161,500	7,538,820
Cincinnati Financial Corp. (d)	282,800	8,252,104
Everest Re Group Ltd.	324,400	26,519,700
Fidelity National Financial, Inc. Class A	770,486	12,127,450
Hanover Insurance Group, Inc.	297,770	11,228,907
MetLife, Inc.	133,300	5,847,871
MetLife, Inc. unit (a)	136,000	11,183,280
Old Republic International Corp.	722,400	8,488,200
RenaissanceRe Holdings Ltd.	324,500	22,698,775
The Chubb Corp.	403,800	25,281,918
XL Group PLC Class A	418,777	9,204,718
		177,253,559
Real Estate Investment Trusts - 3.8%
American Capital Agency Corp.	185,300	5,394,083
Annaly Capital Management, Inc. (d)	1,175,900	21,213,236
Boston Properties, Inc.	136,475	14,488,186
Brandywine Realty Trust (SBI)	934,300	10,828,537
Camden Property Trust (SBI)	153,114	9,741,113
DiamondRock Hospitality Co.	561,400	6,023,822
Digital Realty Trust, Inc. (d)	160,700	9,928,046
HCP, Inc.	953,732	34,992,427
Healthcare Realty Trust, Inc.	575,200	11,866,376
Highwoods Properties, Inc. (SBI)	391,438	12,968,341

	Shares	Value
Mid-America Apartment Communities, Inc.	145,327	$ 9,805,213
Omega Healthcare Investors, Inc.	469,700	9,868,397
Prologis, Inc.	325,648	11,671,224
Rayonier, Inc.	176,815	11,554,860
Two Harbors Investment Corp.	296,800	3,190,600
Ventas, Inc.	537,173	28,314,389
Weyerhaeuser Co.	687,780	15,034,871
		226,883,721
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	1,938,085	4,887,552
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	1,643,941	21,700,021
Hudson City Bancorp, Inc.	343,100	2,809,989
New York Community Bancorp, Inc. (d)	378,961	5,680,625
People's United Financial, Inc.	461,300	6,199,872
		36,390,507
TOTAL FINANCIALS		1,479,305,986
HEALTH CARE - 12.0%
Biotechnology - 0.2%
PDL BioPharma, Inc.	2,251,400	13,215,718
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	227,500	13,579,475
C. R. Bard, Inc.	142,100	15,611,106
Covidien PLC	505,100	26,886,473
Meridian Bioscience, Inc.	235,900	5,687,549
		61,764,603
Health Care Providers & Services - 0.4%
Medco Health Solutions, Inc. (a)	145,500	8,223,660
UnitedHealth Group, Inc.	253,641	13,082,803
		21,306,463
Pharmaceuticals - 10.4%
Abbott Laboratories	849,400	44,695,428
AstraZeneca PLC sponsored ADR	256,000	12,817,920
GlaxoSmithKline PLC	3,129,119	67,068,222
Johnson & Johnson	1,646,852	109,548,595
Merck & Co., Inc.	3,475,272	122,642,349
Pfizer, Inc.	7,840,115	161,506,369
Roche Holding AG (participation certificate)	376,196	62,960,363
Sanofi-Aventis	446,725	35,938,572
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,300	6,041,966
		623,219,784
TOTAL HEALTH CARE		719,506,568
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	925,025	55,122,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	293,900	$ 23,797,083
The Boeing Co.	406,784	30,073,541
United Technologies Corp.	577,002	51,070,447
		160,063,311
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	386,500	11,339,910
Building Products - 0.4%
Masco Corp.	1,937,300	23,305,719
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,286,700	39,694,695
Construction & Engineering - 0.2%
Chiyoda Corp.	958,000	11,040,121
Electrical Equipment - 0.3%
Alstom SA (d)	346,623	21,375,116
Industrial Conglomerates - 3.6%
General Electric Co.	8,805,487	166,071,485
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,358,000	34,873,440
Siemens AG sponsored ADR	105,900	14,564,427
		215,509,352
Machinery - 1.1%
Briggs & Stratton Corp.	686,467	13,633,235
Charter International PLC	630,400	8,012,893
Douglas Dynamics, Inc.	882,200	13,929,938
Ingersoll-Rand Co. Ltd.	634,788	28,825,723
		64,401,789
Professional Services - 0.2%
Bureau Veritas SA	127,010	10,727,960
Road & Rail - 1.0%
Union Pacific Corp.	580,090	60,561,396
Trading Companies & Distributors - 0.2%
Watsco, Inc.	149,500	10,164,505
TOTAL INDUSTRIALS		628,183,874
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	5,571,553	86,971,942
HTC Corp.	76,000	2,549,299
		89,521,241
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	649,250	23,632,700
Electronic Equipment & Components - 1.0%
Corning, Inc.	2,351,000	42,670,650
Everlight Electronics Co. Ltd.	1,602,000	4,288,911
TE Connectivity Ltd.	397,238	14,602,469
		61,562,030

	Shares	Value
IT Services - 2.7%
International Business Machines Corp.	335,600	$ 57,572,180
Paychex, Inc.	1,862,857	57,226,967
Visa, Inc. Class A	542,333	45,696,979
		160,496,126
Office Electronics - 0.4%
Xerox Corp.	2,113,928	22,005,990
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	836,000	10,876,360
ASM Pacific Technology Ltd.	1,131,300	15,497,360
Epistar Corp.	926,000	2,739,559
KLA-Tencor Corp.	328,200	13,285,536
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,830,428	23,825,262
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	2,064,900	26,038,389
		92,262,466
Software - 0.2%
Microsoft Corp.	571,900	14,869,400
TOTAL INFORMATION TECHNOLOGY		464,349,953
MATERIALS - 0.7%
Chemicals - 0.2%
PPG Industries, Inc.	131,300	11,920,727
Metals & Mining - 0.5%
Commercial Metals Co.	442,971	6,356,634
Nucor Corp.	537,400	22,151,628
		28,508,262
TOTAL MATERIALS		40,428,989
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	6,338,977	199,107,268
CenturyLink, Inc.	933,204	37,729,438
Deutsche Telekom AG	745,800	11,697,869
Verizon Communications, Inc.	2,275,935	84,733,060
		333,267,635
UTILITIES - 5.4%
Electric Utilities - 4.2%
American Electric Power Co., Inc.	1,815,079	68,392,177
Duke Energy Corp.	2,361,000	44,457,630
Entergy Corp.	253,559	17,313,009
FirstEnergy Corp.	643,110	28,393,307
NextEra Energy, Inc.	120,200	6,906,692
PPL Corp.	1,432,010	39,852,838
Southern Co.	1,173,300	47,377,854
		252,693,507
Multi-Utilities - 1.2%
Alliant Energy Corp.	150,220	6,107,945
National Grid PLC	2,101,400	20,685,948
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	298,392	$ 12,541,416
Public Service Enterprise Group, Inc.	600,479	19,599,635
TECO Energy, Inc.	830,200	15,682,478
		74,617,422
TOTAL UTILITIES		327,310,929
TOTAL COMMON STOCKS (Cost $5,311,897,117)		5,586,752,632
Preferred Stocks - 4.5%

Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
General Motors Co. 4.75%	298,800	14,563,512
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	8,400	9,286,452
TOTAL CONSUMER DISCRETIONARY		23,849,964
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp. Series B, 8.00% (a)	74,500	6,760,875
FINANCIALS - 1.0%
Commercial Banks - 0.4%
Huntington Bancshares, Inc. 8.50%	9,000	10,368,000
Wells Fargo & Co. 7.50%	10,700	11,342,000
		21,710,000
Diversified Financial Services - 0.4%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (e)	486,400	6,413,768
Bank of America Corp. Series L, 7.25%	6,600	6,607,920
Citigroup, Inc. 7.50%	100,100	12,027,015
		25,048,703
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	242,600	12,797,150
TOTAL FINANCIALS		59,555,853
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	37,632	10,499,328
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	12,900	14,528,625
TOTAL HEALTH CARE		25,027,953

	Shares	Value
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	111,900	$ 6,888,844
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	230,400	11,494,656
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp. 8.75% (a)	249,700	13,624,256
TOTAL CONVERTIBLE PREFERRED STOCKS		147,202,401
Nonconvertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 2.0%
Porsche Automobil Holding SE (Germany)	561,975	44,582,269
Volkswagen AG	373,400	77,088,507
		121,670,776
TOTAL PREFERRED STOCKS (Cost $242,831,187)		268,873,177
Corporate Bonds - 2.0%
	Principal Amount
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15	$ 12,860,000	13,880,763
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	4,650,000	4,036,200
TOTAL CONSUMER DISCRETIONARY		17,916,963
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	11,250,000	11,840,625
Peabody Energy Corp. 4.75% 12/15/66	9,360,000	11,442,600
		23,283,225
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	8,311,258
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	$ 11,640,000	$ 13,250,976
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16 (e)	5,240,000	5,482,612
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	9,190,000	13,015,797
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	10,540,000	13,254,050
TOTAL INFORMATION TECHNOLOGY		31,752,459
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp.:
1.25% 7/15/14	2,530,000	3,296,906
1.625% 7/15/17	4,580,000	6,162,848
		9,459,754
TOTAL CONVERTIBLE BONDS		103,974,635
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 9.75% 3/1/18 (e)	2,915,000	2,769,250
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	12,538,000	13,509,695
Wireless Telecommunication Services - 0.1%
Clearwire Escrow Corp. 12% 12/1/15 (e)	2,730,000	2,921,100
TOTAL TELECOMMUNICATION SERVICES		16,430,795
TOTAL NONCONVERTIBLE BONDS		19,200,045
TOTAL CORPORATE BONDS (Cost $123,358,324)		123,174,680
Floating Rate Loans - 0.1%
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC term loan 9% 5/24/19 (f) (Cost $6,606,259)	$ 6,555,000	$ 6,571,388
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	40,457,170	40,457,170
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	100,867,678	100,867,678
TOTAL MONEY MARKET FUNDS (Cost $141,324,848)		141,324,848
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $5,826,017,735)		6,126,696,725
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(115,274,694)
NET ASSETS - 100%		$ 6,011,422,031
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,407,683 or 0.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,467
Fidelity Securities Lending Cash Central Fund	722,115
Total	$ 798,582
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 509,108,037	$ 499,765,132	$ 9,286,452	$ 56,453
Consumer Staples	528,454,028	528,454,028	-	-
Energy	709,118,248	702,357,373	6,760,875	-
Financials	1,538,861,839	1,497,864,465	40,997,374	-
Health Care	744,534,521	626,999,102	117,535,419	-
Industrials	635,072,718	617,143,753	17,928,965	-
Information Technology	464,349,953	464,349,953	-	-
Materials	51,923,645	51,923,645	-	-
Telecommunication Services	333,267,635	333,267,635	-	-
Utilities	340,935,185	306,624,981	34,310,204	-
Corporate Bonds	123,174,680	-	123,174,680	-
Floating Rate Loans	6,571,388	-	6,571,388	-
Money Market Funds	141,324,848	141,324,848	-	-
Total Investments in Securities:	$ 6,126,696,725	$ 5,770,074,915	$ 356,565,357	$ 56,453
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(453)
Cost of Purchases	56,906
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 56,453
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (453)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.2%
United Kingdom	5.4%
Switzerland	3.4%
France	2.6%
Germany	2.4%
Bermuda	1.3%
Ireland	1.3%
Netherlands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $168,007,461 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,629,887) - See accompanying schedule: Unaffiliated issuers (cost $5,684,692,887)	$ 5,985,371,877
Fidelity Central Funds (cost $141,324,848)	141,324,848
Total Investments (cost $5,826,017,735)		$ 6,126,696,725
Cash		12,920,058
Foreign currency held at value (cost $794,043)		796,302
Receivable for investments sold		44,445,804
Receivable for fund shares sold		1,084,620
Dividends receivable		12,346,603
Interest receivable		907,101
Distributions receivable from Fidelity Central Funds		79,811
Other receivables		493,271
Total assets		6,199,770,295

Liabilities
Payable for investments purchased	$ 80,187,167
Payable for fund shares redeemed	3,734,714
Accrued management fee	2,251,552
Distribution and service plan fees payable	369,574
Other affiliated payables	434,122
Other payables and accrued expenses	503,457
Collateral on securities loaned, at value	100,867,678
Total liabilities		188,348,264

Net Assets		$ 6,011,422,031
Net Assets consist of:
Paid in capital		$ 5,355,658,530
Undistributed net investment income		61,074,739
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		293,985,373
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		300,703,389
Net Assets		$ 6,011,422,031

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,785,106,150 ÷ 186,922,738 shares)	$ 20.25

Service Class: Net Asset Value, offering price and redemption price per share ($399,977,998 ÷ 19,827,002 shares)	$ 20.17

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,632,859,952 ÷ 81,926,796 shares)	$ 19.93

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,461,092 ÷ 275,294 shares)	$ 19.84

Investor Class: Net Asset Value, offering price and redemption price per share ($188,016,839 ÷ 9,311,574 shares)	$ 20.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 78,059,000
Interest		3,232,433
Income from Fidelity Central Funds		798,582
Total income		82,090,015

Expenses
Management fee	$ 14,030,762
Transfer agent fees	2,309,612
Distribution and service plan fees	2,299,250
Accounting and security lending fees	570,151
Custodian fees and expenses	87,043
Independent trustees' compensation	16,068
Appreciation in deferred trustee compensation account	256
Audit	41,971
Legal	5,759
Interest	210
Miscellaneous	37,741
Total expenses before reductions	19,398,823
Expense reductions	(251,976)	19,146,847
Net investment income (loss)		62,943,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	524,852,953
Foreign currency transactions	766,170
Total net realized gain (loss)		525,619,123
Change in net unrealized appreciation (depreciation) on: Investment securities	(206,852,253)
Assets and liabilities in foreign currencies	(21,573)
Total change in net unrealized appreciation (depreciation)		(206,873,826)
Net gain (loss)		318,745,297
Net increase (decrease) in net assets resulting from operations		$ 381,688,465

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,943,168	$ 93,641,028
Net realized gain (loss)	525,619,123	376,021,518
Change in net unrealized appreciation (depreciation)	(206,873,826)	339,398,004
Net increase (decrease) in net assets resulting from operations	381,688,465	809,060,550
Distributions to shareholders from net investment income	-	(98,879,089)
Share transactions - net increase (decrease)	(373,714,994)	(619,890,150)
Redemption fees	1,081	2,603
Total increase (decrease) in net assets	7,974,552	90,293,914

Net Assets
Beginning of period	6,003,447,479	5,913,153,565
End of period (including undistributed net investment income of $61,074,739 and distributions in excess of net investment income of $1,868,429, respectively)	$ 6,011,422,031	$ 6,003,447,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.02	$ 16.81	$ 13.18	$ 23.91	$ 26.20	$ 25.49
Income from Investment Operations
Net investment income (loss) E	.21	.30	.33	.47	.47	.45
Net realized and unrealized gain (loss)	1.02	2.24	3.64	(10.67)	(.05)	4.37
Total from investment operations	1.23	2.54	3.97	(10.20)	.42	4.82
Distributions from net investment income	-	(.33)	(.34)	(.51)	(.50)	(.89)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.33)	(.34)	(.53)	(2.71)	(4.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.25	$ 19.02	$ 16.81	$ 13.18	$ 23.91	$ 26.20
Total Return B,C,D	6.47%	15.15%	30.21%	(42.65) %	1.53%	20.19%
Ratios to Average Net Assets F,H
Expenses before reductions	.55% A	.56%	.58%	.57%	.55%	.57%
Expenses net of fee waivers, if any	.55% A	.55%	.58%	.57%	.55%	.57%
Expenses net of all reductions	.55% A	.55%	.58%	.57%	.54%	.56%
Net investment income (loss)	2.13% A	1.71%	2.29%	2.37%	1.71%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,785,106	$ 3,798,310	$ 3,771,733	$ 3,322,799	$ 7,201,655	$ 8,315,159
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.96	$ 16.75	$ 13.14	$ 23.82	$ 26.11	$ 25.39
Income from Investment Operations
Net investment income (loss) E	.20	.28	.31	.44	.44	.43
Net realized and unrealized gain (loss)	1.01	2.24	3.63	(10.62)	(.05)	4.35
Total from investment operations	1.21	2.52	3.94	(10.18)	.39	4.78
Distributions from net investment income	-	(.31)	(.33)	(.48)	(.47)	(.84)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.31)	(.33)	(.50)	(2.68)	(4.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.17	$ 18.96	$ 16.75	$ 13.14	$ 23.82	$ 26.11
Total Return B,C,D	6.38%	15.09%	30.03%	(42.70)%	1.42%	20.08%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.66%	.68%	.67%	.65%	.67%
Expenses net of fee waivers, if any	.65% A	.65%	.68%	.67%	.65%	.67%
Expenses net of all reductions	.65% A	.65%	.68%	.67%	.64%	.66%
Net investment income (loss)	2.03% A	1.61%	2.19%	2.27%	1.61%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 399,978	$ 414,431	$ 430,383	$ 405,082	$ 920,054	$ 1,118,333
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 16.57	$ 13.00	$ 23.57	$ 25.87	$ 25.17
Income from Investment Operations
Net investment income (loss) E	.19	.25	.29	.41	.39	.38
Net realized and unrealized gain (loss)	.99	2.21	3.58	(10.50)	(.04)	4.32
Total from investment operations	1.18	2.46	3.87	(10.09)	.35	4.70
Distributions from net investment income	-	(.28)	(.30)	(.46)	(.44)	(.78)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.28)	(.30)	(.48)	(2.65)	(4.00)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.93	$ 18.75	$ 16.57	$ 13.00	$ 23.57	$ 25.87
Total Return B,C,D	6.29%	14.92%	29.88%	(42.81) %	1.27%	19.93%
Ratios to Average Net Assets F,H
Expenses before reductions	.80% A	.81%	.83%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.83%	.82%	.80%	.82%
Expenses net of all reductions	.80% A	.80%	.83%	.82%	.80%	.82%
Net investment income (loss)	1.87% A	1.46%	2.04%	2.12%	1.46%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,632,860	$ 1,619,356	$ 1,558,421	$ 1,321,569	$ 2,583,129	$ 2,373,059
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.66	$ 16.49	$ 12.93	$ 23.44	$ 25.73	$ 25.08
Income from Investment Operations
Net investment income (loss) E	.18	.25	.28	.41	.39	.38
Net realized and unrealized gain (loss)	1.00	2.20	3.58	(10.45)	(.04)	4.29
Total from investment operations	1.18	2.45	3.86	(10.04)	.35	4.67
Distributions from net investment income	-	(.28)	(.30)	(.45)	(.43)	(.80)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.28)	(.30)	(.47)	(2.64)	(4.02)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.84	$ 18.66	$ 16.49	$ 12.93	$ 23.44	$ 25.73
Total Return B,C,D	6.32%	14.90%	29.95%	(42.82) %	1.27%	19.89%
Ratios to Average Net Assets F,H
Expenses before reductions	.80% A	.81%	.83%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.83%	.82%	.80%	.82%
Expenses net of all reductions	.80% A	.80%	.83%	.81%	.79%	.81%
Net investment income (loss)	1.88% A	1.46%	2.04%	2.12%	1.46%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,461	$ 5,405	$ 5,259	$ 5,339	$ 13,558	$ 17,089
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 16.77	$ 13.15	$ 23.85	$ 26.15	$ 25.48
Income from Investment Operations
Net investment income (loss) E	.20	.28	.31	.44	.44	.42
Net realized and unrealized gain (loss)	1.02	2.23	3.64	(10.63)	(.05)	4.36
Total from investment operations	1.22	2.51	3.95	(10.19)	.39	4.78
Distributions from net investment income	-	(.31)	(.33)	(.49)	(.48)	(.89)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.31)	(.33)	(.51)	(2.69)	(4.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.19	$ 18.97	$ 16.77	$ 13.15	$ 23.85	$ 26.15
Total Return B,C,D	6.43%	15.04%	30.09%	(42.71) %	1.39%	20.04%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.68%	.66%	.66%	.69%
Expenses net of fee waivers, if any	.64% A	.64%	.68%	.66%	.66%	.69%
Expenses net of all reductions	.63% A	.64%	.68%	.66%	.66%	.69%
Net investment income (loss)	2.04% A	1.62%	2.19%	2.28%	1.60%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,017	$ 165,946	$ 147,358	$ 122,483	$ 230,534	$ 170,050
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 915,308,661
Gross unrealized depreciation	(644,898,679)
Net unrealized appreciation (depreciation) on securities and other investments	$ 270,409,982

Tax cost	$ 5,856,286,743

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,526,719,084 and $3,808,678,288, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 208,550
Service Class 2	2,083,517
Service Class 2R	7,183
$ 2,299,250

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,406,373
Service Class	151,027
Service Class 2	605,792
Service Class 2R	2,064
Investor Class	144,356
$ 2,309,612

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $74,682 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,362 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $722,115, including $523 from securities loaned to FCM.

Semiannual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $12,791,000. The weighted average interest rate was .59%. The interest expense amounted to $210 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $251,855 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $121.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 64,973,877
Service Class	-	6,737,480
Service Class 2	-	24,391,968
Service Class 2R	-	80,537
Investor Class	-	2,695,227
Total	$ -	$ 98,879,089

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	2,333,006	4,740,512	$ 46,663,522	$ 82,331,514
Reinvestment of distributions	-	3,504,835	-	64,973,877
Shares redeemed	(15,099,579)	(32,979,175)	(302,527,660)	(570,621,114)
Net increase (decrease)	(12,766,573)	(24,733,828)	$ (255,864,138)	$ (423,315,723)
Service Class
Shares sold	338,145	702,398	$ 6,729,999	$ 12,089,968
Reinvestment of distributions	-	364,809	-	6,737,480
Shares redeemed	(2,370,484)	(4,898,823)	(47,447,070)	(84,563,059)
Net increase (decrease)	(2,032,339)	(3,831,616)	$ (40,717,071)	$ (65,735,611)
Service Class 2
Shares sold	3,352,790	6,065,151	$ 65,935,176	$ 102,701,453
Reinvestment of distributions	-	1,335,936	-	24,391,968
Shares redeemed	(7,814,594)	(15,068,707)	(154,055,595)	(257,524,680)
Net increase (decrease)	(4,461,804)	(7,667,620)	$ (88,120,419)	$ (130,431,259)
Service Class 2R
Shares sold	39,314	174,505	$ 774,165	$ 2,953,931
Reinvestment of distributions	-	4,431	-	80,537
Shares redeemed	(53,727)	(208,193)	(1,053,172)	(3,392,012)
Net increase (decrease)	(14,413)	(29,257)	$ (279,007)	$ (357,544)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Investor Class
Shares sold	1,027,792	1,468,527	$ 20,482,196	$ 25,723,911
Reinvestment of distributions	-	145,666	-	2,695,227
Shares redeemed	(461,759)	(1,656,459)	(9,216,555)	(28,469,151)
Net increase (decrease)	566,033	(42,266)	$ 11,265,641	$ (50,013)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0811
1.705693.113

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.55%
Actual		$ 1,000.00	$ 1,064.70	$ 2.82
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Service Class	.65%
Actual		$ 1,000.00	$ 1,063.80	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class 2.80%
Actual		$ 1,000.00	$ 1,062.90	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.80%
Actual		$ 1,000.00	$ 1,063.20	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class	.64%
Actual		$ 1,000.00	$ 1,064.30	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.4
Chevron Corp.	3.7	2.5
AT&T, Inc.	3.3	2.3
Wells Fargo & Co.	3.1	3.2
General Electric Co.	2.8	1.7
Pfizer, Inc.	2.7	2.2
Procter & Gamble Co.	2.2	1.2
Merck & Co., Inc.	2.0	1.4
Johnson & Johnson	1.8	1.0
Comcast Corp. Class A	1.5	0.4
	27.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	27.7
Health Care	12.4	8.8
Energy	12.2	14.0
Industrials	10.8	11.2
Consumer Discretionary	8.8	14.4
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 97.4%		Stocks 97.3%
	Bonds 2.1%		Bonds 1.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	20.8%	** Foreign investments	11.8%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Distributors - 0.4%
Indiabulls Wholesale Services Ltd.	242,260	$ 56,453
Li & Fung Ltd.	12,250,000	24,400,039
		24,456,492
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	171,600	14,469,312
Household Durables - 0.8%
KB Home	444,048	4,342,789
Lennar Corp. Class A	603,166	10,947,463
PulteGroup, Inc. (a)	1,665,768	12,759,783
Whirlpool Corp.	216,959	17,643,106
		45,693,141
Media - 2.8%
Comcast Corp. Class A	3,506,036	88,842,952
Time Warner, Inc.	2,184,883	79,464,195
		168,307,147
Multiline Retail - 1.1%
Macy's, Inc.	445,320	13,021,157
Target Corp.	955,378	44,816,782
		57,837,939
Specialty Retail - 0.7%
Best Buy Co., Inc.	697,500	21,908,475
Lowe's Companies, Inc.	774,078	18,043,758
OfficeMax, Inc. (a)	510,643	4,008,548
		43,960,781
Textiles, Apparel & Luxury Goods - 0.1%
Ports Design Ltd.	2,508,500	5,931,365
VF Corp.	27,000	2,931,120
		8,862,485
TOTAL CONSUMER DISCRETIONARY		363,587,297
CONSUMER STAPLES - 8.7%
Beverages - 1.9%
Diageo PLC sponsored ADR	77,900	6,377,673
PepsiCo, Inc.	1,024,703	72,169,832
The Coca-Cola Co.	495,229	33,323,959
		111,871,464
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	231,489	8,699,357
SUPERVALU, Inc.	348,200	3,276,562
Walgreen Co.	261,762	11,114,415
		23,090,334
Food Products - 1.4%
ConAgra Foods, Inc.	393,800	10,163,978
Danone	369,700	27,586,251
Nestle SA	353,391	21,963,459
Unilever NV unit	832,800	27,357,480
		87,071,168

	Shares	Value
Household Products - 2.9%
Colgate-Palmolive Co.	76,300	$ 6,669,383
Kimberly-Clark Corp.	310,970	20,698,163
Procter & Gamble Co.	2,036,426	129,455,601
Reckitt Benckiser Group PLC	445,800	24,611,976
		181,435,123
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	346,000	12,992,300
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	767,800	67,566,400
Lorillard, Inc.	135,645	14,767,671
Philip Morris International, Inc.	444,205	29,659,568
		111,993,639
TOTAL CONSUMER STAPLES		528,454,028
ENERGY - 11.7%
Energy Equipment & Services - 1.4%
Exterran Partners LP	402,400	10,333,632
Noble Corp.	816,102	32,162,580
Transocean Ltd. (United States)	627,850	40,533,996
		83,030,208
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	248,080	30,610,591
ARC Resources Ltd.	441,000	11,436,551
BP PLC sponsored ADR	623,906	27,632,797
Buckeye Partners LP	100,550	6,491,508
Chevron Corp.	2,193,429	225,572,238
Daylight Energy Ltd. (d)	2,367,500	22,953,261
Exxon Mobil Corp.	995,971	81,052,120
Kinder Morgan Holding Co. LLC	641,500	18,430,295
Legacy Reserves LP	314,801	9,346,442
Occidental Petroleum Corp.	331,775	34,517,871
Penn West Petroleum Ltd.	857,800	19,808,384
PetroBakken Energy Ltd. Class A (d)	369,000	5,065,906
Pioneer Southwest Energy Partners LP	64,683	1,816,945
Royal Dutch Shell PLC Class A sponsored ADR	856,000	60,887,280
Total SA sponsored ADR (d)	1,101,400	63,704,976
		619,327,165
TOTAL ENERGY		702,357,373
FINANCIALS - 24.6%
Capital Markets - 4.4%
AllianceBernstein Holding LP	142,600	2,772,144
Apollo Global Management LLC Class A	349,384	6,009,405
Ashmore Group PLC	3,816,913	24,405,043
Bank of New York Mellon Corp.	1,698,099	43,505,296
Goldman Sachs Group, Inc.	471,806	62,792,661
KKR & Co. LP	1,831,443	29,889,150
Man Group PLC	2,199,709	8,366,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	2,903,777	$ 66,815,909
The Blackstone Group LP	1,325,300	21,946,968
		266,503,418
Commercial Banks - 6.7%
Banco Santander SA	920,308	10,603,176
BB&T Corp.	1,583,498	42,501,086
Comerica, Inc.	419,120	14,488,978
Huntington Bancshares, Inc.	2,786,200	18,277,472
KeyCorp	1,585,900	13,210,547
M&T Bank Corp.	288,200	25,347,190
PNC Financial Services Group, Inc.	516,230	30,772,470
Standard Chartered PLC (United Kingdom)	343,552	9,031,385
SunTrust Banks, Inc.	196,300	5,064,540
U.S. Bancorp	1,905,138	48,600,070
Wells Fargo & Co.	6,622,809	185,836,021
		403,732,935
Diversified Financial Services - 6.1%
African Bank Investments Ltd.	1,000,000	5,090,361
Bank of America Corp.	4,345,836	47,630,363
Citigroup, Inc.	1,250,105	52,054,372
JPMorgan Chase & Co.	5,733,762	234,740,212
KKR Financial Holdings LLC	2,460,651	24,138,986
		363,654,294
Insurance - 2.9%
ACE Ltd.	438,800	28,881,816
AFLAC, Inc.	161,500	7,538,820
Cincinnati Financial Corp. (d)	282,800	8,252,104
Everest Re Group Ltd.	324,400	26,519,700
Fidelity National Financial, Inc. Class A	770,486	12,127,450
Hanover Insurance Group, Inc.	297,770	11,228,907
MetLife, Inc.	133,300	5,847,871
MetLife, Inc. unit (a)	136,000	11,183,280
Old Republic International Corp.	722,400	8,488,200
RenaissanceRe Holdings Ltd.	324,500	22,698,775
The Chubb Corp.	403,800	25,281,918
XL Group PLC Class A	418,777	9,204,718
		177,253,559
Real Estate Investment Trusts - 3.8%
American Capital Agency Corp.	185,300	5,394,083
Annaly Capital Management, Inc. (d)	1,175,900	21,213,236
Boston Properties, Inc.	136,475	14,488,186
Brandywine Realty Trust (SBI)	934,300	10,828,537
Camden Property Trust (SBI)	153,114	9,741,113
DiamondRock Hospitality Co.	561,400	6,023,822
Digital Realty Trust, Inc. (d)	160,700	9,928,046
HCP, Inc.	953,732	34,992,427
Healthcare Realty Trust, Inc.	575,200	11,866,376
Highwoods Properties, Inc. (SBI)	391,438	12,968,341

	Shares	Value
Mid-America Apartment Communities, Inc.	145,327	$ 9,805,213
Omega Healthcare Investors, Inc.	469,700	9,868,397
Prologis, Inc.	325,648	11,671,224
Rayonier, Inc.	176,815	11,554,860
Two Harbors Investment Corp.	296,800	3,190,600
Ventas, Inc.	537,173	28,314,389
Weyerhaeuser Co.	687,780	15,034,871
		226,883,721
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	1,938,085	4,887,552
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	1,643,941	21,700,021
Hudson City Bancorp, Inc.	343,100	2,809,989
New York Community Bancorp, Inc. (d)	378,961	5,680,625
People's United Financial, Inc.	461,300	6,199,872
		36,390,507
TOTAL FINANCIALS		1,479,305,986
HEALTH CARE - 12.0%
Biotechnology - 0.2%
PDL BioPharma, Inc.	2,251,400	13,215,718
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	227,500	13,579,475
C. R. Bard, Inc.	142,100	15,611,106
Covidien PLC	505,100	26,886,473
Meridian Bioscience, Inc.	235,900	5,687,549
		61,764,603
Health Care Providers & Services - 0.4%
Medco Health Solutions, Inc. (a)	145,500	8,223,660
UnitedHealth Group, Inc.	253,641	13,082,803
		21,306,463
Pharmaceuticals - 10.4%
Abbott Laboratories	849,400	44,695,428
AstraZeneca PLC sponsored ADR	256,000	12,817,920
GlaxoSmithKline PLC	3,129,119	67,068,222
Johnson & Johnson	1,646,852	109,548,595
Merck & Co., Inc.	3,475,272	122,642,349
Pfizer, Inc.	7,840,115	161,506,369
Roche Holding AG (participation certificate)	376,196	62,960,363
Sanofi-Aventis	446,725	35,938,572
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,300	6,041,966
		623,219,784
TOTAL HEALTH CARE		719,506,568
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	925,025	55,122,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	293,900	$ 23,797,083
The Boeing Co.	406,784	30,073,541
United Technologies Corp.	577,002	51,070,447
		160,063,311
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	386,500	11,339,910
Building Products - 0.4%
Masco Corp.	1,937,300	23,305,719
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,286,700	39,694,695
Construction & Engineering - 0.2%
Chiyoda Corp.	958,000	11,040,121
Electrical Equipment - 0.3%
Alstom SA (d)	346,623	21,375,116
Industrial Conglomerates - 3.6%
General Electric Co.	8,805,487	166,071,485
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,358,000	34,873,440
Siemens AG sponsored ADR	105,900	14,564,427
		215,509,352
Machinery - 1.1%
Briggs & Stratton Corp.	686,467	13,633,235
Charter International PLC	630,400	8,012,893
Douglas Dynamics, Inc.	882,200	13,929,938
Ingersoll-Rand Co. Ltd.	634,788	28,825,723
		64,401,789
Professional Services - 0.2%
Bureau Veritas SA	127,010	10,727,960
Road & Rail - 1.0%
Union Pacific Corp.	580,090	60,561,396
Trading Companies & Distributors - 0.2%
Watsco, Inc.	149,500	10,164,505
TOTAL INDUSTRIALS		628,183,874
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	5,571,553	86,971,942
HTC Corp.	76,000	2,549,299
		89,521,241
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	649,250	23,632,700
Electronic Equipment & Components - 1.0%
Corning, Inc.	2,351,000	42,670,650
Everlight Electronics Co. Ltd.	1,602,000	4,288,911
TE Connectivity Ltd.	397,238	14,602,469
		61,562,030

	Shares	Value
IT Services - 2.7%
International Business Machines Corp.	335,600	$ 57,572,180
Paychex, Inc.	1,862,857	57,226,967
Visa, Inc. Class A	542,333	45,696,979
		160,496,126
Office Electronics - 0.4%
Xerox Corp.	2,113,928	22,005,990
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	836,000	10,876,360
ASM Pacific Technology Ltd.	1,131,300	15,497,360
Epistar Corp.	926,000	2,739,559
KLA-Tencor Corp.	328,200	13,285,536
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,830,428	23,825,262
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	2,064,900	26,038,389
		92,262,466
Software - 0.2%
Microsoft Corp.	571,900	14,869,400
TOTAL INFORMATION TECHNOLOGY		464,349,953
MATERIALS - 0.7%
Chemicals - 0.2%
PPG Industries, Inc.	131,300	11,920,727
Metals & Mining - 0.5%
Commercial Metals Co.	442,971	6,356,634
Nucor Corp.	537,400	22,151,628
		28,508,262
TOTAL MATERIALS		40,428,989
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	6,338,977	199,107,268
CenturyLink, Inc.	933,204	37,729,438
Deutsche Telekom AG	745,800	11,697,869
Verizon Communications, Inc.	2,275,935	84,733,060
		333,267,635
UTILITIES - 5.4%
Electric Utilities - 4.2%
American Electric Power Co., Inc.	1,815,079	68,392,177
Duke Energy Corp.	2,361,000	44,457,630
Entergy Corp.	253,559	17,313,009
FirstEnergy Corp.	643,110	28,393,307
NextEra Energy, Inc.	120,200	6,906,692
PPL Corp.	1,432,010	39,852,838
Southern Co.	1,173,300	47,377,854
		252,693,507
Multi-Utilities - 1.2%
Alliant Energy Corp.	150,220	6,107,945
National Grid PLC	2,101,400	20,685,948
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	298,392	$ 12,541,416
Public Service Enterprise Group, Inc.	600,479	19,599,635
TECO Energy, Inc.	830,200	15,682,478
		74,617,422
TOTAL UTILITIES		327,310,929
TOTAL COMMON STOCKS (Cost $5,311,897,117)		5,586,752,632
Preferred Stocks - 4.5%

Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
General Motors Co. 4.75%	298,800	14,563,512
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	8,400	9,286,452
TOTAL CONSUMER DISCRETIONARY		23,849,964
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp. Series B, 8.00% (a)	74,500	6,760,875
FINANCIALS - 1.0%
Commercial Banks - 0.4%
Huntington Bancshares, Inc. 8.50%	9,000	10,368,000
Wells Fargo & Co. 7.50%	10,700	11,342,000
		21,710,000
Diversified Financial Services - 0.4%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (e)	486,400	6,413,768
Bank of America Corp. Series L, 7.25%	6,600	6,607,920
Citigroup, Inc. 7.50%	100,100	12,027,015
		25,048,703
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	242,600	12,797,150
TOTAL FINANCIALS		59,555,853
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	37,632	10,499,328
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	12,900	14,528,625
TOTAL HEALTH CARE		25,027,953

	Shares	Value
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	111,900	$ 6,888,844
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	230,400	11,494,656
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp. 8.75% (a)	249,700	13,624,256
TOTAL CONVERTIBLE PREFERRED STOCKS		147,202,401
Nonconvertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 2.0%
Porsche Automobil Holding SE (Germany)	561,975	44,582,269
Volkswagen AG	373,400	77,088,507
		121,670,776
TOTAL PREFERRED STOCKS (Cost $242,831,187)		268,873,177
Corporate Bonds - 2.0%
	Principal Amount
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15	$ 12,860,000	13,880,763
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	4,650,000	4,036,200
TOTAL CONSUMER DISCRETIONARY		17,916,963
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	11,250,000	11,840,625
Peabody Energy Corp. 4.75% 12/15/66	9,360,000	11,442,600
		23,283,225
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	8,311,258
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	$ 11,640,000	$ 13,250,976
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16 (e)	5,240,000	5,482,612
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	9,190,000	13,015,797
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	10,540,000	13,254,050
TOTAL INFORMATION TECHNOLOGY		31,752,459
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp.:
1.25% 7/15/14	2,530,000	3,296,906
1.625% 7/15/17	4,580,000	6,162,848
		9,459,754
TOTAL CONVERTIBLE BONDS		103,974,635
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 9.75% 3/1/18 (e)	2,915,000	2,769,250
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	12,538,000	13,509,695
Wireless Telecommunication Services - 0.1%
Clearwire Escrow Corp. 12% 12/1/15 (e)	2,730,000	2,921,100
TOTAL TELECOMMUNICATION SERVICES		16,430,795
TOTAL NONCONVERTIBLE BONDS		19,200,045
TOTAL CORPORATE BONDS (Cost $123,358,324)		123,174,680
Floating Rate Loans - 0.1%
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC term loan 9% 5/24/19 (f) (Cost $6,606,259)	$ 6,555,000	$ 6,571,388
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	40,457,170	40,457,170
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	100,867,678	100,867,678
TOTAL MONEY MARKET FUNDS (Cost $141,324,848)		141,324,848
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $5,826,017,735)		6,126,696,725
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(115,274,694)
NET ASSETS - 100%		$ 6,011,422,031
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,407,683 or 0.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,467
Fidelity Securities Lending Cash Central Fund	722,115
Total	$ 798,582
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 509,108,037	$ 499,765,132	$ 9,286,452	$ 56,453
Consumer Staples	528,454,028	528,454,028	-	-
Energy	709,118,248	702,357,373	6,760,875	-
Financials	1,538,861,839	1,497,864,465	40,997,374	-
Health Care	744,534,521	626,999,102	117,535,419	-
Industrials	635,072,718	617,143,753	17,928,965	-
Information Technology	464,349,953	464,349,953	-	-
Materials	51,923,645	51,923,645	-	-
Telecommunication Services	333,267,635	333,267,635	-	-
Utilities	340,935,185	306,624,981	34,310,204	-
Corporate Bonds	123,174,680	-	123,174,680	-
Floating Rate Loans	6,571,388	-	6,571,388	-
Money Market Funds	141,324,848	141,324,848	-	-
Total Investments in Securities:	$ 6,126,696,725	$ 5,770,074,915	$ 356,565,357	$ 56,453
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(453)
Cost of Purchases	56,906
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 56,453
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (453)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.2%
United Kingdom	5.4%
Switzerland	3.4%
France	2.6%
Germany	2.4%
Bermuda	1.3%
Ireland	1.3%
Netherlands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $168,007,461 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,629,887) - See accompanying schedule: Unaffiliated issuers (cost $5,684,692,887)	$ 5,985,371,877
Fidelity Central Funds (cost $141,324,848)	141,324,848
Total Investments (cost $5,826,017,735)		$ 6,126,696,725
Cash		12,920,058
Foreign currency held at value (cost $794,043)		796,302
Receivable for investments sold		44,445,804
Receivable for fund shares sold		1,084,620
Dividends receivable		12,346,603
Interest receivable		907,101
Distributions receivable from Fidelity Central Funds		79,811
Other receivables		493,271
Total assets		6,199,770,295

Liabilities
Payable for investments purchased	$ 80,187,167
Payable for fund shares redeemed	3,734,714
Accrued management fee	2,251,552
Distribution and service plan fees payable	369,574
Other affiliated payables	434,122
Other payables and accrued expenses	503,457
Collateral on securities loaned, at value	100,867,678
Total liabilities		188,348,264

Net Assets		$ 6,011,422,031
Net Assets consist of:
Paid in capital		$ 5,355,658,530
Undistributed net investment income		61,074,739
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		293,985,373
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		300,703,389
Net Assets		$ 6,011,422,031

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,785,106,150 ÷ 186,922,738 shares)	$ 20.25

Service Class: Net Asset Value, offering price and redemption price per share ($399,977,998 ÷ 19,827,002 shares)	$ 20.17

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,632,859,952 ÷ 81,926,796 shares)	$ 19.93

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,461,092 ÷ 275,294 shares)	$ 19.84

Investor Class: Net Asset Value, offering price and redemption price per share ($188,016,839 ÷ 9,311,574 shares)	$ 20.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 78,059,000
Interest		3,232,433
Income from Fidelity Central Funds		798,582
Total income		82,090,015

Expenses
Management fee	$ 14,030,762
Transfer agent fees	2,309,612
Distribution and service plan fees	2,299,250
Accounting and security lending fees	570,151
Custodian fees and expenses	87,043
Independent trustees' compensation	16,068
Appreciation in deferred trustee compensation account	256
Audit	41,971
Legal	5,759
Interest	210
Miscellaneous	37,741
Total expenses before reductions	19,398,823
Expense reductions	(251,976)	19,146,847
Net investment income (loss)		62,943,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	524,852,953
Foreign currency transactions	766,170
Total net realized gain (loss)		525,619,123
Change in net unrealized appreciation (depreciation) on: Investment securities	(206,852,253)
Assets and liabilities in foreign currencies	(21,573)
Total change in net unrealized appreciation (depreciation)		(206,873,826)
Net gain (loss)		318,745,297
Net increase (decrease) in net assets resulting from operations		$ 381,688,465

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,943,168	$ 93,641,028
Net realized gain (loss)	525,619,123	376,021,518
Change in net unrealized appreciation (depreciation)	(206,873,826)	339,398,004
Net increase (decrease) in net assets resulting from operations	381,688,465	809,060,550
Distributions to shareholders from net investment income	-	(98,879,089)
Share transactions - net increase (decrease)	(373,714,994)	(619,890,150)
Redemption fees	1,081	2,603
Total increase (decrease) in net assets	7,974,552	90,293,914

Net Assets
Beginning of period	6,003,447,479	5,913,153,565
End of period (including undistributed net investment income of $61,074,739 and distributions in excess of net investment income of $1,868,429, respectively)	$ 6,011,422,031	$ 6,003,447,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.02	$ 16.81	$ 13.18	$ 23.91	$ 26.20	$ 25.49
Income from Investment Operations
Net investment income (loss) E	.21	.30	.33	.47	.47	.45
Net realized and unrealized gain (loss)	1.02	2.24	3.64	(10.67)	(.05)	4.37
Total from investment operations	1.23	2.54	3.97	(10.20)	.42	4.82
Distributions from net investment income	-	(.33)	(.34)	(.51)	(.50)	(.89)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.33)	(.34)	(.53)	(2.71)	(4.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.25	$ 19.02	$ 16.81	$ 13.18	$ 23.91	$ 26.20
Total Return B,C,D	6.47%	15.15%	30.21%	(42.65) %	1.53%	20.19%
Ratios to Average Net Assets F,H
Expenses before reductions	.55% A	.56%	.58%	.57%	.55%	.57%
Expenses net of fee waivers, if any	.55% A	.55%	.58%	.57%	.55%	.57%
Expenses net of all reductions	.55% A	.55%	.58%	.57%	.54%	.56%
Net investment income (loss)	2.13% A	1.71%	2.29%	2.37%	1.71%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,785,106	$ 3,798,310	$ 3,771,733	$ 3,322,799	$ 7,201,655	$ 8,315,159
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.96	$ 16.75	$ 13.14	$ 23.82	$ 26.11	$ 25.39
Income from Investment Operations
Net investment income (loss) E	.20	.28	.31	.44	.44	.43
Net realized and unrealized gain (loss)	1.01	2.24	3.63	(10.62)	(.05)	4.35
Total from investment operations	1.21	2.52	3.94	(10.18)	.39	4.78
Distributions from net investment income	-	(.31)	(.33)	(.48)	(.47)	(.84)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.31)	(.33)	(.50)	(2.68)	(4.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.17	$ 18.96	$ 16.75	$ 13.14	$ 23.82	$ 26.11
Total Return B,C,D	6.38%	15.09%	30.03%	(42.70)%	1.42%	20.08%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.66%	.68%	.67%	.65%	.67%
Expenses net of fee waivers, if any	.65% A	.65%	.68%	.67%	.65%	.67%
Expenses net of all reductions	.65% A	.65%	.68%	.67%	.64%	.66%
Net investment income (loss)	2.03% A	1.61%	2.19%	2.27%	1.61%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 399,978	$ 414,431	$ 430,383	$ 405,082	$ 920,054	$ 1,118,333
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 16.57	$ 13.00	$ 23.57	$ 25.87	$ 25.17
Income from Investment Operations
Net investment income (loss) E	.19	.25	.29	.41	.39	.38
Net realized and unrealized gain (loss)	.99	2.21	3.58	(10.50)	(.04)	4.32
Total from investment operations	1.18	2.46	3.87	(10.09)	.35	4.70
Distributions from net investment income	-	(.28)	(.30)	(.46)	(.44)	(.78)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.28)	(.30)	(.48)	(2.65)	(4.00)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.93	$ 18.75	$ 16.57	$ 13.00	$ 23.57	$ 25.87
Total Return B,C,D	6.29%	14.92%	29.88%	(42.81) %	1.27%	19.93%
Ratios to Average Net Assets F,H
Expenses before reductions	.80% A	.81%	.83%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.83%	.82%	.80%	.82%
Expenses net of all reductions	.80% A	.80%	.83%	.82%	.80%	.82%
Net investment income (loss)	1.87% A	1.46%	2.04%	2.12%	1.46%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,632,860	$ 1,619,356	$ 1,558,421	$ 1,321,569	$ 2,583,129	$ 2,373,059
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.66	$ 16.49	$ 12.93	$ 23.44	$ 25.73	$ 25.08
Income from Investment Operations
Net investment income (loss) E	.18	.25	.28	.41	.39	.38
Net realized and unrealized gain (loss)	1.00	2.20	3.58	(10.45)	(.04)	4.29
Total from investment operations	1.18	2.45	3.86	(10.04)	.35	4.67
Distributions from net investment income	-	(.28)	(.30)	(.45)	(.43)	(.80)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.28)	(.30)	(.47)	(2.64)	(4.02)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.84	$ 18.66	$ 16.49	$ 12.93	$ 23.44	$ 25.73
Total Return B,C,D	6.32%	14.90%	29.95%	(42.82) %	1.27%	19.89%
Ratios to Average Net Assets F,H
Expenses before reductions	.80% A	.81%	.83%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.83%	.82%	.80%	.82%
Expenses net of all reductions	.80% A	.80%	.83%	.81%	.79%	.81%
Net investment income (loss)	1.88% A	1.46%	2.04%	2.12%	1.46%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,461	$ 5,405	$ 5,259	$ 5,339	$ 13,558	$ 17,089
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 16.77	$ 13.15	$ 23.85	$ 26.15	$ 25.48
Income from Investment Operations
Net investment income (loss) E	.20	.28	.31	.44	.44	.42
Net realized and unrealized gain (loss)	1.02	2.23	3.64	(10.63)	(.05)	4.36
Total from investment operations	1.22	2.51	3.95	(10.19)	.39	4.78
Distributions from net investment income	-	(.31)	(.33)	(.49)	(.48)	(.89)
Distributions from net realized gain	-	-	-	(.02)	(2.21)	(3.22)
Total distributions	-	(.31)	(.33)	(.51)	(2.69)	(4.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.19	$ 18.97	$ 16.77	$ 13.15	$ 23.85	$ 26.15
Total Return B,C,D	6.43%	15.04%	30.09%	(42.71) %	1.39%	20.04%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.68%	.66%	.66%	.69%
Expenses net of fee waivers, if any	.64% A	.64%	.68%	.66%	.66%	.69%
Expenses net of all reductions	.63% A	.64%	.68%	.66%	.66%	.69%
Net investment income (loss)	2.04% A	1.62%	2.19%	2.28%	1.60%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,017	$ 165,946	$ 147,358	$ 122,483	$ 230,534	$ 170,050
Portfolio turnover rate G	116% A	29%	29%	34%	20%	22%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 915,308,661
Gross unrealized depreciation	(644,898,679)
Net unrealized appreciation (depreciation) on securities and other investments	$ 270,409,982

Tax cost	$ 5,856,286,743

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,526,719,084 and $3,808,678,288, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 208,550
Service Class 2	2,083,517
Service Class 2R	7,183
$ 2,299,250

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,406,373
Service Class	151,027
Service Class 2	605,792
Service Class 2R	2,064
Investor Class	144,356
$ 2,309,612

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $74,682 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,362 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $722,115, including $523 from securities loaned to FCM.

Semiannual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $12,791,000. The weighted average interest rate was .59%. The interest expense amounted to $210 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $251,855 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $121.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 64,973,877
Service Class	-	6,737,480
Service Class 2	-	24,391,968
Service Class 2R	-	80,537
Investor Class	-	2,695,227
Total	$ -	$ 98,879,089

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	2,333,006	4,740,512	$ 46,663,522	$ 82,331,514
Reinvestment of distributions	-	3,504,835	-	64,973,877
Shares redeemed	(15,099,579)	(32,979,175)	(302,527,660)	(570,621,114)
Net increase (decrease)	(12,766,573)	(24,733,828)	$ (255,864,138)	$ (423,315,723)
Service Class
Shares sold	338,145	702,398	$ 6,729,999	$ 12,089,968
Reinvestment of distributions	-	364,809	-	6,737,480
Shares redeemed	(2,370,484)	(4,898,823)	(47,447,070)	(84,563,059)
Net increase (decrease)	(2,032,339)	(3,831,616)	$ (40,717,071)	$ (65,735,611)
Service Class 2
Shares sold	3,352,790	6,065,151	$ 65,935,176	$ 102,701,453
Reinvestment of distributions	-	1,335,936	-	24,391,968
Shares redeemed	(7,814,594)	(15,068,707)	(154,055,595)	(257,524,680)
Net increase (decrease)	(4,461,804)	(7,667,620)	$ (88,120,419)	$ (130,431,259)
Service Class 2R
Shares sold	39,314	174,505	$ 774,165	$ 2,953,931
Reinvestment of distributions	-	4,431	-	80,537
Shares redeemed	(53,727)	(208,193)	(1,053,172)	(3,392,012)
Net increase (decrease)	(14,413)	(29,257)	$ (279,007)	$ (357,544)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Investor Class
Shares sold	1,027,792	1,468,527	$ 20,482,196	$ 25,723,911
Reinvestment of distributions	-	145,666	-	2,695,227
Shares redeemed	(461,759)	(1,656,459)	(9,216,555)	(28,469,151)
Net increase (decrease)	566,033	(42,266)	$ 11,265,641	$ (50,013)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0811
1.833447.105

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.66%
Actual		$ 1,000.00	$ 1,087.00	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class	.76%
Actual		$ 1,000.00	$ 1,086.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2.91%
Actual		$ 1,000.00	$ 1,085.70	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R	.91%
Actual		$ 1,000.00	$ 1,085.90	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class	.75%
Actual		$ 1,000.00	$ 1,086.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.0	6.5
Exxon Mobil Corp.	3.9	3.7
QUALCOMM, Inc.	3.6	4.0
Google, Inc. Class A	3.2	3.4
United Technologies Corp.	3.0	2.7
Halliburton Co.	2.3	1.1
Oracle Corp.	1.9	1.1
Accenture PLC Class A	1.8	0.0
Baker Hughes, Inc.	1.6	0.0
WABCO Holdings, Inc.	1.5	1.5
	28.8
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.0	28.8
Industrials	17.8	17.3
Energy	15.3	9.0
Consumer Discretionary	13.0	15.6
Health Care	6.1	12.5
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 99.4%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	19.8%	** Foreign investments	13.8%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.7%
Gentex Corp.	1,006,374	$ 30,422,686
Automobiles - 1.7%
Bayerische Motoren Werke AG (BMW)	309,498	30,886,397
Harley-Davidson, Inc.	662,466	27,141,232
Tesla Motors, Inc. (a)(d)	521,977	15,205,190
		73,232,819
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	59,100	1,257,640
Kroton Educacional SA unit (a)	234,400	3,040,548
Weight Watchers International, Inc.	405,451	30,599,387
		34,897,575
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc.	98,900	2,085,801
Chipotle Mexican Grill, Inc. (a)	13,893	4,281,684
McDonald's Corp.	689,600	58,147,072
Starbucks Corp.	1,015,173	40,089,182
Starwood Hotels & Resorts Worldwide, Inc.	205,500	11,516,220
		116,119,959
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	215,912	44,151,845
Media - 0.9%
DIRECTV (a)	349,075	17,739,992
Discovery Communications, Inc. Class C (a)	444,191	16,235,181
Sun TV Ltd.	305,264	2,374,124
		36,349,297
Multiline Retail - 1.2%
Dollarama, Inc.	722,140	24,463,204
Dollarama, Inc. (e)	128,200	4,342,901
Target Corp.	431,349	20,234,582
		49,040,687
Specialty Retail - 3.9%
Bed Bath & Beyond, Inc. (a)	260,700	15,217,059
GOME Electrical Appliances Holdings Ltd.	12,231,000	4,888,156
Home Depot, Inc.	301,000	10,902,220
Lowe's Companies, Inc.	1,408,791	32,838,918
Ross Stores, Inc.	303,509	24,317,141
TJX Companies, Inc.	382,750	20,105,858
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	458,313	29,597,854
Vitamin Shoppe, Inc. (a)	602,892	27,588,338
		165,455,544
Textiles, Apparel & Luxury Goods - 0.0%
Arezzo Industria e Comercio SA	19,000	265,934
TOTAL CONSUMER DISCRETIONARY		549,936,346

	Shares	Value
CONSUMER STAPLES - 3.8%
Beverages - 0.7%
The Coca-Cola Co.	447,541	$ 30,115,034
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	69,600	5,654,304
Droga Raia SA	183,000	3,047,851
Drogasil SA	288,600	1,968,862
Walgreen Co.	743,885	31,585,357
Whole Foods Market, Inc.	63,242	4,012,705
		46,269,079
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	209,495	18,699,524
Mead Johnson Nutrition Co. Class A	264,469	17,864,881
		36,564,405
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	46,976	4,941,405
Herbalife Ltd.	755,814	43,565,119
		48,506,524
TOTAL CONSUMER STAPLES		161,455,042
ENERGY - 15.3%
Energy Equipment & Services - 7.5%
Aker Solutions ASA	745,286	14,921,194
Baker Hughes, Inc.	940,138	68,216,413
Dresser-Rand Group, Inc. (a)	435,791	23,423,766
Halliburton Co.	1,936,730	98,773,230
National Oilwell Varco, Inc.	85,300	6,671,313
Oceaneering International, Inc.	530,912	21,501,936
Oil States International, Inc. (a)	87,200	6,968,152
Schlumberger Ltd.	596,033	51,497,251
Transocean Ltd. (United States)	315,409	20,362,805
Vantage Drilling Co. (a)	1,012,800	1,843,296
		314,179,356
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	161,400	12,389,064
Apache Corp.	103,819	12,810,226
Atlas Pipeline Partners, LP	256,461	8,452,955
Concho Resources, Inc. (a)	188,192	17,285,435
Denbury Resources, Inc. (a)	181,200	3,624,000
Exxon Mobil Corp.	2,010,034	163,576,567
Noble Energy, Inc.	44,400	3,979,572
Occidental Petroleum Corp.	587,200	61,092,288
Pioneer Natural Resources Co.	71,000	6,359,470
Valero Energy Corp.	283,700	7,254,209
Whiting Petroleum Corp. (a)	568,100	32,330,571
		329,154,357
TOTAL ENERGY		643,333,713
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.4%
Capital Markets - 2.6%
BlackRock, Inc. Class A	185,209	$ 35,524,938
Charles Schwab Corp.	855,448	14,072,120
Invesco Ltd.	1,173,451	27,458,753
JMP Group, Inc.	127,100	893,513
Noah Holdings Ltd. ADR (d)	663,300	7,455,492
T. Rowe Price Group, Inc.	193,680	11,686,651
The Blackstone Group LP	864,000	14,307,840
		111,399,307
Commercial Banks - 1.1%
Wells Fargo & Co.	1,607,660	45,110,940
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	727,889	10,057,198
Diversified Financial Services - 1.1%
CME Group, Inc.	61,177	17,838,601
JPMorgan Chase & Co.	711,898	29,145,104
		46,983,705
Insurance - 0.1%
Qualicorp SA	357,100	3,408,359
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	935,000	10,691,019
TOTAL FINANCIALS		227,650,528
HEALTH CARE - 6.1%
Biotechnology - 1.3%
Amarin Corp. PLC ADR (a)	570,500	8,255,135
Amgen, Inc. (a)	176,400	10,292,940
Biogen Idec, Inc. (a)	260,500	27,852,660
Human Genome Sciences, Inc. (a)	396,700	9,735,018
		56,135,753
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	89,212	7,777,502
Health Care Providers & Services - 0.4%
HMS Holdings Corp. (a)	64,200	4,935,054
Odontoprev SA	119,100	1,983,601
VCA Antech, Inc. (a)	440,521	9,339,045
		16,257,700
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	524,846	26,824,879
Illumina, Inc. (a)(d)	221,542	16,648,881
Sequenom, Inc. (a)(d)	600,677	4,535,111
		48,008,871
Pharmaceuticals - 3.1%
Aegerion Pharmaceuticals, Inc.	123,800	1,949,850
Allergan, Inc.	74,600	6,210,450
Novo Nordisk A/S Series B	434,663	54,461,703

	Shares	Value
Perrigo Co.	295,337	$ 25,951,262
Valeant Pharmaceuticals International, Inc. (Canada)	809,219	42,080,395
		130,653,660
TOTAL HEALTH CARE		258,833,486
INDUSTRIALS - 17.8%
Aerospace & Defense - 7.8%
Esterline Technologies Corp. (a)	417,078	31,864,759
Goodrich Corp.	639,879	61,108,445
Honeywell International, Inc.	672,816	40,093,105
Precision Castparts Corp.	273,700	45,064,705
Textron, Inc.	423,100	9,989,391
TransDigm Group, Inc. (a)	130,148	11,868,196
United Technologies Corp.	1,438,770	127,345,533
		327,334,134
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	111,100	8,759,124
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	113,200	3,321,288
Building Products - 0.1%
A.O. Smith Corp.	150,241	6,355,194
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc. (a)	228,550	4,321,881
Waste Connections, Inc.	213,450	6,772,769
		11,094,650
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	445,769	19,279,509
Electrical Equipment - 3.4%
Acuity Brands, Inc.	181,800	10,140,804
AMETEK, Inc.	228,486	10,259,021
Cooper Industries PLC Class A	317,800	18,963,126
Crompton Greaves Ltd.	576,754	3,347,706
Emerson Electric Co.	926,264	52,102,350
Polypore International, Inc. (a)	298,256	20,233,687
Regal-Beloit Corp.	179,300	11,971,861
Roper Industries, Inc.	204,734	17,054,342
		144,072,897
Industrial Conglomerates - 0.4%
3M Co.	164,085	15,563,462
Machinery - 3.9%
CLARCOR, Inc.	481,301	22,755,911
Colfax Corp. (a)	190,783	4,731,418
Danaher Corp.	828,468	43,900,519
Flowserve Corp.	68,800	7,560,432
Ingersoll-Rand Co. Ltd.	215,347	9,778,907
WABCO Holdings, Inc. (a)	924,098	63,818,208
Weg SA	920,400	10,494,600
		163,039,995
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(d)	97,726	5,485,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CoStar Group, Inc. (a)	43,900	$ 2,602,392
IHS, Inc. Class A (a)	113,388	9,458,827
Robert Half International, Inc.	217,030	5,866,321
		23,412,900
Trading Companies & Distributors - 0.6%
Mills Estruturas e Servicos de Engenharia SA	352,700	5,083,435
W.W. Grainger, Inc.	145,700	22,386,805
		27,470,240
TOTAL INDUSTRIALS		749,703,393
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 3.7%
QUALCOMM, Inc.	2,678,803	152,129,222
ViaSat, Inc. (a)	112,510	4,868,308
		156,997,530
Computers & Peripherals - 7.3%
Apple, Inc. (a)	749,730	251,661,873
EMC Corp. (a)	618,985	17,053,037
NetApp, Inc. (a)	527,400	27,836,172
OCZ Technology Group, Inc. (a)(d)	523,688	4,189,504
SanDisk Corp. (a)	181,166	7,518,389
		308,258,975
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	73,700	3,979,063
IPG Photonics Corp. (a)	182,380	13,260,850
Keyence Corp.	31,500	8,941,597
		26,181,510
Internet Software & Services - 6.3%
Baidu.com, Inc. sponsored ADR (a)	74,384	10,423,430
Dice Holdings, Inc. (a)	796,814	10,772,925
eBay, Inc. (a)	395,251	12,754,750
Google, Inc. Class A (a)	266,642	135,022,176
KIT Digital, Inc. (a)(d)	1,484,546	17,725,479
Velti PLC (a)	1,079,300	18,250,963
VeriSign, Inc.	848,877	28,403,424
WebMD Health Corp. (a)	551,550	25,139,649
XO Group, Inc. (a)	415,717	4,136,384
		262,629,180
IT Services - 2.7%
Accenture PLC Class A	1,227,066	74,139,328
Cognizant Technology Solutions Corp. Class A (a)	294,500	21,598,630
Fidelity National Information Services, Inc.	268,438	8,265,206
Heartland Payment Systems, Inc.	463,153	9,540,952
		113,544,116

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	316,700	$ 12,395,638
ARM Holdings PLC sponsored ADR (d)	1,461,047	41,537,566
ASML Holding NV	98,000	3,622,080
Avago Technologies Ltd.	1,227,270	46,636,260
Freescale Semiconductor Holdings I Ltd.	350,667	6,448,766
Linear Technology Corp.	499,900	16,506,698
		127,147,008
Software - 7.4%
ANSYS, Inc. (a)	159,095	8,697,724
Ariba, Inc. (a)	1,470,086	50,673,864
Check Point Software Technologies Ltd. (a)	462,000	26,264,700
Citrix Systems, Inc. (a)	357,800	28,624,000
Computer Modelling Group Ltd.	350,200	4,942,163
Concur Technologies, Inc. (a)	78,159	3,913,421
Informatica Corp. (a)	152,600	8,916,418
Intuit, Inc. (a)	319,456	16,566,988
Kingdee International Software Group Co. Ltd.	10,240,800	5,500,889
Oracle Corp.	2,453,816	80,755,085
RealPage, Inc.	132,500	3,507,275
Red Hat, Inc. (a)	204,900	9,404,910
salesforce.com, Inc. (a)	189,981	28,303,369
SolarWinds, Inc. (a)	670,546	17,528,072
VMware, Inc. Class A (a)	159,777	16,014,449
		309,613,327
TOTAL INFORMATION TECHNOLOGY		1,304,371,646
MATERIALS - 5.9%
Chemicals - 2.4%
Albemarle Corp.	123,800	8,566,960
CF Industries Holdings, Inc.	115,950	16,426,637
Ecolab, Inc.	123,400	6,957,292
FMC Corp.	203,027	17,464,383
Lanxess AG	99,700	8,184,072
Praxair, Inc.	199,100	21,580,449
The Mosaic Co.	314,350	21,290,926
		100,470,719
Containers & Packaging - 0.1%
Lock & Lock Co. Ltd.	76,360	3,102,348
Metals & Mining - 3.4%
Grande Cache Coal Corp. (a)	3,046,306	27,765,481
Iluka Resources Ltd.	1,199,355	21,584,252
Kenmare Resources PLC (a)	15,766,811	14,916,799
Major Drilling Group International, Inc.	796,400	10,363,770
Mirabela Nickel Ltd. (a)(d)	3,712,118	6,967,181
Mongolian Mining Corp.	3,198,000	3,953,450
Newmont Mining Corp.	577,660	31,176,310
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Teck Resources Ltd. Class B (sub. vtg.)	220,400	$ 11,202,829
Walter Energy, Inc.	141,100	16,339,380
		144,269,452
TOTAL MATERIALS		247,842,519
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	160,200	8,383,266
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	740,600	36,444,926
		44,828,192
TOTAL COMMON STOCKS (Cost $3,323,659,734)		4,187,954,865
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	39,374,716	39,374,716
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	38,066,325	38,066,325
TOTAL MONEY MARKET FUNDS (Cost $77,441,041)		77,441,041
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $3,401,100,775)	4,265,395,906
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(51,600,379)
NET ASSETS - 100%	$ 4,213,795,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,342,901 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,503
Fidelity Securities Lending Cash Central Fund	204,557
Total	$ 248,060
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 549,936,346	$ 549,936,346	$ -	$ -
Consumer Staples	161,455,042	161,455,042	-	-
Energy	643,333,713	643,333,713	-	-
Financials	227,650,528	227,650,528	-	-
Health Care	258,833,486	204,371,783	54,461,703	-
Industrials	749,703,393	749,703,393	-	-
Information Technology	1,304,371,646	1,295,430,049	8,941,597	-
Materials	247,842,519	247,842,519	-	-
Telecommunication Services	44,828,192	44,828,192	-	-
Money Market Funds	77,441,041	77,441,041	-	-
Total Investments in Securities:	$ 4,265,395,906	$ 4,201,992,606	$ 63,403,300	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.2%
Canada	3.0%
Ireland	2.9%
Brazil	2.0%
Cayman Islands	1.5%
Denmark	1.3%
Netherlands Antilles	1.2%
United Kingdom	1.2%
Singapore	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $1,604,451,566 of which $41,234,048, $1,104,811,876 and $458,405,642 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,064,034) - See accompanying schedule: Unaffiliated issuers (cost $3,323,659,734)	$ 4,187,954,865
Fidelity Central Funds (cost $77,441,041)	77,441,041
Total Investments (cost $3,401,100,775)		$ 4,265,395,906
Foreign currency held at value (cost $129,669)		129,669
Receivable for investments sold		33,820,985
Receivable for fund shares sold		1,184,774
Dividends receivable		1,648,978
Distributions receivable from Fidelity Central Funds		33,862
Other receivables		245,933
Total assets		4,302,460,107

Liabilities
Payable for investments purchased	$ 45,542,541
Payable for fund shares redeemed	2,333,142
Accrued management fee	1,893,731
Distribution and service plan fees payable	175,874
Other affiliated payables	322,899
Other payables and accrued expenses	330,068
Collateral on securities loaned, at value	38,066,325
Total liabilities		88,664,580

Net Assets		$ 4,213,795,527
Net Assets consist of:
Paid in capital		$ 4,624,379,658
Undistributed net investment income		7,120,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,281,974,342)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		864,269,973
Net Assets		$ 4,213,795,527

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,925,407,968 ÷ 72,700,391 shares)	$ 40.24

Service Class: Net Asset Value, offering price and redemption price per share ($465,864,594 ÷ 11,612,557 shares)	$ 40.12

Service Class 2: Net Asset Value, offering price and redemption price per share ($677,749,613 ÷ 17,031,320 shares)	$ 39.79

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,941,176 ÷ 149,625 shares)	$ 39.71

Investor Class: Net Asset Value, offering price and redemption price per share ($138,832,176 ÷ 3,459,875 shares)	$ 40.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 21,894,444
Interest		447
Income from Fidelity Central Funds		248,060
Total income		22,142,951

Expenses
Management fee	$ 11,696,240
Transfer agent fees	1,589,510
Distribution and service plan fees	1,060,846
Accounting and security lending fees	528,905
Custodian fees and expenses	54,678
Independent trustees' compensation	11,124
Appreciation in deferred trustee compensation account	216
Audit	34,437
Legal	4,366
Interest	391
Miscellaneous	23,934
Total expenses before reductions	15,004,647
Expense reductions	(147,509)	14,857,138
Net investment income (loss)		7,285,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	358,953,735
Foreign currency transactions	(550,801)
Total net realized gain (loss)		358,402,934
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,273,880)
Assets and liabilities in foreign currencies	(28,019)
Total change in net unrealized appreciation (depreciation)		(22,301,899)
Net gain (loss)		336,101,035
Net increase (decrease) in net assets resulting from operations		$ 343,386,848

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,285,813	$ 6,206,068
Net realized gain (loss)	358,402,934	368,234,172
Change in net unrealized appreciation (depreciation)	(22,301,899)	419,061,739
Net increase (decrease) in net assets resulting from operations	343,386,848	793,501,979
Distributions to shareholders from net investment income	-	(8,150,719)
Distributions to shareholders from net realized gain	(8,082,340)	(12,197,748)
Total distributions	(8,082,340)	(20,348,467)
Share transactions - net increase (decrease)	(124,760,365)	(439,300,401)
Redemption fees	13,501	1,277
Total increase (decrease) in net assets	210,557,644	333,854,388

Net Assets
Beginning of period	4,003,237,883	3,669,383,495
End of period (including undistributed net investment income of $7,120,238 and distributions in excess of net investment income of $165,575, respectively)	$ 4,213,795,527	$ 4,003,237,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.09	$ 30.04	$ 23.53	$ 45.12	$ 35.87	$ 33.70
Income from Investment Operations
Net investment income (loss) E	.08	.07	.10	.27	.09	.21
Net realized and unrealized gain (loss)	3.15	7.18	6.55	(21.55)	9.53	2.09
Total from investment operations	3.23	7.25	6.65	(21.28)	9.62	2.30
Distributions from net investment income	-	(.09)	(.12)	(.31)	(.33)	(.13)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.20)	(.14) J	(.31)	(.37)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.24	$ 37.09	$ 30.04	$ 23.53	$ 45.12	$ 35.87
Total Return B, C , D	8.70%	24.17%	28.29%	(47.17)%	26.96%	6.85%
Ratios to Average Net Assets F, H
Expenses before reductions	.66% A	.67%	.69%	.68%	.65%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.69%	.68%	.65%	.68%
Expenses net of all reductions	.65% A	.66%	.68%	.67%	.64%	.67%
Net investment income (loss)	.40% A	.22%	.41%	.74%	.21%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,925,408	$ 2,842,307	$ 2,618,954	$ 2,337,892	$ 6,002,656	$ 5,610,629
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 36.99	$ 29.96	$ 23.47	$ 44.99	$ 35.72	$ 33.56
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.23	.04	.18
Net realized and unrealized gain (loss)	3.15	7.16	6.52	(21.48)	9.51	2.07
Total from investment operations	3.21	7.20	6.60	(21.25)	9.55	2.25
Distributions from net investment income	-	(.06)	(.09)	(.27)	(.24)	(.09)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.17)	(.11) J	(.27)	(.28)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.12	$ 36.99	$ 29.96	$ 23.47	$ 44.99	$ 35.72
Total Return B, C , D	8.67%	24.06%	28.15%	(47.23)%	26.87%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.79%	.78%	.75%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.79%	.78%	.75%	.78%
Expenses net of all reductions	.75% A	.76%	.78%	.77%	.74%	.77%
Net investment income (loss)	.30% A	.12%	.31%	.64%	.11%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,865	$ 453,063	$ 421,996	$ 395,759	$ 929,848	$ 877,279
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 36.72	$ 29.75	$ 23.31	$ 44.65	$ 35.42	$ 33.29
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.17	(.02)	.12
Net realized and unrealized gain (loss)	3.12	7.10	6.48	(21.29)	9.43	2.07
Total from investment operations	3.15	7.09	6.52	(21.12)	9.41	2.19
Distributions from net investment income	-	(.01)	(.05)	(.22)	(.15)	(.06)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.03)	-
Total distributions	(.08)	(.12)	(.08) J	(.22)	(.18)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.79	$ 36.72	$ 29.75	$ 23.31	$ 44.65	$ 35.42
Total Return B, C , D	8.57%	23.86%	27.97%	(47.31)%	26.66%	6.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.91% A	.92%	.94%	.93%	.90%	.94%
Expenses net of fee waivers, if any	.91% A	.91%	.94%	.93%	.90%	.94%
Expenses net of all reductions	.90% A	.91%	.93%	.92%	.89%	.92%
Net investment income (loss)	.15% A	(.03)%	.16%	.49%	(.04)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,750	$ 584,193	$ 528,819	$ 447,530	$ 898,204	$ 627,754
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 36.64	$ 29.70	$ 23.26	$ 44.42	$ 35.28	$ 33.18
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.18	(.01)	.12
Net realized and unrealized gain (loss)	3.12	7.09	6.46	(21.20)	9.38	2.06
Total from investment operations	3.15	7.08	6.50	(21.02)	9.37	2.18
Distributions from net investment income	-	(.03)	(.04)	(.14)	(.19)	(.08)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.14)	(.06) J	(.14)	(.23)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 36.64	$ 29.70	$ 23.26	$ 44.42	$ 35.28
Total Return B, C , D	8.59%	23.86%	27.98%	(47.31)%	26.66%	6.58%
Ratios to Average Net Assets F, H
Expenses before reductions	.91% A	.92%	.94%	.93%	.89%	.93%
Expenses net of fee waivers, if any	.91% A	.91%	.94%	.93%	.89%	.93%
Expenses net of all reductions	.90% A	.91%	.93%	.92%	.89%	.92%
Net investment income (loss)	.15% A	(.03)%	.16%	.49%	(.04)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,941	$ 5,739	$ 4,084	$ 3,061	$ 20,051	$ 5,063
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.00	$ 29.97	$ 23.48	$ 45.00	$ 35.78	$ 33.67
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.24	.04	.17
Net realized and unrealized gain (loss)	3.15	7.17	6.52	(21.49)	9.50	2.08
Total from investment operations	3.21	7.21	6.60	(21.25)	9.54	2.25
Distributions from net investment income	-	(.07)	(.09)	(.27)	(.28)	(.14)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.18)	(.11) J	(.27)	(.32)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.13	$ 37.00	$ 29.97	$ 23.48	$ 45.00	$ 35.78
Total Return B, C , D	8.67%	24.08%	28.14%	(47.22)%	26.81%	6.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.79%	.77%	.76%	.81%
Expenses net of fee waivers, if any	.75% A	.75%	.79%	.77%	.76%	.81%
Expenses net of all reductions	.74% A	.75%	.78%	.76%	.76%	.80%
Net investment income (loss)	.31% A	.13%	.31%	.65%	.09%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,832	$ 117,936	$ 95,531	$ 93,428	$ 181,705	$ 76,965
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 958,603,338
Gross unrealized depreciation	(108,333,707)
Net unrealized appreciation (depreciation) on securities and other investments	$ 850,269,631

Tax cost	$ 3,415,126,275

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,358,669,544 and $1,416,339,056, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 236,582
Service Class 2	816,079
Service Class 2R	8,185
$ 1,060,846

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,067,836
Service Class	172,772
Service Class 2	240,302
Service Class 2R	2,353
Investor Class	106,247
$ 1,589,510

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,150 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,009,000.35%		$ 391

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,949 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds. Total security lending income during the period amounted to $204,557, including $2,752 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $147,509 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 7,069,872
Service Class	-	708,549
Service Class 2	-	157,035
Service Class 2R	-	4,039
Investor Class	-	211,224
Total	$ -	$ 8,150,719
From net realized gain
Initial Class	$ 5,680,176	$ 8,678,947
Service Class	916,103	1,386,003
Service Class 2	1,227,922	1,769,479
Service Class 2R	11,669	15,949
Investor Class	246,470	347,370
Total	$ 8,082,340	$ 12,197,748

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	2,246,120	3,473,243	$ 87,768,703	$ 113,067,768
Reinvestment of distributions	145,273	445,708	5,680,176	15,748,819
Shares redeemed	(6,332,608)	(14,471,861)	(247,465,189)	(459,125,365)
Net increase (decrease)	(3,941,215)	(10,552,910)	$ (154,016,310)	$ (330,308,778)
Service Class
Shares sold	549,739	651,294	$ 21,578,583	$ 21,310,170
Reinvestment of distributions	23,490	59,936	916,103	2,094,552
Shares redeemed	(1,208,239)	(2,547,621)	(47,518,120)	(80,470,779)
Net increase (decrease)	(635,010)	(1,836,391)	$ (25,023,434)	$ (57,066,057)
Service Class 2
Shares sold	3,129,083	2,292,229	$ 121,860,767	$ 74,709,454
Reinvestment of distributions	31,721	56,469	1,227,922	1,926,514
Shares redeemed	(2,037,850)	(4,214,967)	(79,217,198)	(130,514,071)
Net increase (decrease)	1,122,954	(1,866,269)	$ 43,871,491	$ (53,878,103)
Service Class 2R
Shares sold	88,406	106,812	$ 3,431,620	$ 3,580,908
Reinvestment of distributions	302	577	11,669	19,988
Shares redeemed	(95,711)	(88,264)	(3,660,506)	(2,902,806)
Net increase (decrease)	(7,003)	19,125	$ (217,217)	$ 698,090
Investor Class
Shares sold	569,153	639,949	$ 22,306,622	$ 21,166,429
Reinvestment of distributions	6,318	15,871	246,470	558,594
Shares redeemed	(303,245)	(655,594)	(11,927,987)	(20,470,576)
Net increase (decrease)	272,226	226	$ 10,625,105	$ 1,254,447

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 34% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRWT-SANN-0811
1.705692.113

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.66%
Actual		$ 1,000.00	$ 1,087.00	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class	.76%
Actual		$ 1,000.00	$ 1,086.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2.91%
Actual		$ 1,000.00	$ 1,085.70	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R	.91%
Actual		$ 1,000.00	$ 1,085.90	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class	.75%
Actual		$ 1,000.00	$ 1,086.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.0	6.5
Exxon Mobil Corp.	3.9	3.7
QUALCOMM, Inc.	3.6	4.0
Google, Inc. Class A	3.2	3.4
United Technologies Corp.	3.0	2.7
Halliburton Co.	2.3	1.1
Oracle Corp.	1.9	1.1
Accenture PLC Class A	1.8	0.0
Baker Hughes, Inc.	1.6	0.0
WABCO Holdings, Inc.	1.5	1.5
	28.8
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.0	28.8
Industrials	17.8	17.3
Energy	15.3	9.0
Consumer Discretionary	13.0	15.6
Health Care	6.1	12.5
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 99.4%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	19.8%	** Foreign investments	13.8%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.7%
Gentex Corp.	1,006,374	$ 30,422,686
Automobiles - 1.7%
Bayerische Motoren Werke AG (BMW)	309,498	30,886,397
Harley-Davidson, Inc.	662,466	27,141,232
Tesla Motors, Inc. (a)(d)	521,977	15,205,190
		73,232,819
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	59,100	1,257,640
Kroton Educacional SA unit (a)	234,400	3,040,548
Weight Watchers International, Inc.	405,451	30,599,387
		34,897,575
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc.	98,900	2,085,801
Chipotle Mexican Grill, Inc. (a)	13,893	4,281,684
McDonald's Corp.	689,600	58,147,072
Starbucks Corp.	1,015,173	40,089,182
Starwood Hotels & Resorts Worldwide, Inc.	205,500	11,516,220
		116,119,959
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	215,912	44,151,845
Media - 0.9%
DIRECTV (a)	349,075	17,739,992
Discovery Communications, Inc. Class C (a)	444,191	16,235,181
Sun TV Ltd.	305,264	2,374,124
		36,349,297
Multiline Retail - 1.2%
Dollarama, Inc.	722,140	24,463,204
Dollarama, Inc. (e)	128,200	4,342,901
Target Corp.	431,349	20,234,582
		49,040,687
Specialty Retail - 3.9%
Bed Bath & Beyond, Inc. (a)	260,700	15,217,059
GOME Electrical Appliances Holdings Ltd.	12,231,000	4,888,156
Home Depot, Inc.	301,000	10,902,220
Lowe's Companies, Inc.	1,408,791	32,838,918
Ross Stores, Inc.	303,509	24,317,141
TJX Companies, Inc.	382,750	20,105,858
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	458,313	29,597,854
Vitamin Shoppe, Inc. (a)	602,892	27,588,338
		165,455,544
Textiles, Apparel & Luxury Goods - 0.0%
Arezzo Industria e Comercio SA	19,000	265,934
TOTAL CONSUMER DISCRETIONARY		549,936,346

	Shares	Value
CONSUMER STAPLES - 3.8%
Beverages - 0.7%
The Coca-Cola Co.	447,541	$ 30,115,034
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	69,600	5,654,304
Droga Raia SA	183,000	3,047,851
Drogasil SA	288,600	1,968,862
Walgreen Co.	743,885	31,585,357
Whole Foods Market, Inc.	63,242	4,012,705
		46,269,079
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	209,495	18,699,524
Mead Johnson Nutrition Co. Class A	264,469	17,864,881
		36,564,405
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	46,976	4,941,405
Herbalife Ltd.	755,814	43,565,119
		48,506,524
TOTAL CONSUMER STAPLES		161,455,042
ENERGY - 15.3%
Energy Equipment & Services - 7.5%
Aker Solutions ASA	745,286	14,921,194
Baker Hughes, Inc.	940,138	68,216,413
Dresser-Rand Group, Inc. (a)	435,791	23,423,766
Halliburton Co.	1,936,730	98,773,230
National Oilwell Varco, Inc.	85,300	6,671,313
Oceaneering International, Inc.	530,912	21,501,936
Oil States International, Inc. (a)	87,200	6,968,152
Schlumberger Ltd.	596,033	51,497,251
Transocean Ltd. (United States)	315,409	20,362,805
Vantage Drilling Co. (a)	1,012,800	1,843,296
		314,179,356
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	161,400	12,389,064
Apache Corp.	103,819	12,810,226
Atlas Pipeline Partners, LP	256,461	8,452,955
Concho Resources, Inc. (a)	188,192	17,285,435
Denbury Resources, Inc. (a)	181,200	3,624,000
Exxon Mobil Corp.	2,010,034	163,576,567
Noble Energy, Inc.	44,400	3,979,572
Occidental Petroleum Corp.	587,200	61,092,288
Pioneer Natural Resources Co.	71,000	6,359,470
Valero Energy Corp.	283,700	7,254,209
Whiting Petroleum Corp. (a)	568,100	32,330,571
		329,154,357
TOTAL ENERGY		643,333,713
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.4%
Capital Markets - 2.6%
BlackRock, Inc. Class A	185,209	$ 35,524,938
Charles Schwab Corp.	855,448	14,072,120
Invesco Ltd.	1,173,451	27,458,753
JMP Group, Inc.	127,100	893,513
Noah Holdings Ltd. ADR (d)	663,300	7,455,492
T. Rowe Price Group, Inc.	193,680	11,686,651
The Blackstone Group LP	864,000	14,307,840
		111,399,307
Commercial Banks - 1.1%
Wells Fargo & Co.	1,607,660	45,110,940
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	727,889	10,057,198
Diversified Financial Services - 1.1%
CME Group, Inc.	61,177	17,838,601
JPMorgan Chase & Co.	711,898	29,145,104
		46,983,705
Insurance - 0.1%
Qualicorp SA	357,100	3,408,359
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	935,000	10,691,019
TOTAL FINANCIALS		227,650,528
HEALTH CARE - 6.1%
Biotechnology - 1.3%
Amarin Corp. PLC ADR (a)	570,500	8,255,135
Amgen, Inc. (a)	176,400	10,292,940
Biogen Idec, Inc. (a)	260,500	27,852,660
Human Genome Sciences, Inc. (a)	396,700	9,735,018
		56,135,753
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	89,212	7,777,502
Health Care Providers & Services - 0.4%
HMS Holdings Corp. (a)	64,200	4,935,054
Odontoprev SA	119,100	1,983,601
VCA Antech, Inc. (a)	440,521	9,339,045
		16,257,700
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	524,846	26,824,879
Illumina, Inc. (a)(d)	221,542	16,648,881
Sequenom, Inc. (a)(d)	600,677	4,535,111
		48,008,871
Pharmaceuticals - 3.1%
Aegerion Pharmaceuticals, Inc.	123,800	1,949,850
Allergan, Inc.	74,600	6,210,450
Novo Nordisk A/S Series B	434,663	54,461,703

	Shares	Value
Perrigo Co.	295,337	$ 25,951,262
Valeant Pharmaceuticals International, Inc. (Canada)	809,219	42,080,395
		130,653,660
TOTAL HEALTH CARE		258,833,486
INDUSTRIALS - 17.8%
Aerospace & Defense - 7.8%
Esterline Technologies Corp. (a)	417,078	31,864,759
Goodrich Corp.	639,879	61,108,445
Honeywell International, Inc.	672,816	40,093,105
Precision Castparts Corp.	273,700	45,064,705
Textron, Inc.	423,100	9,989,391
TransDigm Group, Inc. (a)	130,148	11,868,196
United Technologies Corp.	1,438,770	127,345,533
		327,334,134
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	111,100	8,759,124
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	113,200	3,321,288
Building Products - 0.1%
A.O. Smith Corp.	150,241	6,355,194
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc. (a)	228,550	4,321,881
Waste Connections, Inc.	213,450	6,772,769
		11,094,650
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	445,769	19,279,509
Electrical Equipment - 3.4%
Acuity Brands, Inc.	181,800	10,140,804
AMETEK, Inc.	228,486	10,259,021
Cooper Industries PLC Class A	317,800	18,963,126
Crompton Greaves Ltd.	576,754	3,347,706
Emerson Electric Co.	926,264	52,102,350
Polypore International, Inc. (a)	298,256	20,233,687
Regal-Beloit Corp.	179,300	11,971,861
Roper Industries, Inc.	204,734	17,054,342
		144,072,897
Industrial Conglomerates - 0.4%
3M Co.	164,085	15,563,462
Machinery - 3.9%
CLARCOR, Inc.	481,301	22,755,911
Colfax Corp. (a)	190,783	4,731,418
Danaher Corp.	828,468	43,900,519
Flowserve Corp.	68,800	7,560,432
Ingersoll-Rand Co. Ltd.	215,347	9,778,907
WABCO Holdings, Inc. (a)	924,098	63,818,208
Weg SA	920,400	10,494,600
		163,039,995
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(d)	97,726	5,485,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CoStar Group, Inc. (a)	43,900	$ 2,602,392
IHS, Inc. Class A (a)	113,388	9,458,827
Robert Half International, Inc.	217,030	5,866,321
		23,412,900
Trading Companies & Distributors - 0.6%
Mills Estruturas e Servicos de Engenharia SA	352,700	5,083,435
W.W. Grainger, Inc.	145,700	22,386,805
		27,470,240
TOTAL INDUSTRIALS		749,703,393
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 3.7%
QUALCOMM, Inc.	2,678,803	152,129,222
ViaSat, Inc. (a)	112,510	4,868,308
		156,997,530
Computers & Peripherals - 7.3%
Apple, Inc. (a)	749,730	251,661,873
EMC Corp. (a)	618,985	17,053,037
NetApp, Inc. (a)	527,400	27,836,172
OCZ Technology Group, Inc. (a)(d)	523,688	4,189,504
SanDisk Corp. (a)	181,166	7,518,389
		308,258,975
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	73,700	3,979,063
IPG Photonics Corp. (a)	182,380	13,260,850
Keyence Corp.	31,500	8,941,597
		26,181,510
Internet Software & Services - 6.3%
Baidu.com, Inc. sponsored ADR (a)	74,384	10,423,430
Dice Holdings, Inc. (a)	796,814	10,772,925
eBay, Inc. (a)	395,251	12,754,750
Google, Inc. Class A (a)	266,642	135,022,176
KIT Digital, Inc. (a)(d)	1,484,546	17,725,479
Velti PLC (a)	1,079,300	18,250,963
VeriSign, Inc.	848,877	28,403,424
WebMD Health Corp. (a)	551,550	25,139,649
XO Group, Inc. (a)	415,717	4,136,384
		262,629,180
IT Services - 2.7%
Accenture PLC Class A	1,227,066	74,139,328
Cognizant Technology Solutions Corp. Class A (a)	294,500	21,598,630
Fidelity National Information Services, Inc.	268,438	8,265,206
Heartland Payment Systems, Inc.	463,153	9,540,952
		113,544,116

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	316,700	$ 12,395,638
ARM Holdings PLC sponsored ADR (d)	1,461,047	41,537,566
ASML Holding NV	98,000	3,622,080
Avago Technologies Ltd.	1,227,270	46,636,260
Freescale Semiconductor Holdings I Ltd.	350,667	6,448,766
Linear Technology Corp.	499,900	16,506,698
		127,147,008
Software - 7.4%
ANSYS, Inc. (a)	159,095	8,697,724
Ariba, Inc. (a)	1,470,086	50,673,864
Check Point Software Technologies Ltd. (a)	462,000	26,264,700
Citrix Systems, Inc. (a)	357,800	28,624,000
Computer Modelling Group Ltd.	350,200	4,942,163
Concur Technologies, Inc. (a)	78,159	3,913,421
Informatica Corp. (a)	152,600	8,916,418
Intuit, Inc. (a)	319,456	16,566,988
Kingdee International Software Group Co. Ltd.	10,240,800	5,500,889
Oracle Corp.	2,453,816	80,755,085
RealPage, Inc.	132,500	3,507,275
Red Hat, Inc. (a)	204,900	9,404,910
salesforce.com, Inc. (a)	189,981	28,303,369
SolarWinds, Inc. (a)	670,546	17,528,072
VMware, Inc. Class A (a)	159,777	16,014,449
		309,613,327
TOTAL INFORMATION TECHNOLOGY		1,304,371,646
MATERIALS - 5.9%
Chemicals - 2.4%
Albemarle Corp.	123,800	8,566,960
CF Industries Holdings, Inc.	115,950	16,426,637
Ecolab, Inc.	123,400	6,957,292
FMC Corp.	203,027	17,464,383
Lanxess AG	99,700	8,184,072
Praxair, Inc.	199,100	21,580,449
The Mosaic Co.	314,350	21,290,926
		100,470,719
Containers & Packaging - 0.1%
Lock & Lock Co. Ltd.	76,360	3,102,348
Metals & Mining - 3.4%
Grande Cache Coal Corp. (a)	3,046,306	27,765,481
Iluka Resources Ltd.	1,199,355	21,584,252
Kenmare Resources PLC (a)	15,766,811	14,916,799
Major Drilling Group International, Inc.	796,400	10,363,770
Mirabela Nickel Ltd. (a)(d)	3,712,118	6,967,181
Mongolian Mining Corp.	3,198,000	3,953,450
Newmont Mining Corp.	577,660	31,176,310
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Teck Resources Ltd. Class B (sub. vtg.)	220,400	$ 11,202,829
Walter Energy, Inc.	141,100	16,339,380
		144,269,452
TOTAL MATERIALS		247,842,519
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	160,200	8,383,266
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	740,600	36,444,926
		44,828,192
TOTAL COMMON STOCKS (Cost $3,323,659,734)		4,187,954,865
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	39,374,716	39,374,716
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	38,066,325	38,066,325
TOTAL MONEY MARKET FUNDS (Cost $77,441,041)		77,441,041
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $3,401,100,775)	4,265,395,906
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(51,600,379)
NET ASSETS - 100%	$ 4,213,795,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,342,901 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,503
Fidelity Securities Lending Cash Central Fund	204,557
Total	$ 248,060
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 549,936,346	$ 549,936,346	$ -	$ -
Consumer Staples	161,455,042	161,455,042	-	-
Energy	643,333,713	643,333,713	-	-
Financials	227,650,528	227,650,528	-	-
Health Care	258,833,486	204,371,783	54,461,703	-
Industrials	749,703,393	749,703,393	-	-
Information Technology	1,304,371,646	1,295,430,049	8,941,597	-
Materials	247,842,519	247,842,519	-	-
Telecommunication Services	44,828,192	44,828,192	-	-
Money Market Funds	77,441,041	77,441,041	-	-
Total Investments in Securities:	$ 4,265,395,906	$ 4,201,992,606	$ 63,403,300	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.2%
Canada	3.0%
Ireland	2.9%
Brazil	2.0%
Cayman Islands	1.5%
Denmark	1.3%
Netherlands Antilles	1.2%
United Kingdom	1.2%
Singapore	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $1,604,451,566 of which $41,234,048, $1,104,811,876 and $458,405,642 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,064,034) - See accompanying schedule: Unaffiliated issuers (cost $3,323,659,734)	$ 4,187,954,865
Fidelity Central Funds (cost $77,441,041)	77,441,041
Total Investments (cost $3,401,100,775)		$ 4,265,395,906
Foreign currency held at value (cost $129,669)		129,669
Receivable for investments sold		33,820,985
Receivable for fund shares sold		1,184,774
Dividends receivable		1,648,978
Distributions receivable from Fidelity Central Funds		33,862
Other receivables		245,933
Total assets		4,302,460,107

Liabilities
Payable for investments purchased	$ 45,542,541
Payable for fund shares redeemed	2,333,142
Accrued management fee	1,893,731
Distribution and service plan fees payable	175,874
Other affiliated payables	322,899
Other payables and accrued expenses	330,068
Collateral on securities loaned, at value	38,066,325
Total liabilities		88,664,580

Net Assets		$ 4,213,795,527
Net Assets consist of:
Paid in capital		$ 4,624,379,658
Undistributed net investment income		7,120,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,281,974,342)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		864,269,973
Net Assets		$ 4,213,795,527

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,925,407,968 ÷ 72,700,391 shares)	$ 40.24

Service Class: Net Asset Value, offering price and redemption price per share ($465,864,594 ÷ 11,612,557 shares)	$ 40.12

Service Class 2: Net Asset Value, offering price and redemption price per share ($677,749,613 ÷ 17,031,320 shares)	$ 39.79

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,941,176 ÷ 149,625 shares)	$ 39.71

Investor Class: Net Asset Value, offering price and redemption price per share ($138,832,176 ÷ 3,459,875 shares)	$ 40.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 21,894,444
Interest		447
Income from Fidelity Central Funds		248,060
Total income		22,142,951

Expenses
Management fee	$ 11,696,240
Transfer agent fees	1,589,510
Distribution and service plan fees	1,060,846
Accounting and security lending fees	528,905
Custodian fees and expenses	54,678
Independent trustees' compensation	11,124
Appreciation in deferred trustee compensation account	216
Audit	34,437
Legal	4,366
Interest	391
Miscellaneous	23,934
Total expenses before reductions	15,004,647
Expense reductions	(147,509)	14,857,138
Net investment income (loss)		7,285,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	358,953,735
Foreign currency transactions	(550,801)
Total net realized gain (loss)		358,402,934
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,273,880)
Assets and liabilities in foreign currencies	(28,019)
Total change in net unrealized appreciation (depreciation)		(22,301,899)
Net gain (loss)		336,101,035
Net increase (decrease) in net assets resulting from operations		$ 343,386,848

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,285,813	$ 6,206,068
Net realized gain (loss)	358,402,934	368,234,172
Change in net unrealized appreciation (depreciation)	(22,301,899)	419,061,739
Net increase (decrease) in net assets resulting from operations	343,386,848	793,501,979
Distributions to shareholders from net investment income	-	(8,150,719)
Distributions to shareholders from net realized gain	(8,082,340)	(12,197,748)
Total distributions	(8,082,340)	(20,348,467)
Share transactions - net increase (decrease)	(124,760,365)	(439,300,401)
Redemption fees	13,501	1,277
Total increase (decrease) in net assets	210,557,644	333,854,388

Net Assets
Beginning of period	4,003,237,883	3,669,383,495
End of period (including undistributed net investment income of $7,120,238 and distributions in excess of net investment income of $165,575, respectively)	$ 4,213,795,527	$ 4,003,237,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.09	$ 30.04	$ 23.53	$ 45.12	$ 35.87	$ 33.70
Income from Investment Operations
Net investment income (loss) E	.08	.07	.10	.27	.09	.21
Net realized and unrealized gain (loss)	3.15	7.18	6.55	(21.55)	9.53	2.09
Total from investment operations	3.23	7.25	6.65	(21.28)	9.62	2.30
Distributions from net investment income	-	(.09)	(.12)	(.31)	(.33)	(.13)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.20)	(.14) J	(.31)	(.37)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.24	$ 37.09	$ 30.04	$ 23.53	$ 45.12	$ 35.87
Total Return B, C , D	8.70%	24.17%	28.29%	(47.17)%	26.96%	6.85%
Ratios to Average Net Assets F, H
Expenses before reductions	.66% A	.67%	.69%	.68%	.65%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.69%	.68%	.65%	.68%
Expenses net of all reductions	.65% A	.66%	.68%	.67%	.64%	.67%
Net investment income (loss)	.40% A	.22%	.41%	.74%	.21%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,925,408	$ 2,842,307	$ 2,618,954	$ 2,337,892	$ 6,002,656	$ 5,610,629
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 36.99	$ 29.96	$ 23.47	$ 44.99	$ 35.72	$ 33.56
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.23	.04	.18
Net realized and unrealized gain (loss)	3.15	7.16	6.52	(21.48)	9.51	2.07
Total from investment operations	3.21	7.20	6.60	(21.25)	9.55	2.25
Distributions from net investment income	-	(.06)	(.09)	(.27)	(.24)	(.09)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.17)	(.11) J	(.27)	(.28)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.12	$ 36.99	$ 29.96	$ 23.47	$ 44.99	$ 35.72
Total Return B, C , D	8.67%	24.06%	28.15%	(47.23)%	26.87%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.79%	.78%	.75%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.79%	.78%	.75%	.78%
Expenses net of all reductions	.75% A	.76%	.78%	.77%	.74%	.77%
Net investment income (loss)	.30% A	.12%	.31%	.64%	.11%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,865	$ 453,063	$ 421,996	$ 395,759	$ 929,848	$ 877,279
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 36.72	$ 29.75	$ 23.31	$ 44.65	$ 35.42	$ 33.29
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.17	(.02)	.12
Net realized and unrealized gain (loss)	3.12	7.10	6.48	(21.29)	9.43	2.07
Total from investment operations	3.15	7.09	6.52	(21.12)	9.41	2.19
Distributions from net investment income	-	(.01)	(.05)	(.22)	(.15)	(.06)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.03)	-
Total distributions	(.08)	(.12)	(.08) J	(.22)	(.18)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.79	$ 36.72	$ 29.75	$ 23.31	$ 44.65	$ 35.42
Total Return B, C , D	8.57%	23.86%	27.97%	(47.31)%	26.66%	6.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.91% A	.92%	.94%	.93%	.90%	.94%
Expenses net of fee waivers, if any	.91% A	.91%	.94%	.93%	.90%	.94%
Expenses net of all reductions	.90% A	.91%	.93%	.92%	.89%	.92%
Net investment income (loss)	.15% A	(.03)%	.16%	.49%	(.04)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,750	$ 584,193	$ 528,819	$ 447,530	$ 898,204	$ 627,754
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 36.64	$ 29.70	$ 23.26	$ 44.42	$ 35.28	$ 33.18
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.18	(.01)	.12
Net realized and unrealized gain (loss)	3.12	7.09	6.46	(21.20)	9.38	2.06
Total from investment operations	3.15	7.08	6.50	(21.02)	9.37	2.18
Distributions from net investment income	-	(.03)	(.04)	(.14)	(.19)	(.08)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.14)	(.06) J	(.14)	(.23)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 36.64	$ 29.70	$ 23.26	$ 44.42	$ 35.28
Total Return B, C , D	8.59%	23.86%	27.98%	(47.31)%	26.66%	6.58%
Ratios to Average Net Assets F, H
Expenses before reductions	.91% A	.92%	.94%	.93%	.89%	.93%
Expenses net of fee waivers, if any	.91% A	.91%	.94%	.93%	.89%	.93%
Expenses net of all reductions	.90% A	.91%	.93%	.92%	.89%	.92%
Net investment income (loss)	.15% A	(.03)%	.16%	.49%	(.04)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,941	$ 5,739	$ 4,084	$ 3,061	$ 20,051	$ 5,063
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.00	$ 29.97	$ 23.48	$ 45.00	$ 35.78	$ 33.67
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.24	.04	.17
Net realized and unrealized gain (loss)	3.15	7.17	6.52	(21.49)	9.50	2.08
Total from investment operations	3.21	7.21	6.60	(21.25)	9.54	2.25
Distributions from net investment income	-	(.07)	(.09)	(.27)	(.28)	(.14)
Distributions from net realized gain	(.08)	(.11)	(.02)	-	(.04)	-
Total distributions	(.08)	(.18)	(.11) J	(.27)	(.32)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.13	$ 37.00	$ 29.97	$ 23.48	$ 45.00	$ 35.78
Total Return B, C , D	8.67%	24.08%	28.14%	(47.22)%	26.81%	6.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.79%	.77%	.76%	.81%
Expenses net of fee waivers, if any	.75% A	.75%	.79%	.77%	.76%	.81%
Expenses net of all reductions	.74% A	.75%	.78%	.76%	.76%	.80%
Net investment income (loss)	.31% A	.13%	.31%	.65%	.09%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,832	$ 117,936	$ 95,531	$ 93,428	$ 181,705	$ 76,965
Portfolio turnover rate G	65% A	75%	134%	161%	109%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 958,603,338
Gross unrealized depreciation	(108,333,707)
Net unrealized appreciation (depreciation) on securities and other investments	$ 850,269,631

Tax cost	$ 3,415,126,275

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,358,669,544 and $1,416,339,056, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 236,582
Service Class 2	816,079
Service Class 2R	8,185
$ 1,060,846

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,067,836
Service Class	172,772
Service Class 2	240,302
Service Class 2R	2,353
Investor Class	106,247
$ 1,589,510

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,150 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,009,000.35%		$ 391

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,949 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds. Total security lending income during the period amounted to $204,557, including $2,752 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $147,509 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 7,069,872
Service Class	-	708,549
Service Class 2	-	157,035
Service Class 2R	-	4,039
Investor Class	-	211,224
Total	$ -	$ 8,150,719
From net realized gain
Initial Class	$ 5,680,176	$ 8,678,947
Service Class	916,103	1,386,003
Service Class 2	1,227,922	1,769,479
Service Class 2R	11,669	15,949
Investor Class	246,470	347,370
Total	$ 8,082,340	$ 12,197,748

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	2,246,120	3,473,243	$ 87,768,703	$ 113,067,768
Reinvestment of distributions	145,273	445,708	5,680,176	15,748,819
Shares redeemed	(6,332,608)	(14,471,861)	(247,465,189)	(459,125,365)
Net increase (decrease)	(3,941,215)	(10,552,910)	$ (154,016,310)	$ (330,308,778)
Service Class
Shares sold	549,739	651,294	$ 21,578,583	$ 21,310,170
Reinvestment of distributions	23,490	59,936	916,103	2,094,552
Shares redeemed	(1,208,239)	(2,547,621)	(47,518,120)	(80,470,779)
Net increase (decrease)	(635,010)	(1,836,391)	$ (25,023,434)	$ (57,066,057)
Service Class 2
Shares sold	3,129,083	2,292,229	$ 121,860,767	$ 74,709,454
Reinvestment of distributions	31,721	56,469	1,227,922	1,926,514
Shares redeemed	(2,037,850)	(4,214,967)	(79,217,198)	(130,514,071)
Net increase (decrease)	1,122,954	(1,866,269)	$ 43,871,491	$ (53,878,103)
Service Class 2R
Shares sold	88,406	106,812	$ 3,431,620	$ 3,580,908
Reinvestment of distributions	302	577	11,669	19,988
Shares redeemed	(95,711)	(88,264)	(3,660,506)	(2,902,806)
Net increase (decrease)	(7,003)	19,125	$ (217,217)	$ 698,090
Investor Class
Shares sold	569,153	639,949	$ 22,306,622	$ 21,166,429
Reinvestment of distributions	6,318	15,871	246,470	558,594
Shares redeemed	(303,245)	(655,594)	(11,927,987)	(20,470,576)
Net increase (decrease)	272,226	226	$ 10,625,105	$ 1,254,447

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 34% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRWTR-SANN-0811
1.833448.105

Fidelity® Variable Insurance Products:
High Income Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.69%
Actual		$ 1,000.00	$ 1,045.80	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 1,046.00	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 1,043.10	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Initial Class R	.69%
Actual		$ 1,000.00	$ 1,046.00	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class R	.79%
Actual		$ 1,000.00	$ 1,044.40	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R	.94%
Actual		$ 1,000.00	$ 1,043.10	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.72%
Actual		$ 1,000.00	$ 1,044.10	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CIT Group, Inc.	2.1	1.9
Ford Motor Credit Co. LLC	2.0	1.8
International Lease Finance Corp.	1.8	2.3
MGM Mirage, Inc.	1.8	0.8
Mirant Americas Generation LLC	1.3	1.0
	9.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.9	12.2
Energy	9.7	6.5
Technology	7.9	6.1
Electric Utilities	7.0	6.6
Healthcare	6.7	5.3
Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
BBB 1.5%	BBB 3.2%
BB 31.2%	BB 26.6%
B 45.7%	B 48.4%
CCC,CC,C 12.0%	CCC,CC,C 11.9%
Not Rated 2.2%	Not Rated 1.6%
Equities 0.9%	Equities 0.8%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 7.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Nonconvertible Bonds 82.8%		Nonconvertible Bonds 86.0%
	Convertible Bonds, Preferred Stocks 0.9%		Convertible Bonds, Preferred Stocks 1.2%
	Common Stocks 0.0%		Common Stocks 0.0%
	Floating Rate Loans 9.8%		Floating Rate Loans 5.3%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	13.2%	** Foreign investments	16.5%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
Aerospace - 1.1%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 1,375,000	$ 1,443,750
8.5% 7/1/18	3,730,000	4,070,363
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (d)	2,695,000	2,742,163
7.125% 3/15/21 (d)	550,000	566,500
TransDigm, Inc. 7.75% 12/15/18 (d)	3,580,000	3,759,000
		12,581,776
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (d)	5,145,000	5,299,350
American Airlines, Inc. 7.5% 3/15/16 (d)	3,730,000	3,664,725
AMR Corp. 9% 8/1/12	1,980,000	1,999,800
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,523,798	3,682,369
6.75% 9/15/15 (d)	4,090,000	4,100,225
Continental Airlines, Inc. 9.25% 5/10/17	961,515	999,976
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,865,900
6.75% 11/23/15	1,985,000	1,905,600
8.021% 8/10/22	2,002,122	2,034,556
8.954% 8/10/14	1,728,869	1,782,983
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	766,217	766,217
United Air Lines, Inc. 9.875% 8/1/13 (d)	725,000	761,250
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,709,921	2,547,326
9.75% 1/15/17	2,256,372	2,560,983
12% 1/15/16 (d)	801,330	875,453
		34,846,713
Automotive - 3.6%
American Axle & Manufacturing, Inc. 7.875% 3/1/17	2,470,000	2,470,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (d)	1,900,000	1,852,500
8.25% 6/15/21 (d)	1,900,000	1,857,250
Dana Holding Corp.:
6.5% 2/15/19	755,000	758,775
6.75% 2/15/21	505,000	507,525
Delphi Corp.:
5.875% 5/15/19 (d)	4,165,000	4,123,350
6.125% 5/15/21 (d)	1,475,000	1,463,938
Ford Motor Co. 7.45% 7/16/31	2,930,000	3,321,556
Ford Motor Credit Co. LLC:
5% 5/15/18	3,130,000	3,083,050

	Principal Amount	Value
5.625% 9/15/15	$ 3,510,000	$ 3,641,625
6.625% 8/15/17	3,200,000	3,424,000
7% 4/15/15	2,250,000	2,434,050
8% 12/15/16	4,870,000	5,473,559
12% 5/15/15	3,495,000	4,351,275
Tenneco, Inc.:
6.875% 12/15/20	1,930,000	1,963,775
7.75% 8/15/18	1,685,000	1,765,038
		42,491,266
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
3.4658% 2/11/14 (f)	3,805,000	3,747,925
4.5% 2/11/14	3,635,000	3,616,825
6.25% 12/1/17 (d)	3,650,000	3,650,000
Bank of America Corp.:
8% (e)(f)	620,000	643,250
8.125% (e)(f)	1,320,000	1,372,800
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	1,745,000	1,714,463
Regions Bank 7.5% 5/15/18	1,390,000	1,438,650
Zions Bancorp. 7.75% 9/23/14	1,720,000	1,885,309
		18,069,222
Broadcasting - 2.0%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,243,588
Citadel Broadcasting Corp. 7.75% 12/15/18 (d)	2,920,000	3,095,200
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,775,000	2,421,188
11% 8/1/16 pay-in-kind (f)	1,758,662	1,525,639
EH Holding Corp. 6.5% 6/15/19 (d)	3,675,000	3,757,688
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	2,390,000	2,509,500
Univision Communications, Inc.:
6.875% 5/15/19 (d)	1,915,000	1,886,275
7.875% 11/1/20 (d)	1,180,000	1,209,500
8.5% 5/15/21 (d)	4,985,000	4,960,075
		23,608,653
Building Materials - 0.5%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,520,000	2,532,600
6.875% 8/15/18 (d)	3,080,000	3,141,600
		5,674,200
Cable TV - 2.7%
Cablevision Systems Corp. 8.625% 9/15/17	1,300,000	1,400,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,995,000	3,940,069
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7% 1/15/19	$ 4,375,000	$ 4,506,250
7% 1/15/19 (d)	955,000	983,650
7.25% 10/30/17	3,770,000	3,906,663
7.875% 4/30/18	985,000	1,041,638
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	9,165,000	9,531,600
Insight Communications, Inc. 9.375% 7/15/18 (d)	2,355,000	2,590,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (d)	950,000	971,375
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,980,000	2,942,750
		31,815,245
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	3,960,000	4,158,000
Griffon Corp. 7.125% 4/1/18 (d)	3,220,000	3,228,050
SPX Corp. 6.875% 9/1/17 (d)	3,935,000	4,200,613
		11,586,663
Chemicals - 1.8%
Celanese US Holdings LLC:
5.875% 6/15/21	825,000	831,188
6.625% 10/15/18	2,445,000	2,548,913
INEOS Group Holdings PLC 8.5% 2/15/16 (d)	1,070,000	1,056,625
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	740,000	771,450
LBI Escrow Corp. 8% 11/1/17 (d)	2,525,000	2,796,438
Lyondell Chemical Co. 11% 5/1/18	7,280,000	8,153,600
NOVA Chemicals Corp. 3.542% 11/15/13 (f)	5,325,000	5,285,063
		21,443,277
Consumer Products - 0.2%
NBTY, Inc. 9% 10/1/18 (d)	2,690,000	2,837,950
Diversified Financial Services - 6.4%
Aircastle Ltd. 9.75% 8/1/18	2,575,000	2,845,375
CIT Group, Inc.:
5.25% 4/1/14 (d)	2,495,000	2,495,000
7% 5/1/14	2,555,825	2,581,383
7% 5/1/15	26	26
7% 5/4/15 (d)	5,468,000	5,481,670
7% 5/1/16	44	44
7% 5/2/16 (d)	6,410,000	6,385,963
7% 5/1/17	62	62
7% 5/2/17 (d)	8,527,000	8,505,683

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 6,405,000	$ 6,573,131
8% 1/15/18	6,925,000	7,028,875
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	1,275,000	1,058,250
Ineos Finance PLC 9% 5/15/15 (d)	2,505,000	2,649,038
International Lease Finance Corp.:
5.65% 6/1/14	1,315,000	1,315,000
5.75% 5/15/16	1,635,000	1,612,928
6.75% 9/1/16 (d)	1,995,000	2,119,688
8.625% 9/15/15	5,070,000	5,500,950
8.75% 3/15/17	5,900,000	6,431,000
8.875% 9/1/17	3,235,000	3,542,325
National Money Mart Co. 10.375% 12/15/16	1,525,000	1,673,688
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	3,055,000	3,329,950
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,125,000	4,563,075
		75,693,104
Diversified Media - 1.8%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(f)	3,415,000	3,615,631
Checkout Holding Corp. 0% 11/15/15 (d)	1,065,000	684,263
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	3,780,000	4,120,200
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (d)	5,240,000	5,502,000
11.5% 5/1/16	1,445,000	1,683,425
11.625% 2/1/14	1,604,000	1,868,660
Quebecor Media, Inc.:
7.75% 3/15/16	2,350,000	2,426,375
7.75% 3/15/16	1,955,000	2,018,538
		21,919,092
Electric Utilities - 6.3%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	5,775,000	6,208,125
Dynegy Holdings, Inc. 7.5% 6/1/15	3,190,000	2,567,950
GenOn Energy, Inc.:
9.5% 10/15/18	2,075,000	2,158,000
9.875% 10/15/20	2,005,000	2,092,619
Intergen NV 9% 6/30/17 (d)	4,225,000	4,467,938
IPALCO Enterprises, Inc. 5% 5/1/18 (d)	1,435,000	1,418,067
Mirant Americas Generation LLC:
8.5% 10/1/21	8,565,000	8,736,300
9.125% 5/1/31	7,590,000	7,627,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (d)	$ 10,695,000	$ 10,588,050
NV Energy, Inc. 6.25% 11/15/20	4,295,000	4,531,225
Otter Tail Corp. 9% 12/15/16	2,460,000	2,759,628
Puget Energy, Inc. 6.5% 12/15/20	3,975,000	4,153,875
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,468,400
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	1,555,000	1,539,450
The AES Corp.:
7.75% 10/15/15	3,745,000	4,007,150
8% 10/15/17	2,060,000	2,193,900
9.75% 4/15/16	3,010,000	3,416,350
		74,934,977
Energy - 9.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	3,215,000	3,206,963
Antero Resources Finance Corp. 9.375% 12/1/17	4,215,000	4,504,571
Calfrac Holdings LP 7.5% 12/1/20 (d)	2,440,000	2,464,400
Covanta Holding Corp. 7.25% 12/1/20	1,590,000	1,662,188
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	3,745,000	3,988,425
Denbury Resources, Inc. 6.375% 8/15/21	2,240,000	2,228,800
Drummond Co., Inc. 7.375% 2/15/16	5,510,000	5,565,100
Edgen Murray Corp. 12.25% 1/15/15	3,995,000	4,024,963
Energy Transfer Equity LP 7.5% 10/15/20	2,655,000	2,814,300
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	5,970,000	5,850,600
Exterran Holdings, Inc. 7.25% 12/1/18 (d)	2,985,000	3,014,850
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (d)	1,774,000	1,678,559
Forbes Energy Services Ltd. 9% 6/15/19 (d)	3,255,000	3,189,900
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (d)	1,465,000	1,497,963
Frontier Oil Corp.:
6.875% 11/15/18	1,245,000	1,313,475
8.5% 9/15/16	2,700,000	2,889,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)	1,930,000	1,949,300
7% 10/1/18	2,290,000	2,312,900
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	3,895,000	4,002,113

	Principal Amount	Value
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)	$ 1,585,000	$ 1,553,300
7.75% 2/1/21 (d)	2,390,000	2,449,750
8.625% 4/15/20	3,055,000	3,314,675
Offshore Group Investment Ltd.:
11.5% 8/1/15	3,820,000	4,163,800
11.5% 8/1/15 (d)	570,000	621,300
Oil States International, Inc. 6.5% 6/1/19 (d)	1,275,000	1,287,750
Pan American Energy LLC 7.875% 5/7/21 (d)	6,345,000	6,773,288
Petrohawk Energy Corp.:
6.25% 6/1/19 (d)	3,260,000	3,194,800
7.25% 8/15/18	5,590,000	5,701,800
7.875% 6/1/15	770,000	806,575
10.5% 8/1/14	725,000	815,625
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,667,850
Precision Drilling Corp. 6.625% 11/15/20	2,505,000	2,530,050
Quicksilver Resources, Inc.:
7.125% 4/1/16	5,680,000	5,594,800
11.75% 1/1/16	2,250,000	2,570,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)	900,000	891,000
7.875% 10/15/18 (d)	2,660,000	2,739,800
Venoco, Inc. 8.875% 2/15/19 (d)	2,290,000	2,275,802
		109,110,960
Entertainment/Film - 0.2%
AMC Networks, Inc. 7.75% 7/15/21 (d)	1,690,000	1,757,600
National Cinemedia LLC 7.875% 7/15/21 (d)	1,150,000	1,170,125
		2,927,725
Food & Drug Retail - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)	3,620,000	3,656,200
Tops Markets LLC 10.125% 10/15/15	2,800,000	2,971,500
		6,627,700
Food/Beverage/Tobacco - 0.5%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	1,365,000	1,412,775
General Motors Financial Co., Inc. 6.75% 6/1/18 (d)	2,685,000	2,711,850
US Foodservice, Inc. 8.5% 6/30/19 (d)	1,655,000	1,613,625
		5,738,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 3.5%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	$ 2,360,000	$ 2,430,800
Chukchansi Economic Development Authority:
3.917% 11/15/12 (d)(f)	1,010,000	823,150
8% 11/15/13 (d)	3,410,000	2,779,150
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (d)	4,240,000	4,377,800
11.5% 1/15/17 pay-in-kind (d)(f)	6,085,000	6,319,695
MCE Finance Ltd. 10.25% 5/15/18	104,000	116,480
MGM Mirage, Inc.:
6.625% 7/15/15	5,715,000	5,429,250
6.75% 4/1/13	1,140,000	1,145,700
7.5% 6/1/16	1,325,000	1,268,688
7.625% 1/15/17	6,390,000	6,118,425
10% 11/1/16 (d)	4,125,000	4,393,125
11.375% 3/1/18	1,875,000	2,109,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	3,525,000	3,820,219
		41,131,857
Healthcare - 5.7%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (d)	3,520,000	3,511,200
Community Health Systems, Inc. 8.875% 7/15/15	5,500,000	5,623,750
DaVita, Inc.:
6.375% 11/1/18	1,460,000	1,463,650
6.625% 11/1/20	1,265,000	1,277,650
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (d)	1,350,000	1,353,375
10.875% 11/15/14	4,365,000	4,648,725
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (d)	1,540,000	1,586,200
7.25% 1/15/22 (d)	1,540,000	1,578,500
Giant Funding Corp. 8.25% 2/1/18 (d)	1,595,000	1,662,788
HCA, Inc.:
9.25% 11/15/16	5,519,000	5,857,039
9.625% 11/15/16 pay-in-kind (f)	4,081,000	4,341,164
9.875% 2/15/17	1,032,000	1,148,100
HealthSouth Corp. 7.25% 10/1/18	2,095,000	2,178,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (d)	3,875,000	3,845,938
Mylan, Inc.:
6% 11/15/18 (d)	2,000,000	2,030,000

	Principal Amount	Value
7.625% 7/15/17 (d)	$ 1,255,000	$ 1,355,400
7.875% 7/15/20 (d)	770,000	839,300
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (d)	1,555,000	1,539,450
7% 1/15/16	1,665,000	1,712,869
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,816,603
Tenet Healthcare Corp. 8% 8/1/20	1,285,000	1,301,063
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	3,700,000	3,644,500
6.75% 8/15/21 (d)	1,325,000	1,245,500
6.875% 12/1/18 (d)	4,655,000	4,550,263
7% 10/1/20 (d)	375,000	361,875
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18	6,485,000	6,679,550
		68,153,252
Homebuilders/Real Estate - 2.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,255,000	3,336,375
KB Home 7.25% 6/15/18	5,755,000	5,237,050
Lennar Corp.:
5.6% 5/31/15	545,000	534,100
6.95% 6/1/18	2,940,000	2,873,850
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (d)	2,595,000	2,523,638
Realogy Corp. 7.875% 2/15/19 (d)	3,150,000	3,087,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	525,000	523,688
Standard Pacific Corp.:
8.375% 5/15/18	7,455,000	7,380,450
8.375% 1/15/21	2,375,000	2,315,625
10.75% 9/15/16	2,405,000	2,717,650
		30,529,426
Hotels - 0.9%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (d)	3,545,000	3,420,925
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (d)	2,165,000	2,170,413
6% 11/1/20	2,910,000	2,910,000
9% 5/15/17	2,195,000	2,480,350
		10,981,688
Leisure - 1.4%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	3,080,000	3,234,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,865,000	1,995,550
NCL Corp. Ltd. 9.5% 11/15/18 (d)	1,465,000	1,567,550
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,939,691
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13	$ 380,000	$ 405,650
7.25% 6/15/16	5,570,000	5,987,750
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	1,245,000	1,385,063
		16,515,254
Metals/Mining - 1.8%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,180,000	2,196,350
6.25% 6/1/21	1,480,000	1,487,400
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	700,000	715,750
CONSOL Energy, Inc.:
8% 4/1/17	2,640,000	2,838,000
8.25% 4/1/20	1,760,000	1,909,600
Drummond Co., Inc. 9% 10/15/14 (d)	830,000	873,575
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (d)	1,355,000	1,382,100
7% 11/1/15 (d)	5,570,000	5,709,250
Vedanta Resources PLC:
6.75% 6/7/16 (d)	3,300,000	3,300,000
8.25% 6/7/21 (d)	1,510,000	1,525,100
		21,937,125
Paper - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (d)	145,000	156,963
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (d)	1,625,000	1,608,750
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (d)	3,595,000	3,684,875
		5,293,625
Services - 2.9%
ARAMARK Corp.:
3.7733% 2/1/15 (f)	7,820,000	7,604,950
8.5% 2/1/15	3,080,000	3,195,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,096,000	1,112,440
7.75% 5/15/16	1,555,000	1,578,325
FTI Consulting, Inc. 6.75% 10/1/20	3,100,000	3,107,750
Hertz Corp.:
6.75% 4/15/19 (d)	1,725,000	1,699,125
7.5% 10/15/18 (d)	8,800,000	9,020,000

	Principal Amount	Value
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	$ 5,700,000	$ 5,856,750
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	995,000	1,004,950
		34,179,790
Shipping - 1.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	850,000	829,855
8.625% 11/1/17 (d)	965,000	942,130
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,255,000	2,379,025
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	399,000
8.125% 3/30/18	2,895,000	2,837,100
Ship Finance International Ltd. 8.5% 12/15/13	10,800,000	10,826,965
Swift Services Holdings, Inc. 10% 11/15/18	4,500,000	4,758,750
		22,972,825
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (d)	5,870,000	5,415,075
Steel - 1.7%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	5,060,000	5,072,650
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	2,680,000	2,733,600
Severstal Columbus LLC 10.25% 2/15/18	4,340,000	4,784,850
Steel Dynamics, Inc. 6.75% 4/1/15	5,775,000	5,890,500
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,750,088
		20,231,688
Super Retail - 1.5%
AutoNation, Inc. 6.75% 4/15/18	2,325,000	2,435,438
J. Crew Group, Inc. 8.125% 3/1/19 (d)	1,620,000	1,575,450
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	4,105,000	4,412,875
QVC, Inc. 7.125% 4/15/17 (d)	1,470,000	1,558,200
RadioShack Corp. 6.75% 5/15/19 (d)	3,205,000	3,100,838
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,575,000	3,735,875
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	1,475,000	1,504,500
		18,323,176
Technology - 7.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20	2,195,000	2,244,388
Amkor Technology, Inc.:
6.625% 6/1/21 (d)	2,495,000	2,420,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Amkor Technology, Inc.: - continued
7.375% 5/1/18	$ 5,590,000	$ 5,701,800
Audatex North America, Inc. 6.75% 6/15/18 (d)	1,420,000	1,441,300
Avaya, Inc.:
9.75% 11/1/15	2,435,000	2,477,613
10.125% 11/1/15 pay-in-kind (f)	2,415,000	2,469,338
CDW Escrow Corp. 8.5% 4/1/19 (d)	4,100,000	4,028,250
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)	2,860,000	3,003,000
CommScope, Inc. 8.25% 1/15/19 (d)	1,730,000	1,799,200
Eastman Kodak Co.:
9.75% 3/1/18 (d)	1,165,000	1,106,750
10.625% 3/15/19 (d)	3,660,000	3,577,650
Fidelity National Information Services, Inc.:
7.625% 7/15/17	915,000	969,900
7.875% 7/15/20	1,220,000	1,296,250
First Data Corp.:
9.875% 9/24/15	2,030,000	2,080,750
11.25% 3/31/16	2,560,000	2,521,600
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (d)	5,530,000	5,530,000
9.125% 12/15/14 pay-in-kind (f)	3,145,979	3,279,683
9.25% 4/15/18 (d)	1,815,000	1,962,560
Lucent Technologies, Inc.:
6.45% 3/15/29	6,625,000	5,962,500
6.5% 1/15/28	4,915,000	4,411,213
Sanmina-SCI Corp. 7% 5/15/19 (d)	8,470,000	8,004,150
Seagate HDD Cayman:
6.875% 5/1/20 (d)	1,200,000	1,182,000
7% 11/1/21 (d)	1,375,000	1,364,688
Sensata Technologies BV 6.5% 5/15/19 (d)	3,465,000	3,465,000
Spansion LLC 7.875% 11/15/17 (d)	5,850,000	5,967,000
SunGard Data Systems, Inc.:
7.375% 11/15/18	1,430,000	1,424,566
10.25% 8/15/15	4,320,000	4,465,800
		84,157,099
Telecommunications - 8.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	5,375,000	5,791,563
Cleveland Unlimited, Inc. 14.5% 12/01/10 (c)(d)(f)	1,275,000	892,500

	Principal Amount	Value
Digicel Group Ltd.:
8.25% 9/1/17 (d)	$ 2,535,000	$ 2,627,021
8.875% 1/15/15 (d)	3,750,000	3,825,000
9.125% 1/15/15 pay-in-kind (d)(f)	3,357,000	3,432,533
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,992,050
Frontier Communications Corp.:
7.875% 4/15/15	1,760,000	1,907,312
8.125% 10/1/18	1,640,000	1,795,800
8.25% 4/15/17	2,585,000	2,804,725
Global Crossing Ltd.:
9% 11/15/19 (d)	2,440,000	2,976,800
12% 9/15/15	915,000	1,065,975
Intelsat Jackson Holdings SA 9.5% 6/15/16	5,125,000	5,381,250
Intelsat Ltd. 11.25% 6/15/16	680,000	720,800
Intelsat Luxembourg SA:
11.25% 2/4/17	3,140,000	3,289,150
11.5% 2/4/17 pay-in-kind (f)	6,126,864	6,555,744
12.5% 2/4/17 pay-in-kind (d)(f)	2,730,000	2,859,675
MetroPCS Wireless, Inc. 7.875% 9/1/18	3,585,000	3,800,100
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,888,881
6.875% 10/31/13	3,945,000	3,969,656
7.375% 8/1/15	6,745,000	6,745,000
Sprint Nextel Corp. 6% 12/1/16	7,590,000	7,580,513
U.S. West Communications 7.5% 6/15/23	9,460,000	9,460,000
VimpelCom Holdings BV 7.5043% 3/1/22 (d)	3,885,000	3,885,000
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	1,535,000	1,596,400
11.75% 7/15/17 (d)	4,510,000	5,118,850
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	5,486,435	6,271,948
		102,234,246
TOTAL NONCONVERTIBLE BONDS (Cost $943,605,498)		984,119,862
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1057% 4/25/21 (f) (Cost $937)	31,491	21,619
Common Stocks - 0.0%
	Shares	Value
Textiles & Apparel - 0.0%
Arena Brands Holding Corp.Class B (a)(g) (Cost $1,974,627)	48,889	$ 409,690
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.6%
Automotive - 0.4%
General Motors Co. 4.75%	82,000	3,996,680
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,512,260
TOTAL CONVERTIBLE PREFERRED STOCKS		6,508,940
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (d)	3,795	3,529,350
TOTAL PREFERRED STOCKS (Cost $9,901,116)		10,038,290
Floating Rate Loans - 9.8%
	Principal Amount
Air Transportation - 0.9%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (f)	$ 6,115,000	6,038,563
US Airways Group, Inc. term loan 2.6858% 3/23/14 (f)	5,620,347	5,086,414
		11,124,977
Automotive - 0.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	3,420,000	3,343,050
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (f)	3,627,112	3,423,087
Tranche C, term loan 2.1275% 12/27/15 (f)	2,440,751	2,303,459
		9,069,596
Broadcasting - 0.9%
Clear Channel Capital I LLC Tranche B, term loan 3.8413% 1/29/16 (f)	7,027,834	5,938,520
Univision Communications, Inc. term loan 4.4412% 3/31/17 (f)	5,072,026	4,818,424
		10,756,944
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (f)	3,246,863	3,234,687
Capital Goods - 0.2%
Sensus Metering Systems, Inc. 1st Lien, term loan 4.75% 5/9/17 (f)	1,062,338	1,062,338

	Principal Amount	Value
SRAM LLC:
2nd LN, term loan 9.25% 12/7/18 (f)	$ 480,000	$ 480,000
Tranche B 1LN, term loan 5.75% 6/7/18 (f)	1,470,000	1,468,163
		3,010,501
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (f)	3,009,875	2,991,063
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	1,645,755	1,645,755
Tranche 2LN, term loan 10% 9/2/16 (f)	2,070,000	2,082,938
		3,728,693
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (f)	2,116,658	2,114,012
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7301% 10/10/17 (f)	6,445,000	5,059,325
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	668,325	666,654
		5,725,979
Energy - 0.5%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (f)	5,501,188	5,487,435
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (f)	2,079,788	2,048,591
Food/Beverage/Tobacco - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (f)	2,812,950	2,714,497
Gaming - 0.4%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	1,341,638	1,344,992
Harrah's Entertainment, Inc. Tranche B1, term loan 3.2738% 1/28/15 (f)	4,070,000	3,663,000
		5,007,992
Healthcare - 1.0%
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (f)	3,266,813	3,254,562
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (f)	1,185,000	1,189,444
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc. Tranche B2, term loan 3.557% 3/31/17 (f)	$ 3,135,000	$ 3,087,975
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	4,755,000	4,725,281
		12,257,262
Leisure - 0.4%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,665,082	3,720,058
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (f)	1,665,000	1,671,244
		5,391,302
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	977,078
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (f)	816,001	820,081
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	2,134,650	2,145,323
Super Retail - 0.3%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (f)	425,000	407,490
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	3,335,000	3,276,638
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	485,100	484,494
		4,168,622
Technology - 0.8%
Avaya, Inc. Tranche B 3LN, term loan 4.755% 10/26/17 (f)	3,470,000	3,335,538
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (f)	324,188	325,403
First Data Corp.:
term loan 4.1858% 3/24/18 (f)	5,620,088	5,142,381
Tranche B1, term loan 2.9358% 9/24/14 (f)	598,091	551,739
		9,355,061
Telecommunications - 1.3%
Asurion LLC:
term loan 9% 5/24/19 (f)	2,900,000	2,907,250
Tranche B, term loan 5.5% 5/24/18 (f)	2,900,000	2,860,270
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	2,895,000	2,587,406

	Principal Amount	Value
Intelsat Jackson Holdings SA term loan 3.2853% 2/1/14 (f)	$ 830,000	$ 796,800
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 3.9802% 3/17/18 (f)	2,787,807	2,787,807
TowerCo Finance LLC Tranche B, term loan 3.9851% 2/2/17 (f)	2,972,550	2,987,413
		14,926,946
TOTAL FLOATING RATE LOANS (Cost $116,553,350)		117,056,642
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund,0.11% (b) (Cost $50,142,883)	50,142,883	50,142,883
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,122,178,411)		1,161,788,986
NET OTHER ASSETS (LIABILITIES) - 2.3%		27,347,712
NET ASSETS - 100%		$ 1,189,136,698
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,915,438 or 36.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $409,690 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,445
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,406,370	$ 3,996,680	$ -	$ 409,690
Financials	3,529,350	-	3,529,350	-
Utilities	2,512,260	2,512,260	-	-
Corporate Bonds	984,119,862	-	983,227,362	892,500
Commercial Mortgage Securities	21,619	-	-	21,619
Floating Rate Loans	117,056,642	-	117,056,642	-
Money Market Funds	50,142,883	50,142,883	-	-
Total Investments in Securities:	$ 1,161,788,986	$ 56,651,823	$ 1,103,813,354	$ 1,323,809
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 402,835
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(201,132)
Cost of Purchases	-
Proceeds of Sales	(27,733)
Amortization/Accretion	2,339
Transfers in to Level 3	1,147,500
Transfers out of Level 3	-
Ending Balance	$ 1,323,809
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (201,132)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
Bermuda	4.4%
Canada	2.2%
Luxembourg	1.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $150,230,408 of which $70,783,139 and $79,447,269 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,072,035,528)	$ 1,111,646,103
Fidelity Central Funds (cost $50,142,883)	50,142,883
Total Investments (cost $1,122,178,411)		$ 1,161,788,986
Cash		107,157
Receivable for investments sold		22,722,027
Receivable for fund shares sold		9,076,394
Interest receivable		17,788,719
Distributions receivable from Fidelity Central Funds		5,327
Other receivables		4,934
Total assets		1,211,493,544

Liabilities
Payable for investments purchased	$ 20,621,030
Payable for fund shares redeemed	903,024
Accrued management fee	586,960
Distribution and service plan fees payable	53,102
Other affiliated payables	112,697
Other payables and accrued expenses	80,033
Total liabilities		22,356,846

Net Assets		$ 1,189,136,698
Net Assets consist of:
Paid in capital		$ 1,210,872,996
Undistributed net investment income		49,424,423
Accumulated undistributed net realized gain (loss) on investments		(110,760,434)
Net unrealized appreciation (depreciation) on investments		39,599,713
Net Assets		$ 1,189,136,698

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($597,289,088 ÷ 102,656,289 shares)	$ 5.82

Service Class: Net Asset Value, offering price and redemption price per share ($91,050,530 ÷ 15,736,680 shares)	$ 5.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($179,919,686 ÷ 31,665,879 shares)	$ 5.68

Initial Class R: Net Asset Value, offering price and redemption price per share ($31,570,703 ÷ 5,444,110 shares)	$ 5.80

Service Class R: Net Asset Value, offering price and redemption price per share ($37,122,592 ÷ 6,441,378 shares)	$ 5.76

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,485,022 ÷ 261,463 shares)	$ 5.68

Investor Class: Net Asset Value, offering price and redemption price per share ($250,699,077 ÷ 43,221,163 shares)	$ 5.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 212,199
Interest		47,014,107
Income from Fidelity Central Funds		54,445
Total income		47,280,751

Expenses
Management fee	$ 3,577,580
Transfer agent fees	514,889
Distribution and service plan fees	323,778
Accounting fees and expenses	219,204
Custodian fees and expenses	11,320
Independent trustees' compensation	3,317
Audit	34,358
Legal	6,366
Interest	353
Miscellaneous	7,900
Total expenses before reductions	4,699,065
Expense reductions	(404)	4,698,661
Net investment income (loss)		42,582,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		39,673,024
Change in net unrealized appreciation (depreciation) on investment securities		(28,068,013)
Net gain (loss)		11,605,011
Net increase (decrease) in net assets resulting from operations		$ 54,187,101

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,582,090	$ 89,225,463
Net realized gain (loss)	39,673,024	35,026,882
Change in net unrealized appreciation (depreciation)	(28,068,013)	22,817,242
Net increase (decrease) in net assets resulting from operations	54,187,101	147,069,587
Distributions to shareholders from net investment income	(1,107,153)	(88,733,895)
Share transactions - net increase (decrease)	(90,120,707)	7,262,606
Redemption fees	3,915	110,732
Total increase (decrease) in net assets	(37,036,844)	65,709,030

Net Assets
Beginning of period	1,226,173,542	1,160,464,512
End of period (including undistributed net investment income of $49,424,423 and undistributed net investment income of $7,949,486, respectively)	$ 1,189,136,698	$ 1,226,173,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 5.29	$ 3.96	$ 5.98	$ 6.35	$ 6.17
Income from Investment Operations
Net investment income (loss) E	.196	.439	.438	.475	.485	.476
Net realized and unrealized gain (loss)	.059	.288	1.298	(1.990)	(.311)	.216
Total from investment operations	.255	.727	1.736	(1.515)	.174	.692
Distributions from net investment income	(.005)	(.448)	(.406)	(.506)	(.545)	(.512)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.82	$ 5.57	$ 5.29	$ 3.96	$ 5.98	$ 6.35
Total Return B, C, D	4.58%	13.82%	43.96%	(24.98)%	2.79%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.70%	.71%	.68%	.71%
Expenses net of fee waivers, if any	.69% A	.69%	.70%	.71%	.68%	.71%
Expenses net of all reductions	.69% A	.69%	.70%	.70%	.68%	.71%
Net investment income (loss)	6.84% A	7.84%	9.02%	8.48%	7.47%	7.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,289	$ 594,688	$ 608,802	$ 451,824	$ 726,409	$ 922,565
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.54	$ 5.26	$ 3.95	$ 5.95	$ 6.32	$ 6.14
Income from Investment Operations
Net investment income (loss) E	.192	.431	.429	.469	.477	.467
Net realized and unrealized gain (loss)	.063	.290	1.281	(1.971)	(.312)	.218
Total from investment operations	.255	.721	1.710	(1.502)	.165	.685
Distributions from net investment income	(.005)	(.442)	(.400)	(.499)	(.536)	(.505)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.79	$ 5.54	$ 5.26	$ 3.95	$ 5.95	$ 6.32
Total Return B, C, D	4.60%	13.79%	43.41%	(24.87)%	2.66%	11.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.80%	.80%	.78%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.80%	.80%	.78%	.81%
Expenses net of all reductions	.79% A	.78%	.80%	.80%	.78%	.81%
Net investment income (loss)	6.74% A	7.74%	8.92%	8.39%	7.37%	7.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,051	$ 98,988	$ 103,511	$ 95,461	$ 180,837	$ 277,546
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.45	$ 5.18	$ 3.89	$ 5.88	$ 6.25	$ 6.08
Income from Investment Operations
Net investment income (loss) E	.184	.417	.422	.450	.461	.453
Net realized and unrealized gain (loss)	.051	.287	1.264	(1.949)	(.305)	.216
Total from investment operations	.235	.704	1.686	(1.499)	.156	.669
Distributions from net investment income	(.005)	(.435)	(.396)	(.492)	(.527)	(.499)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.68	$ 5.45	$ 5.18	$ 3.89	$ 5.88	$ 6.25
Total Return B, C, D	4.31%	13.67%	43.46%	(25.14)%	2.54%	11.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.94%	.95%	.96%	.93%	.97%
Expenses net of fee waivers, if any	.94% A	.94%	.95%	.96%	.93%	.97%
Expenses net of all reductions	.94% A	.94%	.95%	.96%	.93%	.97%
Net investment income (loss)	6.59% A	7.59%	8.77%	8.23%	7.22%	7.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,920	$ 182,465	$ 181,377	$ 87,077	$ 97,266	$ 110,503
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.55	$ 5.27	$ 3.95	$ 5.96	$ 6.34	$ 6.16
Income from Investment Operations
Net investment income (loss) E	.195	.439	.440	.471	.479	.475
Net realized and unrealized gain (loss)	.060	.288	1.286	(1.975)	(.313)	.218
Total from investment operations	.255	.727	1.726	(1.504)	.166	.693
Distributions from net investment income	(.005)	(.448)	(.406)	(.507)	(.547)	(.513)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.80	$ 5.55	$ 5.27	$ 3.95	$ 5.96	$ 6.34
Total Return B, C, D	4.60%	13.88%	43.82%	(24.88)%	2.65%	11.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.70%	.70%	.68%	.71%
Expenses net of fee waivers, if any	.69% A	.68%	.70%	.70%	.68%	.71%
Expenses net of all reductions	.69% A	.68%	.69%	.70%	.67%	.71%
Net investment income (loss)	6.84% A	7.84%	9.02%	8.49%	7.47%	7.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,571	$ 34,946	$ 34,080	$ 19,801	$ 19,401	$ 93
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.52	$ 5.25	$ 3.94	$ 5.93	$ 6.32	$ 6.14
Income from Investment Operations
Net investment income (loss) E	.191	.433	.431	.467	.471	.467
Net realized and unrealized gain (loss)	.054	.280	1.280	(1.959)	(.318)	.219
Total from investment operations	.245	.713	1.711	(1.492)	.153	.686
Distributions from net investment income	(.005)	(.444)	(.401)	(.499)	(.544)	(.506)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.76	$ 5.52	$ 5.25	$ 3.94	$ 5.93	$ 6.32
Total Return B, C, D	4.44%	13.66%	43.56%	(24.79)%	2.45%	11.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.80%	.80%	.78%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.80%	.80%	.78%	.81%
Expenses net of all reductions	.79% A	.78%	.80%	.80%	.77%	.81%
Net investment income (loss)	6.74% A	7.74%	8.92%	8.39%	7.37%	7.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,123	$ 68,806	$ 47,873	$ 26,572	$ 33,129	$ 92
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.45	$ 5.17	$ 3.89	$ 5.87	$ 6.25	$ 6.08
Income from Investment Operations
Net investment income (loss) E	.184	.415	.416	.451	.453	.453
Net realized and unrealized gain (loss)	.051	.293	1.257	(1.940)	(.294)	.214
Total from investment operations	.235	.708	1.673	(1.489)	.159	.667
Distributions from net investment income	(.005)	(.429)	(.393)	(.492)	(.540)	(.497)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.68	$ 5.45	$ 5.17	$ 3.89	$ 5.87	$ 6.25
Total Return B, C, D	4.31%	13.79%	43.13%	(24.99)%	2.59%	10.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.94%	.95%	.95%	.93%	.96%
Expenses net of fee waivers, if any	.94% A	.93%	.95%	.95%	.93%	.96%
Expenses net of all reductions	.94% A	.93%	.94%	.95%	.92%	.96%
Net investment income (loss)	6.59% A	7.59%	8.77%	8.24%	7.23%	7.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,485	$ 1,543	$ 2,016	$ 1,487	$ 2,347	$ 92
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.56	$ 5.27	$ 3.96	$ 5.96	$ 6.34	$ 6.16
Income from Investment Operations
Net investment income (loss) E	.194	.437	.441	.473	.477	.471
Net realized and unrealized gain (loss)	.051	.298	1.274	(1.971)	(.317)	.220
Total from investment operations	.245	.735	1.715	(1.498)	.160	.691
Distributions from net investment income	(.005)	(.446)	(.405)	(.503)	(.541)	(.511)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.80	$ 5.56	$ 5.27	$ 3.96	$ 5.96	$ 6.34
Total Return B, C, D	4.41%	14.04%	43.43%	(24.76)%	2.56%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.73%	.73%	.74%	.75%	.80%
Expenses net of fee waivers, if any	.72% A	.72%	.73%	.74%	.75%	.80%
Expenses net of all reductions	.72% A	.72%	.73%	.74%	.75%	.79%
Net investment income (loss)	6.81% A	7.81%	8.99%	8.45%	7.40%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,699	$ 244,738	$ 182,806	$ 90,312	$ 105,920	$ 78,122
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,137,003
Gross unrealized depreciation	(9,432,007)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,704,996
Tax cost	$ 1,116,083,990

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $482,091,552 and $519,194,391, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 47,543
Service Class 2	239,851
Service Class R	34,369
Service Class 2 R	2,015
$ 323,778

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 229,216
Service Class	34,662
Service Class 2	70,879
Initial Class R	12,699
Service Class R	24,410
Service Class 2R	572
Investor Class	142,451
$ 514,889

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,232,000.35%		$ 353

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,157 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $404.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 529,789	$ 44,467,220
Service Class	84,505	7,392,045
Service Class 2	168,744	13,449,909
Initial Class R	31,265	2,630,051
Service Class R	63,180	5,103,828
Service Class 2R	1,448	113,793
Investor Class	228,222	15,577,049
Total	$ 1,107,153	$ 88,733,895

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	7,393,385	13,981,776	$ 42,622,979	$ 78,466,113
Reinvestment of distributions	92,782	8,041,089	529,789	44,467,220
Shares redeemed	(11,569,072)	(30,400,651)	(66,674,880)	(169,255,225)
Net increase (decrease)	(4,082,905)	(8,377,786)	$ (23,522,112)	$ (46,321,892)
Service Class
Shares sold	844,822	1,837,003	$ 4,847,753	$ 10,346,870
Reinvestment of distributions	14,878	1,344,008	84,505	7,392,045
Shares redeemed	(2,980,995)	(4,989,128)	(17,017,948)	(27,651,179)
Net increase (decrease)	(2,121,295)	(1,808,117)	$ (12,085,690)	$ (9,912,264)
Service Class 2
Shares sold	13,452,978	26,131,374	$ 76,095,193	$ 143,180,880
Reinvestment of distributions	30,241	2,486,120	168,744	13,449,909
Shares redeemed	(15,312,394)	(30,129,445)	(86,260,221)	(161,771,346)
Net increase (decrease)	(1,829,175)	(1,511,951)	$ (9,996,284)	$ (5,140,557)
Initial Class R
Shares sold	950,621	2,670,258	$ 5,459,119	$ 14,859,524
Reinvestment of distributions	5,495	477,323	31,265	2,630,051
Shares redeemed	(1,805,388)	(3,318,610)	(10,383,456)	(18,109,555)
Net increase (decrease)	(849,272)	(171,029)	$ (4,893,072)	$ (619,980)
Service Class R
Shares sold	943,548	8,426,767	$ 5,351,251	$ 46,508,327
Reinvestment of distributions	11,163	931,355	63,180	5,103,828
Shares redeemed	(6,975,312)	(6,021,801)	(39,930,058)	(32,701,379)
Net increase (decrease)	(6,020,601)	3,336,321	$ (34,515,627)	$ 18,910,776
Service Class 2R
Shares sold	57,386	86,744	$ 322,380	$ 465,296
Reinvestment of distributions	260	21,073	1,448	113,793
Shares redeemed	(79,457)	(214,247)	(449,228)	(1,182,315)
Net increase (decrease)	(21,811)	(106,430)	$ (125,400)	$ (603,226)
Investor Class
Shares sold	9,844,700	30,365,867	$ 56,652,749	$ 168,056,935
Reinvestment of distributions	40,039	2,827,051	228,222	15,577,049
Shares redeemed	(10,720,387)	(23,797,435)	(61,863,493)	(132,684,235)
Net increase (decrease)	(835,648)	9,395,483	$ (4,982,522)	$ 50,949,749

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHI-SANN-0811
1.705694.113

Fidelity® Variable Insurance Products:
High Income Portfolio - Class R

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.69%
Actual		$ 1,000.00	$ 1,045.80	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 1,046.00	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 1,043.10	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Initial Class R	.69%
Actual		$ 1,000.00	$ 1,046.00	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class R	.79%
Actual		$ 1,000.00	$ 1,044.40	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R	.94%
Actual		$ 1,000.00	$ 1,043.10	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.72%
Actual		$ 1,000.00	$ 1,044.10	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CIT Group, Inc.	2.1	1.9
Ford Motor Credit Co. LLC	2.0	1.8
International Lease Finance Corp.	1.8	2.3
MGM Mirage, Inc.	1.8	0.8
Mirant Americas Generation LLC	1.3	1.0
	9.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.9	12.2
Energy	9.7	6.5
Technology	7.9	6.1
Electric Utilities	7.0	6.6
Healthcare	6.7	5.3
Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
BBB 1.5%	BBB 3.2%
BB 31.2%	BB 26.6%
B 45.7%	B 48.4%
CCC,CC,C 12.0%	CCC,CC,C 11.9%
Not Rated 2.2%	Not Rated 1.6%
Equities 0.9%	Equities 0.8%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 7.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Nonconvertible Bonds 82.8%		Nonconvertible Bonds 86.0%
	Convertible Bonds, Preferred Stocks 0.9%		Convertible Bonds, Preferred Stocks 1.2%
	Common Stocks 0.0%		Common Stocks 0.0%
	Floating Rate Loans 9.8%		Floating Rate Loans 5.3%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	13.2%	** Foreign investments	16.5%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
Aerospace - 1.1%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 1,375,000	$ 1,443,750
8.5% 7/1/18	3,730,000	4,070,363
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (d)	2,695,000	2,742,163
7.125% 3/15/21 (d)	550,000	566,500
TransDigm, Inc. 7.75% 12/15/18 (d)	3,580,000	3,759,000
		12,581,776
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (d)	5,145,000	5,299,350
American Airlines, Inc. 7.5% 3/15/16 (d)	3,730,000	3,664,725
AMR Corp. 9% 8/1/12	1,980,000	1,999,800
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,523,798	3,682,369
6.75% 9/15/15 (d)	4,090,000	4,100,225
Continental Airlines, Inc. 9.25% 5/10/17	961,515	999,976
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,865,900
6.75% 11/23/15	1,985,000	1,905,600
8.021% 8/10/22	2,002,122	2,034,556
8.954% 8/10/14	1,728,869	1,782,983
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	766,217	766,217
United Air Lines, Inc. 9.875% 8/1/13 (d)	725,000	761,250
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,709,921	2,547,326
9.75% 1/15/17	2,256,372	2,560,983
12% 1/15/16 (d)	801,330	875,453
		34,846,713
Automotive - 3.6%
American Axle & Manufacturing, Inc. 7.875% 3/1/17	2,470,000	2,470,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (d)	1,900,000	1,852,500
8.25% 6/15/21 (d)	1,900,000	1,857,250
Dana Holding Corp.:
6.5% 2/15/19	755,000	758,775
6.75% 2/15/21	505,000	507,525
Delphi Corp.:
5.875% 5/15/19 (d)	4,165,000	4,123,350
6.125% 5/15/21 (d)	1,475,000	1,463,938
Ford Motor Co. 7.45% 7/16/31	2,930,000	3,321,556
Ford Motor Credit Co. LLC:
5% 5/15/18	3,130,000	3,083,050

	Principal Amount	Value
5.625% 9/15/15	$ 3,510,000	$ 3,641,625
6.625% 8/15/17	3,200,000	3,424,000
7% 4/15/15	2,250,000	2,434,050
8% 12/15/16	4,870,000	5,473,559
12% 5/15/15	3,495,000	4,351,275
Tenneco, Inc.:
6.875% 12/15/20	1,930,000	1,963,775
7.75% 8/15/18	1,685,000	1,765,038
		42,491,266
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
3.4658% 2/11/14 (f)	3,805,000	3,747,925
4.5% 2/11/14	3,635,000	3,616,825
6.25% 12/1/17 (d)	3,650,000	3,650,000
Bank of America Corp.:
8% (e)(f)	620,000	643,250
8.125% (e)(f)	1,320,000	1,372,800
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	1,745,000	1,714,463
Regions Bank 7.5% 5/15/18	1,390,000	1,438,650
Zions Bancorp. 7.75% 9/23/14	1,720,000	1,885,309
		18,069,222
Broadcasting - 2.0%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,243,588
Citadel Broadcasting Corp. 7.75% 12/15/18 (d)	2,920,000	3,095,200
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,775,000	2,421,188
11% 8/1/16 pay-in-kind (f)	1,758,662	1,525,639
EH Holding Corp. 6.5% 6/15/19 (d)	3,675,000	3,757,688
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	2,390,000	2,509,500
Univision Communications, Inc.:
6.875% 5/15/19 (d)	1,915,000	1,886,275
7.875% 11/1/20 (d)	1,180,000	1,209,500
8.5% 5/15/21 (d)	4,985,000	4,960,075
		23,608,653
Building Materials - 0.5%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,520,000	2,532,600
6.875% 8/15/18 (d)	3,080,000	3,141,600
		5,674,200
Cable TV - 2.7%
Cablevision Systems Corp. 8.625% 9/15/17	1,300,000	1,400,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,995,000	3,940,069
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7% 1/15/19	$ 4,375,000	$ 4,506,250
7% 1/15/19 (d)	955,000	983,650
7.25% 10/30/17	3,770,000	3,906,663
7.875% 4/30/18	985,000	1,041,638
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	9,165,000	9,531,600
Insight Communications, Inc. 9.375% 7/15/18 (d)	2,355,000	2,590,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (d)	950,000	971,375
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,980,000	2,942,750
		31,815,245
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	3,960,000	4,158,000
Griffon Corp. 7.125% 4/1/18 (d)	3,220,000	3,228,050
SPX Corp. 6.875% 9/1/17 (d)	3,935,000	4,200,613
		11,586,663
Chemicals - 1.8%
Celanese US Holdings LLC:
5.875% 6/15/21	825,000	831,188
6.625% 10/15/18	2,445,000	2,548,913
INEOS Group Holdings PLC 8.5% 2/15/16 (d)	1,070,000	1,056,625
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	740,000	771,450
LBI Escrow Corp. 8% 11/1/17 (d)	2,525,000	2,796,438
Lyondell Chemical Co. 11% 5/1/18	7,280,000	8,153,600
NOVA Chemicals Corp. 3.542% 11/15/13 (f)	5,325,000	5,285,063
		21,443,277
Consumer Products - 0.2%
NBTY, Inc. 9% 10/1/18 (d)	2,690,000	2,837,950
Diversified Financial Services - 6.4%
Aircastle Ltd. 9.75% 8/1/18	2,575,000	2,845,375
CIT Group, Inc.:
5.25% 4/1/14 (d)	2,495,000	2,495,000
7% 5/1/14	2,555,825	2,581,383
7% 5/1/15	26	26
7% 5/4/15 (d)	5,468,000	5,481,670
7% 5/1/16	44	44
7% 5/2/16 (d)	6,410,000	6,385,963
7% 5/1/17	62	62
7% 5/2/17 (d)	8,527,000	8,505,683

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 6,405,000	$ 6,573,131
8% 1/15/18	6,925,000	7,028,875
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	1,275,000	1,058,250
Ineos Finance PLC 9% 5/15/15 (d)	2,505,000	2,649,038
International Lease Finance Corp.:
5.65% 6/1/14	1,315,000	1,315,000
5.75% 5/15/16	1,635,000	1,612,928
6.75% 9/1/16 (d)	1,995,000	2,119,688
8.625% 9/15/15	5,070,000	5,500,950
8.75% 3/15/17	5,900,000	6,431,000
8.875% 9/1/17	3,235,000	3,542,325
National Money Mart Co. 10.375% 12/15/16	1,525,000	1,673,688
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	3,055,000	3,329,950
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,125,000	4,563,075
		75,693,104
Diversified Media - 1.8%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(f)	3,415,000	3,615,631
Checkout Holding Corp. 0% 11/15/15 (d)	1,065,000	684,263
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	3,780,000	4,120,200
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (d)	5,240,000	5,502,000
11.5% 5/1/16	1,445,000	1,683,425
11.625% 2/1/14	1,604,000	1,868,660
Quebecor Media, Inc.:
7.75% 3/15/16	2,350,000	2,426,375
7.75% 3/15/16	1,955,000	2,018,538
		21,919,092
Electric Utilities - 6.3%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	5,775,000	6,208,125
Dynegy Holdings, Inc. 7.5% 6/1/15	3,190,000	2,567,950
GenOn Energy, Inc.:
9.5% 10/15/18	2,075,000	2,158,000
9.875% 10/15/20	2,005,000	2,092,619
Intergen NV 9% 6/30/17 (d)	4,225,000	4,467,938
IPALCO Enterprises, Inc. 5% 5/1/18 (d)	1,435,000	1,418,067
Mirant Americas Generation LLC:
8.5% 10/1/21	8,565,000	8,736,300
9.125% 5/1/31	7,590,000	7,627,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (d)	$ 10,695,000	$ 10,588,050
NV Energy, Inc. 6.25% 11/15/20	4,295,000	4,531,225
Otter Tail Corp. 9% 12/15/16	2,460,000	2,759,628
Puget Energy, Inc. 6.5% 12/15/20	3,975,000	4,153,875
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,468,400
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	1,555,000	1,539,450
The AES Corp.:
7.75% 10/15/15	3,745,000	4,007,150
8% 10/15/17	2,060,000	2,193,900
9.75% 4/15/16	3,010,000	3,416,350
		74,934,977
Energy - 9.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	3,215,000	3,206,963
Antero Resources Finance Corp. 9.375% 12/1/17	4,215,000	4,504,571
Calfrac Holdings LP 7.5% 12/1/20 (d)	2,440,000	2,464,400
Covanta Holding Corp. 7.25% 12/1/20	1,590,000	1,662,188
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	3,745,000	3,988,425
Denbury Resources, Inc. 6.375% 8/15/21	2,240,000	2,228,800
Drummond Co., Inc. 7.375% 2/15/16	5,510,000	5,565,100
Edgen Murray Corp. 12.25% 1/15/15	3,995,000	4,024,963
Energy Transfer Equity LP 7.5% 10/15/20	2,655,000	2,814,300
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	5,970,000	5,850,600
Exterran Holdings, Inc. 7.25% 12/1/18 (d)	2,985,000	3,014,850
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (d)	1,774,000	1,678,559
Forbes Energy Services Ltd. 9% 6/15/19 (d)	3,255,000	3,189,900
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (d)	1,465,000	1,497,963
Frontier Oil Corp.:
6.875% 11/15/18	1,245,000	1,313,475
8.5% 9/15/16	2,700,000	2,889,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)	1,930,000	1,949,300
7% 10/1/18	2,290,000	2,312,900
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	3,895,000	4,002,113

	Principal Amount	Value
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)	$ 1,585,000	$ 1,553,300
7.75% 2/1/21 (d)	2,390,000	2,449,750
8.625% 4/15/20	3,055,000	3,314,675
Offshore Group Investment Ltd.:
11.5% 8/1/15	3,820,000	4,163,800
11.5% 8/1/15 (d)	570,000	621,300
Oil States International, Inc. 6.5% 6/1/19 (d)	1,275,000	1,287,750
Pan American Energy LLC 7.875% 5/7/21 (d)	6,345,000	6,773,288
Petrohawk Energy Corp.:
6.25% 6/1/19 (d)	3,260,000	3,194,800
7.25% 8/15/18	5,590,000	5,701,800
7.875% 6/1/15	770,000	806,575
10.5% 8/1/14	725,000	815,625
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,667,850
Precision Drilling Corp. 6.625% 11/15/20	2,505,000	2,530,050
Quicksilver Resources, Inc.:
7.125% 4/1/16	5,680,000	5,594,800
11.75% 1/1/16	2,250,000	2,570,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)	900,000	891,000
7.875% 10/15/18 (d)	2,660,000	2,739,800
Venoco, Inc. 8.875% 2/15/19 (d)	2,290,000	2,275,802
		109,110,960
Entertainment/Film - 0.2%
AMC Networks, Inc. 7.75% 7/15/21 (d)	1,690,000	1,757,600
National Cinemedia LLC 7.875% 7/15/21 (d)	1,150,000	1,170,125
		2,927,725
Food & Drug Retail - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)	3,620,000	3,656,200
Tops Markets LLC 10.125% 10/15/15	2,800,000	2,971,500
		6,627,700
Food/Beverage/Tobacco - 0.5%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	1,365,000	1,412,775
General Motors Financial Co., Inc. 6.75% 6/1/18 (d)	2,685,000	2,711,850
US Foodservice, Inc. 8.5% 6/30/19 (d)	1,655,000	1,613,625
		5,738,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 3.5%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	$ 2,360,000	$ 2,430,800
Chukchansi Economic Development Authority:
3.917% 11/15/12 (d)(f)	1,010,000	823,150
8% 11/15/13 (d)	3,410,000	2,779,150
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (d)	4,240,000	4,377,800
11.5% 1/15/17 pay-in-kind (d)(f)	6,085,000	6,319,695
MCE Finance Ltd. 10.25% 5/15/18	104,000	116,480
MGM Mirage, Inc.:
6.625% 7/15/15	5,715,000	5,429,250
6.75% 4/1/13	1,140,000	1,145,700
7.5% 6/1/16	1,325,000	1,268,688
7.625% 1/15/17	6,390,000	6,118,425
10% 11/1/16 (d)	4,125,000	4,393,125
11.375% 3/1/18	1,875,000	2,109,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	3,525,000	3,820,219
		41,131,857
Healthcare - 5.7%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (d)	3,520,000	3,511,200
Community Health Systems, Inc. 8.875% 7/15/15	5,500,000	5,623,750
DaVita, Inc.:
6.375% 11/1/18	1,460,000	1,463,650
6.625% 11/1/20	1,265,000	1,277,650
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (d)	1,350,000	1,353,375
10.875% 11/15/14	4,365,000	4,648,725
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (d)	1,540,000	1,586,200
7.25% 1/15/22 (d)	1,540,000	1,578,500
Giant Funding Corp. 8.25% 2/1/18 (d)	1,595,000	1,662,788
HCA, Inc.:
9.25% 11/15/16	5,519,000	5,857,039
9.625% 11/15/16 pay-in-kind (f)	4,081,000	4,341,164
9.875% 2/15/17	1,032,000	1,148,100
HealthSouth Corp. 7.25% 10/1/18	2,095,000	2,178,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (d)	3,875,000	3,845,938
Mylan, Inc.:
6% 11/15/18 (d)	2,000,000	2,030,000

	Principal Amount	Value
7.625% 7/15/17 (d)	$ 1,255,000	$ 1,355,400
7.875% 7/15/20 (d)	770,000	839,300
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (d)	1,555,000	1,539,450
7% 1/15/16	1,665,000	1,712,869
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,816,603
Tenet Healthcare Corp. 8% 8/1/20	1,285,000	1,301,063
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	3,700,000	3,644,500
6.75% 8/15/21 (d)	1,325,000	1,245,500
6.875% 12/1/18 (d)	4,655,000	4,550,263
7% 10/1/20 (d)	375,000	361,875
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18	6,485,000	6,679,550
		68,153,252
Homebuilders/Real Estate - 2.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,255,000	3,336,375
KB Home 7.25% 6/15/18	5,755,000	5,237,050
Lennar Corp.:
5.6% 5/31/15	545,000	534,100
6.95% 6/1/18	2,940,000	2,873,850
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (d)	2,595,000	2,523,638
Realogy Corp. 7.875% 2/15/19 (d)	3,150,000	3,087,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	525,000	523,688
Standard Pacific Corp.:
8.375% 5/15/18	7,455,000	7,380,450
8.375% 1/15/21	2,375,000	2,315,625
10.75% 9/15/16	2,405,000	2,717,650
		30,529,426
Hotels - 0.9%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (d)	3,545,000	3,420,925
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (d)	2,165,000	2,170,413
6% 11/1/20	2,910,000	2,910,000
9% 5/15/17	2,195,000	2,480,350
		10,981,688
Leisure - 1.4%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	3,080,000	3,234,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,865,000	1,995,550
NCL Corp. Ltd. 9.5% 11/15/18 (d)	1,465,000	1,567,550
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,939,691
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13	$ 380,000	$ 405,650
7.25% 6/15/16	5,570,000	5,987,750
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	1,245,000	1,385,063
		16,515,254
Metals/Mining - 1.8%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,180,000	2,196,350
6.25% 6/1/21	1,480,000	1,487,400
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	700,000	715,750
CONSOL Energy, Inc.:
8% 4/1/17	2,640,000	2,838,000
8.25% 4/1/20	1,760,000	1,909,600
Drummond Co., Inc. 9% 10/15/14 (d)	830,000	873,575
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (d)	1,355,000	1,382,100
7% 11/1/15 (d)	5,570,000	5,709,250
Vedanta Resources PLC:
6.75% 6/7/16 (d)	3,300,000	3,300,000
8.25% 6/7/21 (d)	1,510,000	1,525,100
		21,937,125
Paper - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (d)	145,000	156,963
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (d)	1,625,000	1,608,750
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (d)	3,595,000	3,684,875
		5,293,625
Services - 2.9%
ARAMARK Corp.:
3.7733% 2/1/15 (f)	7,820,000	7,604,950
8.5% 2/1/15	3,080,000	3,195,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,096,000	1,112,440
7.75% 5/15/16	1,555,000	1,578,325
FTI Consulting, Inc. 6.75% 10/1/20	3,100,000	3,107,750
Hertz Corp.:
6.75% 4/15/19 (d)	1,725,000	1,699,125
7.5% 10/15/18 (d)	8,800,000	9,020,000

	Principal Amount	Value
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	$ 5,700,000	$ 5,856,750
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	995,000	1,004,950
		34,179,790
Shipping - 1.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	850,000	829,855
8.625% 11/1/17 (d)	965,000	942,130
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,255,000	2,379,025
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	399,000
8.125% 3/30/18	2,895,000	2,837,100
Ship Finance International Ltd. 8.5% 12/15/13	10,800,000	10,826,965
Swift Services Holdings, Inc. 10% 11/15/18	4,500,000	4,758,750
		22,972,825
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (d)	5,870,000	5,415,075
Steel - 1.7%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	5,060,000	5,072,650
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	2,680,000	2,733,600
Severstal Columbus LLC 10.25% 2/15/18	4,340,000	4,784,850
Steel Dynamics, Inc. 6.75% 4/1/15	5,775,000	5,890,500
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,750,088
		20,231,688
Super Retail - 1.5%
AutoNation, Inc. 6.75% 4/15/18	2,325,000	2,435,438
J. Crew Group, Inc. 8.125% 3/1/19 (d)	1,620,000	1,575,450
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	4,105,000	4,412,875
QVC, Inc. 7.125% 4/15/17 (d)	1,470,000	1,558,200
RadioShack Corp. 6.75% 5/15/19 (d)	3,205,000	3,100,838
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,575,000	3,735,875
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	1,475,000	1,504,500
		18,323,176
Technology - 7.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20	2,195,000	2,244,388
Amkor Technology, Inc.:
6.625% 6/1/21 (d)	2,495,000	2,420,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Amkor Technology, Inc.: - continued
7.375% 5/1/18	$ 5,590,000	$ 5,701,800
Audatex North America, Inc. 6.75% 6/15/18 (d)	1,420,000	1,441,300
Avaya, Inc.:
9.75% 11/1/15	2,435,000	2,477,613
10.125% 11/1/15 pay-in-kind (f)	2,415,000	2,469,338
CDW Escrow Corp. 8.5% 4/1/19 (d)	4,100,000	4,028,250
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)	2,860,000	3,003,000
CommScope, Inc. 8.25% 1/15/19 (d)	1,730,000	1,799,200
Eastman Kodak Co.:
9.75% 3/1/18 (d)	1,165,000	1,106,750
10.625% 3/15/19 (d)	3,660,000	3,577,650
Fidelity National Information Services, Inc.:
7.625% 7/15/17	915,000	969,900
7.875% 7/15/20	1,220,000	1,296,250
First Data Corp.:
9.875% 9/24/15	2,030,000	2,080,750
11.25% 3/31/16	2,560,000	2,521,600
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (d)	5,530,000	5,530,000
9.125% 12/15/14 pay-in-kind (f)	3,145,979	3,279,683
9.25% 4/15/18 (d)	1,815,000	1,962,560
Lucent Technologies, Inc.:
6.45% 3/15/29	6,625,000	5,962,500
6.5% 1/15/28	4,915,000	4,411,213
Sanmina-SCI Corp. 7% 5/15/19 (d)	8,470,000	8,004,150
Seagate HDD Cayman:
6.875% 5/1/20 (d)	1,200,000	1,182,000
7% 11/1/21 (d)	1,375,000	1,364,688
Sensata Technologies BV 6.5% 5/15/19 (d)	3,465,000	3,465,000
Spansion LLC 7.875% 11/15/17 (d)	5,850,000	5,967,000
SunGard Data Systems, Inc.:
7.375% 11/15/18	1,430,000	1,424,566
10.25% 8/15/15	4,320,000	4,465,800
		84,157,099
Telecommunications - 8.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	5,375,000	5,791,563
Cleveland Unlimited, Inc. 14.5% 12/01/10 (c)(d)(f)	1,275,000	892,500

	Principal Amount	Value
Digicel Group Ltd.:
8.25% 9/1/17 (d)	$ 2,535,000	$ 2,627,021
8.875% 1/15/15 (d)	3,750,000	3,825,000
9.125% 1/15/15 pay-in-kind (d)(f)	3,357,000	3,432,533
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,992,050
Frontier Communications Corp.:
7.875% 4/15/15	1,760,000	1,907,312
8.125% 10/1/18	1,640,000	1,795,800
8.25% 4/15/17	2,585,000	2,804,725
Global Crossing Ltd.:
9% 11/15/19 (d)	2,440,000	2,976,800
12% 9/15/15	915,000	1,065,975
Intelsat Jackson Holdings SA 9.5% 6/15/16	5,125,000	5,381,250
Intelsat Ltd. 11.25% 6/15/16	680,000	720,800
Intelsat Luxembourg SA:
11.25% 2/4/17	3,140,000	3,289,150
11.5% 2/4/17 pay-in-kind (f)	6,126,864	6,555,744
12.5% 2/4/17 pay-in-kind (d)(f)	2,730,000	2,859,675
MetroPCS Wireless, Inc. 7.875% 9/1/18	3,585,000	3,800,100
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,888,881
6.875% 10/31/13	3,945,000	3,969,656
7.375% 8/1/15	6,745,000	6,745,000
Sprint Nextel Corp. 6% 12/1/16	7,590,000	7,580,513
U.S. West Communications 7.5% 6/15/23	9,460,000	9,460,000
VimpelCom Holdings BV 7.5043% 3/1/22 (d)	3,885,000	3,885,000
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	1,535,000	1,596,400
11.75% 7/15/17 (d)	4,510,000	5,118,850
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	5,486,435	6,271,948
		102,234,246
TOTAL NONCONVERTIBLE BONDS (Cost $943,605,498)		984,119,862
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1057% 4/25/21 (f) (Cost $937)	31,491	21,619
Common Stocks - 0.0%
	Shares	Value
Textiles & Apparel - 0.0%
Arena Brands Holding Corp.Class B (a)(g) (Cost $1,974,627)	48,889	$ 409,690
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.6%
Automotive - 0.4%
General Motors Co. 4.75%	82,000	3,996,680
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,512,260
TOTAL CONVERTIBLE PREFERRED STOCKS		6,508,940
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (d)	3,795	3,529,350
TOTAL PREFERRED STOCKS (Cost $9,901,116)		10,038,290
Floating Rate Loans - 9.8%
	Principal Amount
Air Transportation - 0.9%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (f)	$ 6,115,000	6,038,563
US Airways Group, Inc. term loan 2.6858% 3/23/14 (f)	5,620,347	5,086,414
		11,124,977
Automotive - 0.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	3,420,000	3,343,050
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (f)	3,627,112	3,423,087
Tranche C, term loan 2.1275% 12/27/15 (f)	2,440,751	2,303,459
		9,069,596
Broadcasting - 0.9%
Clear Channel Capital I LLC Tranche B, term loan 3.8413% 1/29/16 (f)	7,027,834	5,938,520
Univision Communications, Inc. term loan 4.4412% 3/31/17 (f)	5,072,026	4,818,424
		10,756,944
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (f)	3,246,863	3,234,687
Capital Goods - 0.2%
Sensus Metering Systems, Inc. 1st Lien, term loan 4.75% 5/9/17 (f)	1,062,338	1,062,338

	Principal Amount	Value
SRAM LLC:
2nd LN, term loan 9.25% 12/7/18 (f)	$ 480,000	$ 480,000
Tranche B 1LN, term loan 5.75% 6/7/18 (f)	1,470,000	1,468,163
		3,010,501
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (f)	3,009,875	2,991,063
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	1,645,755	1,645,755
Tranche 2LN, term loan 10% 9/2/16 (f)	2,070,000	2,082,938
		3,728,693
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (f)	2,116,658	2,114,012
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7301% 10/10/17 (f)	6,445,000	5,059,325
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	668,325	666,654
		5,725,979
Energy - 0.5%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (f)	5,501,188	5,487,435
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (f)	2,079,788	2,048,591
Food/Beverage/Tobacco - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (f)	2,812,950	2,714,497
Gaming - 0.4%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	1,341,638	1,344,992
Harrah's Entertainment, Inc. Tranche B1, term loan 3.2738% 1/28/15 (f)	4,070,000	3,663,000
		5,007,992
Healthcare - 1.0%
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (f)	3,266,813	3,254,562
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (f)	1,185,000	1,189,444
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc. Tranche B2, term loan 3.557% 3/31/17 (f)	$ 3,135,000	$ 3,087,975
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	4,755,000	4,725,281
		12,257,262
Leisure - 0.4%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,665,082	3,720,058
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (f)	1,665,000	1,671,244
		5,391,302
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	977,078
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (f)	816,001	820,081
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	2,134,650	2,145,323
Super Retail - 0.3%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (f)	425,000	407,490
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	3,335,000	3,276,638
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	485,100	484,494
		4,168,622
Technology - 0.8%
Avaya, Inc. Tranche B 3LN, term loan 4.755% 10/26/17 (f)	3,470,000	3,335,538
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (f)	324,188	325,403
First Data Corp.:
term loan 4.1858% 3/24/18 (f)	5,620,088	5,142,381
Tranche B1, term loan 2.9358% 9/24/14 (f)	598,091	551,739
		9,355,061
Telecommunications - 1.3%
Asurion LLC:
term loan 9% 5/24/19 (f)	2,900,000	2,907,250
Tranche B, term loan 5.5% 5/24/18 (f)	2,900,000	2,860,270
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	2,895,000	2,587,406

	Principal Amount	Value
Intelsat Jackson Holdings SA term loan 3.2853% 2/1/14 (f)	$ 830,000	$ 796,800
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 3.9802% 3/17/18 (f)	2,787,807	2,787,807
TowerCo Finance LLC Tranche B, term loan 3.9851% 2/2/17 (f)	2,972,550	2,987,413
		14,926,946
TOTAL FLOATING RATE LOANS (Cost $116,553,350)		117,056,642
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund,0.11% (b) (Cost $50,142,883)	50,142,883	50,142,883
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,122,178,411)		1,161,788,986
NET OTHER ASSETS (LIABILITIES) - 2.3%		27,347,712
NET ASSETS - 100%		$ 1,189,136,698
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,915,438 or 36.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $409,690 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,445
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,406,370	$ 3,996,680	$ -	$ 409,690
Financials	3,529,350	-	3,529,350	-
Utilities	2,512,260	2,512,260	-	-
Corporate Bonds	984,119,862	-	983,227,362	892,500
Commercial Mortgage Securities	21,619	-	-	21,619
Floating Rate Loans	117,056,642	-	117,056,642	-
Money Market Funds	50,142,883	50,142,883	-	-
Total Investments in Securities:	$ 1,161,788,986	$ 56,651,823	$ 1,103,813,354	$ 1,323,809
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 402,835
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(201,132)
Cost of Purchases	-
Proceeds of Sales	(27,733)
Amortization/Accretion	2,339
Transfers in to Level 3	1,147,500
Transfers out of Level 3	-
Ending Balance	$ 1,323,809
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (201,132)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
Bermuda	4.4%
Canada	2.2%
Luxembourg	1.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $150,230,408 of which $70,783,139 and $79,447,269 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,072,035,528)	$ 1,111,646,103
Fidelity Central Funds (cost $50,142,883)	50,142,883
Total Investments (cost $1,122,178,411)		$ 1,161,788,986
Cash		107,157
Receivable for investments sold		22,722,027
Receivable for fund shares sold		9,076,394
Interest receivable		17,788,719
Distributions receivable from Fidelity Central Funds		5,327
Other receivables		4,934
Total assets		1,211,493,544

Liabilities
Payable for investments purchased	$ 20,621,030
Payable for fund shares redeemed	903,024
Accrued management fee	586,960
Distribution and service plan fees payable	53,102
Other affiliated payables	112,697
Other payables and accrued expenses	80,033
Total liabilities		22,356,846

Net Assets		$ 1,189,136,698
Net Assets consist of:
Paid in capital		$ 1,210,872,996
Undistributed net investment income		49,424,423
Accumulated undistributed net realized gain (loss) on investments		(110,760,434)
Net unrealized appreciation (depreciation) on investments		39,599,713
Net Assets		$ 1,189,136,698

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($597,289,088 ÷ 102,656,289 shares)	$ 5.82

Service Class: Net Asset Value, offering price and redemption price per share ($91,050,530 ÷ 15,736,680 shares)	$ 5.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($179,919,686 ÷ 31,665,879 shares)	$ 5.68

Initial Class R: Net Asset Value, offering price and redemption price per share ($31,570,703 ÷ 5,444,110 shares)	$ 5.80

Service Class R: Net Asset Value, offering price and redemption price per share ($37,122,592 ÷ 6,441,378 shares)	$ 5.76

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,485,022 ÷ 261,463 shares)	$ 5.68

Investor Class: Net Asset Value, offering price and redemption price per share ($250,699,077 ÷ 43,221,163 shares)	$ 5.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 212,199
Interest		47,014,107
Income from Fidelity Central Funds		54,445
Total income		47,280,751

Expenses
Management fee	$ 3,577,580
Transfer agent fees	514,889
Distribution and service plan fees	323,778
Accounting fees and expenses	219,204
Custodian fees and expenses	11,320
Independent trustees' compensation	3,317
Audit	34,358
Legal	6,366
Interest	353
Miscellaneous	7,900
Total expenses before reductions	4,699,065
Expense reductions	(404)	4,698,661
Net investment income (loss)		42,582,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		39,673,024
Change in net unrealized appreciation (depreciation) on investment securities		(28,068,013)
Net gain (loss)		11,605,011
Net increase (decrease) in net assets resulting from operations		$ 54,187,101

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,582,090	$ 89,225,463
Net realized gain (loss)	39,673,024	35,026,882
Change in net unrealized appreciation (depreciation)	(28,068,013)	22,817,242
Net increase (decrease) in net assets resulting from operations	54,187,101	147,069,587
Distributions to shareholders from net investment income	(1,107,153)	(88,733,895)
Share transactions - net increase (decrease)	(90,120,707)	7,262,606
Redemption fees	3,915	110,732
Total increase (decrease) in net assets	(37,036,844)	65,709,030

Net Assets
Beginning of period	1,226,173,542	1,160,464,512
End of period (including undistributed net investment income of $49,424,423 and undistributed net investment income of $7,949,486, respectively)	$ 1,189,136,698	$ 1,226,173,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 5.29	$ 3.96	$ 5.98	$ 6.35	$ 6.17
Income from Investment Operations
Net investment income (loss) E	.196	.439	.438	.475	.485	.476
Net realized and unrealized gain (loss)	.059	.288	1.298	(1.990)	(.311)	.216
Total from investment operations	.255	.727	1.736	(1.515)	.174	.692
Distributions from net investment income	(.005)	(.448)	(.406)	(.506)	(.545)	(.512)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.82	$ 5.57	$ 5.29	$ 3.96	$ 5.98	$ 6.35
Total Return B, C, D	4.58%	13.82%	43.96%	(24.98)%	2.79%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.70%	.71%	.68%	.71%
Expenses net of fee waivers, if any	.69% A	.69%	.70%	.71%	.68%	.71%
Expenses net of all reductions	.69% A	.69%	.70%	.70%	.68%	.71%
Net investment income (loss)	6.84% A	7.84%	9.02%	8.48%	7.47%	7.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,289	$ 594,688	$ 608,802	$ 451,824	$ 726,409	$ 922,565
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.54	$ 5.26	$ 3.95	$ 5.95	$ 6.32	$ 6.14
Income from Investment Operations
Net investment income (loss) E	.192	.431	.429	.469	.477	.467
Net realized and unrealized gain (loss)	.063	.290	1.281	(1.971)	(.312)	.218
Total from investment operations	.255	.721	1.710	(1.502)	.165	.685
Distributions from net investment income	(.005)	(.442)	(.400)	(.499)	(.536)	(.505)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.79	$ 5.54	$ 5.26	$ 3.95	$ 5.95	$ 6.32
Total Return B, C, D	4.60%	13.79%	43.41%	(24.87)%	2.66%	11.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.80%	.80%	.78%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.80%	.80%	.78%	.81%
Expenses net of all reductions	.79% A	.78%	.80%	.80%	.78%	.81%
Net investment income (loss)	6.74% A	7.74%	8.92%	8.39%	7.37%	7.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,051	$ 98,988	$ 103,511	$ 95,461	$ 180,837	$ 277,546
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.45	$ 5.18	$ 3.89	$ 5.88	$ 6.25	$ 6.08
Income from Investment Operations
Net investment income (loss) E	.184	.417	.422	.450	.461	.453
Net realized and unrealized gain (loss)	.051	.287	1.264	(1.949)	(.305)	.216
Total from investment operations	.235	.704	1.686	(1.499)	.156	.669
Distributions from net investment income	(.005)	(.435)	(.396)	(.492)	(.527)	(.499)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.68	$ 5.45	$ 5.18	$ 3.89	$ 5.88	$ 6.25
Total Return B, C, D	4.31%	13.67%	43.46%	(25.14)%	2.54%	11.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.94%	.95%	.96%	.93%	.97%
Expenses net of fee waivers, if any	.94% A	.94%	.95%	.96%	.93%	.97%
Expenses net of all reductions	.94% A	.94%	.95%	.96%	.93%	.97%
Net investment income (loss)	6.59% A	7.59%	8.77%	8.23%	7.22%	7.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,920	$ 182,465	$ 181,377	$ 87,077	$ 97,266	$ 110,503
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.55	$ 5.27	$ 3.95	$ 5.96	$ 6.34	$ 6.16
Income from Investment Operations
Net investment income (loss) E	.195	.439	.440	.471	.479	.475
Net realized and unrealized gain (loss)	.060	.288	1.286	(1.975)	(.313)	.218
Total from investment operations	.255	.727	1.726	(1.504)	.166	.693
Distributions from net investment income	(.005)	(.448)	(.406)	(.507)	(.547)	(.513)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.80	$ 5.55	$ 5.27	$ 3.95	$ 5.96	$ 6.34
Total Return B, C, D	4.60%	13.88%	43.82%	(24.88)%	2.65%	11.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.70%	.70%	.68%	.71%
Expenses net of fee waivers, if any	.69% A	.68%	.70%	.70%	.68%	.71%
Expenses net of all reductions	.69% A	.68%	.69%	.70%	.67%	.71%
Net investment income (loss)	6.84% A	7.84%	9.02%	8.49%	7.47%	7.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,571	$ 34,946	$ 34,080	$ 19,801	$ 19,401	$ 93
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.52	$ 5.25	$ 3.94	$ 5.93	$ 6.32	$ 6.14
Income from Investment Operations
Net investment income (loss) E	.191	.433	.431	.467	.471	.467
Net realized and unrealized gain (loss)	.054	.280	1.280	(1.959)	(.318)	.219
Total from investment operations	.245	.713	1.711	(1.492)	.153	.686
Distributions from net investment income	(.005)	(.444)	(.401)	(.499)	(.544)	(.506)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.76	$ 5.52	$ 5.25	$ 3.94	$ 5.93	$ 6.32
Total Return B, C, D	4.44%	13.66%	43.56%	(24.79)%	2.45%	11.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.80%	.80%	.78%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.80%	.80%	.78%	.81%
Expenses net of all reductions	.79% A	.78%	.80%	.80%	.77%	.81%
Net investment income (loss)	6.74% A	7.74%	8.92%	8.39%	7.37%	7.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,123	$ 68,806	$ 47,873	$ 26,572	$ 33,129	$ 92
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.45	$ 5.17	$ 3.89	$ 5.87	$ 6.25	$ 6.08
Income from Investment Operations
Net investment income (loss) E	.184	.415	.416	.451	.453	.453
Net realized and unrealized gain (loss)	.051	.293	1.257	(1.940)	(.294)	.214
Total from investment operations	.235	.708	1.673	(1.489)	.159	.667
Distributions from net investment income	(.005)	(.429)	(.393)	(.492)	(.540)	(.497)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.68	$ 5.45	$ 5.17	$ 3.89	$ 5.87	$ 6.25
Total Return B, C, D	4.31%	13.79%	43.13%	(24.99)%	2.59%	10.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.94%	.95%	.95%	.93%	.96%
Expenses net of fee waivers, if any	.94% A	.93%	.95%	.95%	.93%	.96%
Expenses net of all reductions	.94% A	.93%	.94%	.95%	.92%	.96%
Net investment income (loss)	6.59% A	7.59%	8.77%	8.24%	7.23%	7.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,485	$ 1,543	$ 2,016	$ 1,487	$ 2,347	$ 92
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.56	$ 5.27	$ 3.96	$ 5.96	$ 6.34	$ 6.16
Income from Investment Operations
Net investment income (loss) E	.194	.437	.441	.473	.477	.471
Net realized and unrealized gain (loss)	.051	.298	1.274	(1.971)	(.317)	.220
Total from investment operations	.245	.735	1.715	(1.498)	.160	.691
Distributions from net investment income	(.005)	(.446)	(.405)	(.503)	(.541)	(.511)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	-
Net asset value, end of period	$ 5.80	$ 5.56	$ 5.27	$ 3.96	$ 5.96	$ 6.34
Total Return B, C, D	4.41%	14.04%	43.43%	(24.76)%	2.56%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.73%	.73%	.74%	.75%	.80%
Expenses net of fee waivers, if any	.72% A	.72%	.73%	.74%	.75%	.80%
Expenses net of all reductions	.72% A	.72%	.73%	.74%	.75%	.79%
Net investment income (loss)	6.81% A	7.81%	8.99%	8.45%	7.40%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,699	$ 244,738	$ 182,806	$ 90,312	$ 105,920	$ 78,122
Portfolio turnover rate G	82% A	81%	70%	58%	70%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,137,003
Gross unrealized depreciation	(9,432,007)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,704,996
Tax cost	$ 1,116,083,990

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $482,091,552 and $519,194,391, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 47,543
Service Class 2	239,851
Service Class R	34,369
Service Class 2 R	2,015
$ 323,778

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 229,216
Service Class	34,662
Service Class 2	70,879
Initial Class R	12,699
Service Class R	24,410
Service Class 2R	572
Investor Class	142,451
$ 514,889

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,232,000.35%		$ 353

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,157 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $404.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 529,789	$ 44,467,220
Service Class	84,505	7,392,045
Service Class 2	168,744	13,449,909
Initial Class R	31,265	2,630,051
Service Class R	63,180	5,103,828
Service Class 2R	1,448	113,793
Investor Class	228,222	15,577,049
Total	$ 1,107,153	$ 88,733,895

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	7,393,385	13,981,776	$ 42,622,979	$ 78,466,113
Reinvestment of distributions	92,782	8,041,089	529,789	44,467,220
Shares redeemed	(11,569,072)	(30,400,651)	(66,674,880)	(169,255,225)
Net increase (decrease)	(4,082,905)	(8,377,786)	$ (23,522,112)	$ (46,321,892)
Service Class
Shares sold	844,822	1,837,003	$ 4,847,753	$ 10,346,870
Reinvestment of distributions	14,878	1,344,008	84,505	7,392,045
Shares redeemed	(2,980,995)	(4,989,128)	(17,017,948)	(27,651,179)
Net increase (decrease)	(2,121,295)	(1,808,117)	$ (12,085,690)	$ (9,912,264)
Service Class 2
Shares sold	13,452,978	26,131,374	$ 76,095,193	$ 143,180,880
Reinvestment of distributions	30,241	2,486,120	168,744	13,449,909
Shares redeemed	(15,312,394)	(30,129,445)	(86,260,221)	(161,771,346)
Net increase (decrease)	(1,829,175)	(1,511,951)	$ (9,996,284)	$ (5,140,557)
Initial Class R
Shares sold	950,621	2,670,258	$ 5,459,119	$ 14,859,524
Reinvestment of distributions	5,495	477,323	31,265	2,630,051
Shares redeemed	(1,805,388)	(3,318,610)	(10,383,456)	(18,109,555)
Net increase (decrease)	(849,272)	(171,029)	$ (4,893,072)	$ (619,980)
Service Class R
Shares sold	943,548	8,426,767	$ 5,351,251	$ 46,508,327
Reinvestment of distributions	11,163	931,355	63,180	5,103,828
Shares redeemed	(6,975,312)	(6,021,801)	(39,930,058)	(32,701,379)
Net increase (decrease)	(6,020,601)	3,336,321	$ (34,515,627)	$ 18,910,776
Service Class 2R
Shares sold	57,386	86,744	$ 322,380	$ 465,296
Reinvestment of distributions	260	21,073	1,448	113,793
Shares redeemed	(79,457)	(214,247)	(449,228)	(1,182,315)
Net increase (decrease)	(21,811)	(106,430)	$ (125,400)	$ (603,226)
Investor Class
Shares sold	9,844,700	30,365,867	$ 56,652,749	$ 168,056,935
Reinvestment of distributions	40,039	2,827,051	228,222	15,577,049
Shares redeemed	(10,720,387)	(23,797,435)	(61,863,493)	(132,684,235)
Net increase (decrease)	(835,648)	9,395,483	$ (4,982,522)	$ 50,949,749

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHIR-SANN-0811
1.833449.105

Fidelity® Variable Insurance Products:
Overseas Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.85%
Actual		$ 1,000.00	$ 1,054.90	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,053.90	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,053.60	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Initial Class R	.85%
Actual		$ 1,000.00	$ 1,054.40	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class R	.95%
Actual		$ 1,000.00	$ 1,053.40	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2R	1.10%
Actual		$ 1,000.00	$ 1,053.40	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class R	.93%
Actual		$ 1,000.00	$ 1,053.80	$ 4.74
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2011
Japan	16.9%
United Kingdom	16.8%
Germany	13.5%
France	13.0%
Switzerland	6.1%
Cayman Islands	4.2%
Italy	3.6%
Denmark	3.0%
United States of America	3.0%
Other	19.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2010
Japan	17.3%
United Kingdom	16.8%
Germany	11.1%
France	10.7%
Switzerland	6.0%
Cayman Islands	4.7%
Denmark	3.2%
United States of America	3.0%
Italy	3.0%
Other	24.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.9
Short-Term Investments and Net Other Assets	0.9	1.1
Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.9	2.8
Volkswagen AG (Germany, Automobiles)	2.3	1.7
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.9	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.8
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	1.6	1.5
Alstom SA (France, Electrical Equipment)	1.5	0.4
Saipem SpA (Italy, Energy Equipment & Services)	1.5	1.5
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.5	1.6
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.5
Bayerische Motoren Werke AG (BMW) (Germany, Automobiles)	1.3	1.8
	17.8
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.7	27.4
Financials	20.1	21.3
Materials	11.0	10.6
Industrials	10.4	9.5
Information Technology	9.1	8.9
Health Care	7.1	6.0
Energy	6.9	6.8
Consumer Staples	4.4	4.3
Telecommunication Services	4.0	3.7
Utilities	0.4	0.4

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.7%
AMP Ltd.	169,593	$ 889,435
Aristocrat Leisure Ltd.	1,050,218	2,725,788
BHP Billiton Ltd.	318,002	15,028,363
Newcrest Mining Ltd.	258,132	10,439,884
Rio Tinto Ltd.	24,301	2,162,954
TOTAL AUSTRALIA		31,246,424
Austria - 0.2%
Zumtobel AG	158,200	4,152,818
Bailiwick of Jersey - 1.2%
Informa PLC	1,151,821	7,987,617
WPP PLC	1,075,303	13,470,820
TOTAL BAILIWICK OF JERSEY		21,458,437
Belgium - 0.7%
Ageas	1,039,800	2,821,509
Anheuser-Busch InBev SA NV	125,919	7,308,769
Hamon & Compagnie International SA	73,974	2,921,357
TOTAL BELGIUM		13,051,635
Bermuda - 1.6%
Clear Media Ltd. (a)	2,035,000	1,145,411
GOME Electrical Appliances Holdings Ltd.	25,542,000	10,207,938
Huabao International Holdings Ltd.	2,642,000	2,403,747
Signet Jewelers Ltd. (a)	336,100	15,732,841
TOTAL BERMUDA		29,489,937
Brazil - 0.1%
Drogasil SA	66,000	450,259
Marisa Lojas SA	58,600	893,396
TOTAL BRAZIL		1,343,655
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (a)(e)	6,600	219,252
Canada - 1.0%
Barrick Gold Corp.	73,000	3,314,672
Potash Corp. of Saskatchewan, Inc.	64,700	3,695,226
Suncor Energy, Inc.	183,800	7,204,106
Yamana Gold, Inc.	288,100	3,363,756
TOTAL CANADA		17,577,760
Cayman Islands - 4.2%
Boshiwa International Holding Ltd.	9,774,000	5,966,074
Bosideng International Holdings Ltd.	10,884,000	3,356,777
China ZhengTong Auto Services Holdings Ltd.	602,000	689,282
E-Commerce China Dangdang, Inc. ADR (d)	59,800	693,082
Hengdeli Holdings Ltd.	29,546,000	15,604,981
Natural Beauty Bio-Technology Ltd.	8,580,000	2,039,773
Noah Holdings Ltd. ADR	111,200	1,249,888
Peak Sport Products Co. Ltd.	3,547,000	2,493,281

	Shares	Value
Perfect World Co. Ltd. sponsored ADR Class B (a)	439,200	$ 8,239,392
Renren, Inc. ADR	25,900	229,215
Shenguan Holdings Group Ltd.	5,328,000	3,765,734
Silver Base Group Holdings Ltd.	12,587,000	12,988,545
Tencent Holdings Ltd.	681,500	18,496,199
The United Laboratories International Holdings Ltd.	1,014,000	1,495,900
TOTAL CAYMAN ISLANDS		77,308,123
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	71,400	10,005,282
Denmark - 3.0%
Carlsberg A/S Series B	107,200	11,662,823
Danske Bank A/S (a)	96,100	1,779,906
Novo Nordisk A/S:
Series B	51,925	6,506,015
Series B sponsored ADR	236,100	29,578,608
William Demant Holding A/S (a)	62,971	5,684,006
TOTAL DENMARK		55,211,358
France - 13.0%
Alstom SA (d)	458,203	28,255,893
Atos Origin SA	72,705	4,108,101
AXA SA	209,420	4,759,321
AXA SA sponsored ADR	158,600	3,612,908
BNP Paribas SA	231,299	17,856,160
Carrefour SA (d)	130,903	5,376,513
Club Mediterranee SA (a)	85,000	2,034,046
Compagnie Generale de Geophysique SA (a)	184,500	6,762,483
Credit Agricole SA (d)	270,547	4,068,921
Danone	206,912	15,439,346
Iliad SA	28,200	3,784,335
Ingenico SA	104,788	5,109,367
Ipsos SA	113,100	5,297,314
Lafarge SA (Bearer) (d)	85,200	5,430,089
Laurent-Perrier Group	21,000	2,969,794
LVMH Moet Hennessy - Louis Vuitton	291,187	52,408,493
Pernod-Ricard SA (d)	75,700	7,462,271
Safran SA	160,300	6,846,627
Sanofi-Aventis	47,517	3,822,694
Sanofi-Aventis sponsored ADR (d)	515,600	20,711,652
Schneider Electric SA	83,268	13,911,965
Societe Generale Series A (d)	150,943	8,957,906
Total SA	150,100	8,678,702
TOTAL FRANCE		237,664,901
Germany - 10.5%
Allianz AG	77,600	10,841,294
BASF AG	146,767	14,382,692
Bayer AG	121,877	9,799,475
Bayerische Motoren Werke AG (BMW)	232,651	23,217,440
Deutsche Bank AG	91,246	5,385,947
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	180,720	$ 13,733,947
Deutsche Post AG	273,501	5,255,725
Fresenius Medical Care AG & Co. KGaA	272,500	20,383,726
Hugo Boss AG	66,900	6,403,655
K&S AG	37,600	2,890,158
Kabel Deutschland Holding AG (a)	150,300	9,242,356
Linde AG	69,387	12,166,405
MAN SE	69,538	9,274,254
Munich Re Group	23,549	3,601,446
Puma AG (d)	51,183	16,193,428
Rheinmetall AG	35,400	3,134,345
SAP AG	189,513	11,491,045
SAP AG sponsored ADR (d)	129,900	7,878,435
Siemens AG sponsored ADR	31,200	4,290,936
Tom Tailor Holding AG (a)	92,300	1,874,078
TOTAL GERMANY		191,440,787
Hong Kong - 2.3%
AIA Group Ltd.	1,274,400	4,413,542
China Unicom (Hong Kong) Ltd. sponsored ADR	221,600	4,491,832
Emperor Watch & Jewellery Ltd.	35,210,000	6,560,799
Hang Seng Bank Ltd.	222,400	3,552,455
Henderson Land Development Co. Ltd.	814,919	5,251,799
Hong Kong Exchanges and Clearing Ltd.	168,000	3,521,162
Television Broadcasts Ltd.	1,125,000	7,430,848
Wharf Holdings Ltd.	1,050,000	7,293,025
TOTAL HONG KONG		42,515,462
Ireland - 1.4%
CRH PLC	657,156	14,565,358
Kingspan Group PLC (United Kingdom)	1,050,400	10,511,426
TOTAL IRELAND		25,076,784
Israel - 0.3%
Israel Chemicals Ltd.	116,100	1,842,316
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,700	2,878,734
TOTAL ISRAEL		4,721,050
Italy - 3.6%
Assicurazioni Generali SpA	158,500	3,344,646
Intesa Sanpaolo SpA	2,976,774	7,926,407
Saipem SpA	546,772	28,230,210
Sorin SpA (a)	3,810,700	10,799,090
Tod's SpA	83,315	11,146,728
UniCredit SpA	2,417,338	5,118,563
TOTAL ITALY		66,565,644
Japan - 16.9%
Aozora Bank Ltd.	1,825,000	4,229,366
Asahi Glass Co. Ltd.	421,000	4,925,437
Calbee, Inc.	2,700	97,305
Canon, Inc. (d)	139,500	6,633,855

	Shares	Value
Canon, Inc. sponsored ADR	53,200	$ 2,531,788
Dai-ichi Mutual Life Insurance Co.	1,893	2,653,967
Denso Corp.	87,400	3,249,814
eAccess Ltd. (d)	3,575	1,602,005
East Japan Railway Co.	43,300	2,479,211
Fanuc Corp.	56,200	9,395,602
Fuji Media Holdings, Inc.	1,691	2,502,425
Honda Motor Co. Ltd.	235,000	9,051,580
Japan Retail Fund Investment Corp.	3,506	5,401,523
Japan Tobacco, Inc.	916	3,534,948
JFE Holdings, Inc.	123,900	3,406,609
JSR Corp.	121,600	2,356,406
Kakaku.com, Inc.	522	3,669,711
KDDI Corp.	1,499	10,782,533
Keyence Corp.	30,200	8,572,579
Konica Minolta Holdings, Inc.	114,000	951,947
Mazda Motor Corp.	3,002,000	7,908,909
Mitsubishi Corp.	496,100	12,388,439
Mitsubishi Electric Corp.	1,084,000	12,588,734
Mitsubishi Estate Co. Ltd.	313,000	5,491,772
Mitsubishi UFJ Financial Group, Inc.	2,944,500	14,345,976
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	2,362,836
Mitsui & Co. Ltd.	611,300	10,566,829
Mizuho Financial Group, Inc.	1,836,800	3,018,267
MS&AD Insurance Group Holdings, Inc.	141,900	3,320,608
Murata Manufacturing Co. Ltd.	64,300	4,297,931
Nintendo Co. Ltd.	10,100	1,896,190
NKSJ Holdings, Inc. (a)	380,000	2,507,447
Nomura Holdings, Inc.	1,041,300	5,137,219
NSK Ltd.	587,000	5,858,704
ORIX Corp.	110,910	10,785,737
Rakuten, Inc.	9,640	9,975,158
Shin-Etsu Chemical Co., Ltd.	121,400	6,505,638
SMC Corp.	54,700	9,858,322
SOFTBANK CORP.	491,200	18,598,253
Sony Corp.	89,900	2,371,446
Sony Corp. sponsored ADR	34,500	910,455
Start Today Co. Ltd.	354,900	7,085,266
Sumitomo Corp.	400,800	5,451,233
Sumitomo Mitsui Financial Group, Inc.	346,200	10,672,319
T&D Holdings, Inc.	97,400	2,317,755
Tokio Marine Holdings, Inc.	158,300	4,430,412
Tokyo Electron Ltd.	146,000	7,981,716
Toshiba Corp.	1,394,000	7,347,825
Toyota Motor Corp.	412,300	16,973,963
Toyota Motor Corp. sponsored ADR (d)	47,600	3,923,192
Yahoo! Japan Corp.	12,647	4,351,332
TOTAL JAPAN		309,258,494
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	7,985	6,181,452
Luxembourg - 0.2%
ArcelorMittal SA Class A unit (d)	117,100	4,070,396
Common Stocks - continued
	Shares	Value
Netherlands - 1.3%
AEGON NV (a)	308,300	$ 2,100,982
ASML Holding NV	69,800	2,579,808
ING Groep NV:
(Certificaten Van Aandelen) (a)	574,784	7,084,089
sponsored ADR (a)	174,500	2,158,565
Koninklijke Philips Electronics NV	268,116	6,891,310
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	138,500	3,556,680
TOTAL NETHERLANDS		24,371,434
Norway - 0.9%
Aker Solutions ASA	437,400	8,757,081
DnB NOR ASA	303,800	4,235,088
StatoilHydro ASA	14,100	357,005
StatoilHydro ASA sponsored ADR (d)	103,300	2,628,985
TOTAL NORWAY		15,978,159
Poland - 0.3%
Eurocash SA	500,600	5,384,857
Russia - 0.2%
Uralkali JSC GDR (Reg. S)	99,400	4,473,000
Singapore - 0.2%
United Overseas Bank Ltd.	180,974	2,899,592
South Africa - 0.2%
Impala Platinum Holdings Ltd.	121,100	3,262,919
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	493,103	5,789,033
Banco Santander SA	1,326,197	15,279,558
Banco Santander SA sponsored ADR	324,500	3,734,995
EDP Renovaveis SA (a)	628,538	4,146,726
NH Hoteles SA (a)	842,300	6,315,608
Telefonica SA	540,906	13,212,318
Telefonica SA sponsored ADR	74,300	1,819,607
TOTAL SPAIN		50,297,845
Sweden - 1.1%
Elekta AB (B Shares)	372,600	17,650,838
Swedbank AB (A Shares)	102,432	1,721,669
TOTAL SWEDEN		19,372,507
Switzerland - 6.1%
Compagnie Financiere Richemont SA Series A	451,163	29,542,671
Credit Suisse Group	71,082	2,770,389
Credit Suisse Group sponsored ADR (d)	109,200	4,260,984
GAM Holding Ltd.	228,269	3,747,011
Glencore International AG	210,800	1,661,116
Julius Baer Group Ltd.	144,820	5,982,632
Kuehne & Nagel International AG	33,380	5,066,359
Swiss Re Ltd.	64,556	3,625,180
The Swatch Group AG (Bearer)	68,060	34,309,299
Transocean Ltd. (United States)	69,100	4,461,096
UBS AG (a)	447,317	8,163,829

	Shares	Value
UBS AG (NY Shares) (a)	139,643	$ 2,549,881
Zurich Financial Services AG	25,658	6,488,511
TOTAL SWITZERLAND		112,628,958
Taiwan - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	645,360	2,207,336
HTC Corp.	666,900	22,370,103
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	192,267	2,424,487
TOTAL TAIWAN		27,001,926
United Kingdom - 16.8%
Anglo American PLC:
ADR	238,400	5,924,240
(United Kingdom)	259,780	12,872,433
ARM Holdings PLC	219,900	2,067,789
Aviva PLC	431,600	3,037,956
Barclays PLC	2,049,776	8,408,640
Barclays PLC sponsored ADR (d)	501,600	8,241,288
BG Group PLC	966,338	21,929,385
BHP Billiton PLC	706,682	27,767,335
BP PLC	1,601,793	11,793,620
BP PLC sponsored ADR	105,295	4,663,516
British Sky Broadcasting Group PLC	360,800	4,901,641
Burberry Group PLC	391,500	9,110,616
Centrica PLC	854,600	4,434,213
Diageo PLC	440,717	9,016,319
Dunelm Group PLC	501,800	3,132,768
Hays PLC	1,754,300	2,899,940
HSBC Holdings PLC:
(United Kingdom)	1,223,822	12,133,488
sponsored ADR	524,570	26,029,163
Imperial Tobacco Group PLC	205,889	6,843,231
International Personal Finance PLC	713,300	4,211,628
Johnson Matthey PLC	248,370	7,836,653
Legal & General Group PLC	1,128,633	2,141,008
Lloyds Banking Group PLC (a)	6,235,644	4,900,024
Lloyds Banking Group PLC sponsored ADR (a)(d)	1,021,200	3,186,144
Man Group PLC	1,135,453	4,318,824
Prudential PLC	614,157	7,091,334
Rio Tinto PLC	176,515	12,744,998
Rio Tinto PLC sponsored ADR	103,200	7,463,424
Rolls-Royce Group PLC	266,000	2,753,527
Royal Bank of Scotland Group PLC (a)	1,668,800	1,032,225
Royal Dutch Shell PLC:
Class A (United Kingdom)	281,700	10,027,585
Class B	286,299	10,216,532
Standard Chartered PLC (United Kingdom)	213,140	5,603,080
Sthree PLC	229,400	1,461,611
Vodafone Group PLC	6,973,198	18,489,847
Vodafone Group PLC sponsored ADR	137,000	3,660,640
Common Stocks - continued
	Shares	Value
United Kingdom - continued
William Hill PLC	1,563,400	$ 5,730,786
Xstrata PLC	425,700	9,370,169
TOTAL UNITED KINGDOM		307,447,620
United States of America - 2.1%
Apple, Inc. (a)	26,500	8,895,255
Deckers Outdoor Corp. (a)	196,600	17,328,324
Google, Inc. Class A (a)	14,200	7,190,596
Republic Services, Inc.	145,100	4,476,335
TOTAL UNITED STATES OF AMERICA		37,890,510
TOTAL COMMON STOCKS (Cost $1,428,961,025)		1,759,568,978
Nonconvertible Preferred Stocks - 3.0%

Germany - 3.0%
Hugo Boss AG (non-vtg.)	117,900	11,971,036
Volkswagen AG	204,347	42,187,480
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,038,888)		54,158,516
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	18,070,648	$ 18,070,648
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	78,606,213	78,606,213
TOTAL MONEY MARKET FUNDS (Cost $96,676,861)		96,676,861
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,553,676,774)		1,910,404,355
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(80,512,169)
NET ASSETS - 100%		$ 1,829,892,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,252 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,890
Fidelity Securities Lending Cash Central Fund	1,221,091
Total	$ 1,230,981
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 309,258,494	$ 9,728,271	$ 299,530,223	$ -
United Kingdom	307,447,620	178,747,513	128,700,107	-
Germany	245,599,303	208,338,585	37,260,718	-
France	237,664,901	218,401,022	19,263,879	-
Switzerland	112,628,958	101,694,740	10,934,218	-
Cayman Islands	77,308,123	77,308,123	-	-
Italy	66,565,644	66,565,644	-	-
Denmark	55,211,358	48,705,343	6,506,015	-
Spain	50,297,845	16,016,936	34,280,909	-
Other	351,745,248	284,938,552	66,806,696	-
Money Market Funds	96,676,861	96,676,861	-	-
Total Investments in Securities:	$ 1,910,404,355	$ 1,307,121,590	$ 603,282,765	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $461,114,094 of which $180,666,624 and $280,447,470 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,074,400) - See accompanying schedule: Unaffiliated issuers (cost $1,456,999,913)	$ 1,813,727,494
Fidelity Central Funds (cost $96,676,861)	96,676,861
Total Investments (cost $1,553,676,774)		$ 1,910,404,355
Foreign currency held at value (cost $11)		11
Receivable for investments sold		8,842,643
Receivable for fund shares sold		585,823
Dividends receivable		5,594,909
Distributions receivable from Fidelity Central Funds		109,358
Other receivables		377,051
Total assets		1,925,914,150

Liabilities
Payable for investments purchased	$ 13,136,724
Payable for fund shares redeemed	2,070,031
Accrued management fee	1,057,362
Distribution and service plan fees payable	125,734
Other affiliated payables	179,432
Other payables and accrued expenses	846,468
Collateral on securities loaned, at value	78,606,213
Total liabilities		96,021,964

Net Assets		$ 1,829,892,186
Net Assets consist of:
Paid in capital		$ 1,870,503,975
Undistributed net investment income		19,159,833
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(416,608,142)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		356,836,520
Net Assets		$ 1,829,892,186

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($779,775,195 ÷ 44,167,161 shares)	$ 17.66

Service Class: Net Asset Value, offering price and redemption price per share ($151,827,664 ÷ 8,640,112 shares)	$ 17.57

Service Class 2: Net Asset Value, offering price and redemption price per share ($450,156,997 ÷ 25,758,311 shares)	$ 17.48

Initial Class R: Net Asset Value, offering price and redemption price per share ($118,058,947 ÷ 6,703,010 shares)	$ 17.61

Service Class R: Net Asset Value, offering price and redemption price per share ($59,888,422 ÷ 3,413,530 shares)	$ 17.54

Service Class 2R: Net Asset Value, offering price and redemption price per share ($70,158,716 ÷ 4,048,660 shares)	$ 17.33

Investor Class R: Net Asset Value, offering price and redemption price per share ($200,026,245 ÷ 11,364,867 shares)	$ 17.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 29,394,552
Interest		13
Income from Fidelity Central Funds		1,230,981
Income before foreign taxes withheld		30,625,546
Less foreign taxes withheld		(2,925,683)
Total income		27,699,863

Expenses
Management fee	$ 6,531,692
Transfer agent fees	767,600
Distribution and service plan fees	781,587
Accounting and security lending fees	417,512
Custodian fees and expenses	143,599
Independent trustees' compensation	4,788
Appreciation in deferred trustee compensation account	75
Audit	41,406
Legal	1,608
Miscellaneous	11,373
Total expenses before reductions	8,701,240
Expense reductions	(134,535)	8,566,705
Net investment income (loss)		19,133,158
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,184,145
Foreign currency transactions	(126,916)
Total net realized gain (loss)		69,057,229
Change in net unrealized appreciation (depreciation) on: Investment securities	8,016,840
Assets and liabilities in foreign currencies	65,213
Total change in net unrealized appreciation (depreciation)		8,082,053
Net gain (loss)		77,139,282
Net increase (decrease) in net assets resulting from operations		$ 96,272,440

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,133,158	$ 22,420,360
Net realized gain (loss)	69,057,229	69,919,431
Change in net unrealized appreciation (depreciation)	8,082,053	119,052,072
Net increase (decrease) in net assets resulting from operations	96,272,440	211,391,863
Distributions to shareholders from net investment income	-	(22,348,246)
Distributions to shareholders from net realized gain	(3,263,788)	(3,258,162)
Total distributions	(3,263,788)	(25,606,408)
Share transactions - net increase (decrease)	(96,708,923)	(147,181,149)
Redemption fees	16,067	21,072
Total increase (decrease) in net assets	(3,684,204)	38,625,378

Net Assets
Beginning of period	1,833,576,390	1,794,951,012
End of period (including undistributed net investment income of $19,159,833 and undistributed net investment income of $26,675, respectively)	$ 1,829,892,186	$ 1,833,576,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 15.05	$ 12.17	$ 25.33	$ 23.96	$ 20.60
Income from Investment Operations
Net investment income (loss) E	.19	.21	.28	.46	.45	.38
Net realized and unrealized gain (loss)	.73	1.76	2.93	(10.67)	3.42	3.30
Total from investment operations	.92	1.97	3.21	(10.21)	3.87	3.68
Distributions from net investment income	-	(.22)	(.29)	(.49)	(.84)	(.19)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.25)	(.33)	(2.95)	(2.50)	(.32)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.66	$ 16.77	$ 15.05	$ 12.17	$ 25.33	$ 23.96
Total Return B,C,D	5.49%	13.11%	26.53%	(43.83)%	17.41%	18.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.86%	.88%	.87%	.85%	.88%
Expenses net of fee waivers, if any	.85% A	.85%	.88%	.87%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.84%	.84%	.82%	.81%
Net investment income (loss)	2.16% A	1.41%	2.17%	2.45%	1.85%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 779,775	$ 779,501	$ 758,018	$ 703,357	$ 1,702,235	$ 1,624,901
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 14.99	$ 12.12	$ 25.23	$ 23.86	$ 20.52
Income from Investment Operations
Net investment income (loss) E	.18	.19	.26	.44	.43	.36
Net realized and unrealized gain (loss)	.72	1.75	2.93	(10.61)	3.39	3.28
Total from investment operations	.90	1.94	3.19	(10.17)	3.82	3.64
Distributions from net investment income	-	(.20)	(.28)	(.48)	(.79)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.23)	(.32)	(2.94)	(2.45)	(.30)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.57	$ 16.70	$ 14.99	$ 12.12	$ 25.23	$ 23.86
Total Return B,C,D	5.39%	12.99%	26.44%	(43.89)%	17.25%	17.95%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.96%	.98%	.97%	.95%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	.97%	.95%	.98%
Expenses net of all reductions	.93% A	.93%	.94%	.94%	.92%	.91%
Net investment income (loss)	2.06% A	1.31%	2.07%	2.35%	1.75%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,828	$ 162,394	$ 171,252	$ 165,608	$ 366,777	$ 362,060
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.62	$ 14.92	$ 12.07	$ 25.12	$ 23.75	$ 20.43
Income from Investment Operations
Net investment income (loss) E	.16	.17	.24	.40	.39	.33
Net realized and unrealized gain (loss)	.73	1.74	2.91	(10.54)	3.37	3.27
Total from investment operations	.89	1.91	3.15	(10.14)	3.76	3.60
Distributions from net investment income	-	(.18)	(.26)	(.45)	(.73)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.21)	(.30)	(2.91)	(2.39)	(.28)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.48	$ 16.62	$ 14.92	$ 12.07	$ 25.12	$ 23.75
Total Return B,C,D	5.36%	12.83%	26.22%	(43.96)%	17.05%	17.83%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.11%	1.12%	1.12%	1.10%	1.13%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.12%	1.12%	1.10%	1.13%
Expenses net of all reductions	1.08% A	1.08%	1.09%	1.09%	1.07%	1.06%
Net investment income (loss)	1.91% A	1.16%	1.93%	2.21%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 450,157	$ 461,033	$ 457,971	$ 414,492	$ 821,943	$ 703,421
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 15.02	$ 12.14	$ 25.28	$ 23.92	$ 20.57
Income from Investment Operations
Net investment income (loss) E	.19	.21	.28	.46	.45	.38
Net realized and unrealized gain (loss)	.72	1.75	2.93	(10.65)	3.41	3.29
Total from investment operations	.91	1.96	3.21	(10.19)	3.86	3.67
Distributions from net investment income	-	(.22)	(.29)	(.49)	(.84)	(.19)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.25)	(.33)	(2.95)	(2.50)	(.32)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.61	$ 16.73	$ 15.02	$ 12.14	$ 25.28	$ 23.92
Total Return B,C,D	5.44%	13.07%	26.60%	(43.84)%	17.40%	18.08%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.86%	.88%	.87%	.85%	.88%
Expenses net of fee waivers, if any	.85% A	.85%	.88%	.87%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.84%	.84%	.82%	.81%
Net investment income (loss)	2.16% A	1.41%	2.17%	2.46%	1.85%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,059	$ 122,655	$ 128,689	$ 118,749	$ 275,678	$ 240,693
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 14.97	$ 12.10	$ 25.19	$ 23.83	$ 20.50
Income from Investment Operations
Net investment income (loss) E	.18	.19	.27	.43	.43	.36
Net realized and unrealized gain (loss)	.71	1.75	2.92	(10.58)	3.38	3.27
Total from investment operations	.89	1.94	3.19	(10.15)	3.81	3.63
Distributions from net investment income	-	(.20)	(.28)	(.48)	(.79)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.23)	(.32)	(2.94)	(2.45)	(.30)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.54	$ 16.68	$ 14.97	$ 12.10	$ 25.19	$ 23.83
Total Return B,C,D	5.34%	13.01%	26.49%	(43.88)%	17.23%	17.95%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.96%	.97%	.96%	.94%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.97%	.96%	.94%	.98%
Expenses net of all reductions	.93% A	.93%	.94%	.94%	.92%	.91%
Net investment income (loss)	2.07% A	1.31%	2.08%	2.36%	1.75%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,888	$ 60,617	$ 66,014	$ 61,825	$ 135,038	$ 133,934
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.80	$ 11.98	$ 24.95	$ 23.61	$ 20.32
Income from Investment Operations
Net investment income (loss) E	.16	.17	.25	.40	.39	.32
Net realized and unrealized gain (loss)	.72	1.73	2.87	(10.46)	3.35	3.26
Total from investment operations	.88	1.90	3.12	(10.06)	3.74	3.58
Distributions from net investment income	-	(.19)	(.26)	(.45)	(.74)	(.16)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.22)	(.30)	(2.91)	(2.40)	(.29)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.48	$ 14.80	$ 11.98	$ 24.95	$ 23.61
Total Return B,C,D	5.34%	12.82%	26.20%	(43.94)%	17.06%	17.81%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.11%	1.12%	1.11%	1.09%	1.13%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.12%	1.11%	1.09%	1.13%
Expenses net of all reductions	1.08% A	1.08%	1.09%	1.09%	1.07%	1.06%
Net investment income (loss)	1.92% A	1.16%	1.93%	2.21%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,159	$ 69,393	$ 64,200	$ 46,323	$ 95,871	$ 68,729
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 15.01	$ 12.14	$ 25.27	$ 23.91	$ 20.59
Income from Investment Operations
Net investment income (loss) E	.18	.20	.27	.43	.42	.36
Net realized and unrealized gain (loss)	.72	1.76	2.92	(10.62)	3.41	3.29
Total from investment operations	.90	1.96	3.19	(10.19)	3.83	3.65
Distributions from net investment income	-	(.21)	(.28)	(.48)	(.81)	(.20)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.24)	(.32)	(2.94)	(2.47)	(.33)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27	$ 23.91
Total Return B,C,D	5.38%	13.07%	26.42%	(43.89)%	17.25%	17.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.93% A	.95%	.97%	.96%	.96%	1.01%
Expenses net of fee waivers, if any	.93% A	.94%	.97%	.96%	.96%	1.01%
Expenses net of all reductions	.92% A	.92%	.94%	.93%	.94%	.93%
Net investment income (loss)	2.08% A	1.32%	2.08%	2.36%	1.74%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,026	$ 177,984	$ 148,806	$ 124,111	$ 229,829	$ 122,018
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 479,552,722
Gross unrealized depreciation	(145,589,545)
Net unrealized appreciation (depreciation) on securities and other investments	$ 333,963,177
Tax cost	$ 1,576,441,178

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $314,453,592 and $390,462,180, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 78,652
Service Class 2	585,976
Service Class R	30,487
Service Class 2 R	86,472
$ 781,587

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor R Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 294,639
Service Class	58,438
Service Class 2	172,299
Initial Class R	44,912
Service Class R	21,921
Service Class 2R	24,867
Investor Class R	150,524
$ 767,600

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $925 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,180 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,221,091. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $134,535 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 10,110,257
Service Class	-	1,970,639
Service Class 2	-	4,977,207
Initial Class R	-	1,595,066
Service Class R	-	737,292
Service Class 2R	-	764,839
Investor Class R	-	2,192,946
Total	$ -	$ 22,348,246
From net realized gain
Initial Class	$ 1,379,086	$ 1,378,672
Service Class	286,878	289,800
Service Class 2	827,775	824,951
Initial Class R	215,214	217,509
Service Class R	108,589	108,425
Service Class 2R	125,027	124,028
Investor Class R	321,219	314,777
Total	$ 3,263,788	$ 3,258,162

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	2,196,423	6,240,893	$ 38,025,505	$ 91,816,123
Reinvestment of distributions	79,670	695,035	1,379,086	11,488,929
Shares redeemed	(4,585,029)	(10,822,191)	(79,282,838)	(162,039,161)
Net increase (decrease)	(2,308,936)	(3,886,263)	$ (39,878,247)	$ (58,734,109)
Service Class
Shares sold	223,854	784,984	$ 3,841,705	$ 11,710,566
Reinvestment of distributions	16,640	137,329	286,878	2,260,439
Shares redeemed	(1,323,436)	(2,623,870)	(22,784,583)	(38,868,573)
Net increase (decrease)	(1,082,942)	(1,701,557)	$ (18,656,000)	$ (24,897,568)
Service Class 2
Shares sold	1,212,767	2,715,745	$ 20,831,496	$ 39,743,530
Reinvestment of distributions	48,267	354,006	827,775	5,802,158
Shares redeemed	(3,237,295)	(6,027,184)	(55,059,170)	(88,461,595)
Net increase (decrease)	(1,976,261)	(2,957,433)	$ (33,399,899)	$ (42,915,907)
Initial Class R
Shares sold	172,289	408,250	$ 2,974,195	$ 6,248,778
Reinvestment of distributions	12,462	109,920	215,214	1,812,575
Shares redeemed	(812,350)	(1,757,857)	(13,989,283)	(26,056,661)
Net increase (decrease)	(627,599)	(1,239,687)	$ (10,799,874)	$ (17,995,308)
Service Class R
Shares sold	142,876	220,630	$ 2,477,653	$ 3,280,664
Reinvestment of distributions	6,310	51,443	108,589	845,717
Shares redeemed	(370,807)	(1,047,945)	(6,393,351)	(15,463,802)
Net increase (decrease)	(221,621)	(775,872)	$ (3,807,109)	$ (11,337,421)
Service Class 2R
Shares sold	236,901	861,942	$ 4,035,612	$ 12,744,208
Reinvestment of distributions	7,350	54,700	125,027	888,867
Shares redeemed	(405,535)	(1,044,322)	(6,874,396)	(15,533,067)
Net increase (decrease)	(161,284)	(127,680)	$ (2,713,757)	$ (1,899,992)
Investor Class R
Shares sold	1,221,549	2,450,123	$ 21,154,836	$ 36,039,937
Reinvestment of distributions	18,611	152,075	321,219	2,507,723
Shares redeemed	(515,665)	(1,872,670)	(8,930,092)	(27,948,504)
Net increase (decrease)	724,495	729,528	$ 12,545,963	$ 10,599,156

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investment (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0811
1.705696.113

Fidelity® Variable Insurance Products:
Overseas Portfolio - Class R

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.85%
Actual		$ 1,000.00	$ 1,054.90	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,053.90	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,053.60	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Initial Class R	.85%
Actual		$ 1,000.00	$ 1,054.40	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class R	.95%
Actual		$ 1,000.00	$ 1,053.40	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2R	1.10%
Actual		$ 1,000.00	$ 1,053.40	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class R	.93%
Actual		$ 1,000.00	$ 1,053.80	$ 4.74
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2011
Japan	16.9%
United Kingdom	16.8%
Germany	13.5%
France	13.0%
Switzerland	6.1%
Cayman Islands	4.2%
Italy	3.6%
Denmark	3.0%
United States of America	3.0%
Other	19.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2010
Japan	17.3%
United Kingdom	16.8%
Germany	11.1%
France	10.7%
Switzerland	6.0%
Cayman Islands	4.7%
Denmark	3.2%
United States of America	3.0%
Italy	3.0%
Other	24.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.9
Short-Term Investments and Net Other Assets	0.9	1.1
Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.9	2.8
Volkswagen AG (Germany, Automobiles)	2.3	1.7
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.9	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.8
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	1.6	1.5
Alstom SA (France, Electrical Equipment)	1.5	0.4
Saipem SpA (Italy, Energy Equipment & Services)	1.5	1.5
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.5	1.6
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.5
Bayerische Motoren Werke AG (BMW) (Germany, Automobiles)	1.3	1.8
	17.8
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.7	27.4
Financials	20.1	21.3
Materials	11.0	10.6
Industrials	10.4	9.5
Information Technology	9.1	8.9
Health Care	7.1	6.0
Energy	6.9	6.8
Consumer Staples	4.4	4.3
Telecommunication Services	4.0	3.7
Utilities	0.4	0.4

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.7%
AMP Ltd.	169,593	$ 889,435
Aristocrat Leisure Ltd.	1,050,218	2,725,788
BHP Billiton Ltd.	318,002	15,028,363
Newcrest Mining Ltd.	258,132	10,439,884
Rio Tinto Ltd.	24,301	2,162,954
TOTAL AUSTRALIA		31,246,424
Austria - 0.2%
Zumtobel AG	158,200	4,152,818
Bailiwick of Jersey - 1.2%
Informa PLC	1,151,821	7,987,617
WPP PLC	1,075,303	13,470,820
TOTAL BAILIWICK OF JERSEY		21,458,437
Belgium - 0.7%
Ageas	1,039,800	2,821,509
Anheuser-Busch InBev SA NV	125,919	7,308,769
Hamon & Compagnie International SA	73,974	2,921,357
TOTAL BELGIUM		13,051,635
Bermuda - 1.6%
Clear Media Ltd. (a)	2,035,000	1,145,411
GOME Electrical Appliances Holdings Ltd.	25,542,000	10,207,938
Huabao International Holdings Ltd.	2,642,000	2,403,747
Signet Jewelers Ltd. (a)	336,100	15,732,841
TOTAL BERMUDA		29,489,937
Brazil - 0.1%
Drogasil SA	66,000	450,259
Marisa Lojas SA	58,600	893,396
TOTAL BRAZIL		1,343,655
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (a)(e)	6,600	219,252
Canada - 1.0%
Barrick Gold Corp.	73,000	3,314,672
Potash Corp. of Saskatchewan, Inc.	64,700	3,695,226
Suncor Energy, Inc.	183,800	7,204,106
Yamana Gold, Inc.	288,100	3,363,756
TOTAL CANADA		17,577,760
Cayman Islands - 4.2%
Boshiwa International Holding Ltd.	9,774,000	5,966,074
Bosideng International Holdings Ltd.	10,884,000	3,356,777
China ZhengTong Auto Services Holdings Ltd.	602,000	689,282
E-Commerce China Dangdang, Inc. ADR (d)	59,800	693,082
Hengdeli Holdings Ltd.	29,546,000	15,604,981
Natural Beauty Bio-Technology Ltd.	8,580,000	2,039,773
Noah Holdings Ltd. ADR	111,200	1,249,888
Peak Sport Products Co. Ltd.	3,547,000	2,493,281

	Shares	Value
Perfect World Co. Ltd. sponsored ADR Class B (a)	439,200	$ 8,239,392
Renren, Inc. ADR	25,900	229,215
Shenguan Holdings Group Ltd.	5,328,000	3,765,734
Silver Base Group Holdings Ltd.	12,587,000	12,988,545
Tencent Holdings Ltd.	681,500	18,496,199
The United Laboratories International Holdings Ltd.	1,014,000	1,495,900
TOTAL CAYMAN ISLANDS		77,308,123
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	71,400	10,005,282
Denmark - 3.0%
Carlsberg A/S Series B	107,200	11,662,823
Danske Bank A/S (a)	96,100	1,779,906
Novo Nordisk A/S:
Series B	51,925	6,506,015
Series B sponsored ADR	236,100	29,578,608
William Demant Holding A/S (a)	62,971	5,684,006
TOTAL DENMARK		55,211,358
France - 13.0%
Alstom SA (d)	458,203	28,255,893
Atos Origin SA	72,705	4,108,101
AXA SA	209,420	4,759,321
AXA SA sponsored ADR	158,600	3,612,908
BNP Paribas SA	231,299	17,856,160
Carrefour SA (d)	130,903	5,376,513
Club Mediterranee SA (a)	85,000	2,034,046
Compagnie Generale de Geophysique SA (a)	184,500	6,762,483
Credit Agricole SA (d)	270,547	4,068,921
Danone	206,912	15,439,346
Iliad SA	28,200	3,784,335
Ingenico SA	104,788	5,109,367
Ipsos SA	113,100	5,297,314
Lafarge SA (Bearer) (d)	85,200	5,430,089
Laurent-Perrier Group	21,000	2,969,794
LVMH Moet Hennessy - Louis Vuitton	291,187	52,408,493
Pernod-Ricard SA (d)	75,700	7,462,271
Safran SA	160,300	6,846,627
Sanofi-Aventis	47,517	3,822,694
Sanofi-Aventis sponsored ADR (d)	515,600	20,711,652
Schneider Electric SA	83,268	13,911,965
Societe Generale Series A (d)	150,943	8,957,906
Total SA	150,100	8,678,702
TOTAL FRANCE		237,664,901
Germany - 10.5%
Allianz AG	77,600	10,841,294
BASF AG	146,767	14,382,692
Bayer AG	121,877	9,799,475
Bayerische Motoren Werke AG (BMW)	232,651	23,217,440
Deutsche Bank AG	91,246	5,385,947
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	180,720	$ 13,733,947
Deutsche Post AG	273,501	5,255,725
Fresenius Medical Care AG & Co. KGaA	272,500	20,383,726
Hugo Boss AG	66,900	6,403,655
K&S AG	37,600	2,890,158
Kabel Deutschland Holding AG (a)	150,300	9,242,356
Linde AG	69,387	12,166,405
MAN SE	69,538	9,274,254
Munich Re Group	23,549	3,601,446
Puma AG (d)	51,183	16,193,428
Rheinmetall AG	35,400	3,134,345
SAP AG	189,513	11,491,045
SAP AG sponsored ADR (d)	129,900	7,878,435
Siemens AG sponsored ADR	31,200	4,290,936
Tom Tailor Holding AG (a)	92,300	1,874,078
TOTAL GERMANY		191,440,787
Hong Kong - 2.3%
AIA Group Ltd.	1,274,400	4,413,542
China Unicom (Hong Kong) Ltd. sponsored ADR	221,600	4,491,832
Emperor Watch & Jewellery Ltd.	35,210,000	6,560,799
Hang Seng Bank Ltd.	222,400	3,552,455
Henderson Land Development Co. Ltd.	814,919	5,251,799
Hong Kong Exchanges and Clearing Ltd.	168,000	3,521,162
Television Broadcasts Ltd.	1,125,000	7,430,848
Wharf Holdings Ltd.	1,050,000	7,293,025
TOTAL HONG KONG		42,515,462
Ireland - 1.4%
CRH PLC	657,156	14,565,358
Kingspan Group PLC (United Kingdom)	1,050,400	10,511,426
TOTAL IRELAND		25,076,784
Israel - 0.3%
Israel Chemicals Ltd.	116,100	1,842,316
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,700	2,878,734
TOTAL ISRAEL		4,721,050
Italy - 3.6%
Assicurazioni Generali SpA	158,500	3,344,646
Intesa Sanpaolo SpA	2,976,774	7,926,407
Saipem SpA	546,772	28,230,210
Sorin SpA (a)	3,810,700	10,799,090
Tod's SpA	83,315	11,146,728
UniCredit SpA	2,417,338	5,118,563
TOTAL ITALY		66,565,644
Japan - 16.9%
Aozora Bank Ltd.	1,825,000	4,229,366
Asahi Glass Co. Ltd.	421,000	4,925,437
Calbee, Inc.	2,700	97,305
Canon, Inc. (d)	139,500	6,633,855

	Shares	Value
Canon, Inc. sponsored ADR	53,200	$ 2,531,788
Dai-ichi Mutual Life Insurance Co.	1,893	2,653,967
Denso Corp.	87,400	3,249,814
eAccess Ltd. (d)	3,575	1,602,005
East Japan Railway Co.	43,300	2,479,211
Fanuc Corp.	56,200	9,395,602
Fuji Media Holdings, Inc.	1,691	2,502,425
Honda Motor Co. Ltd.	235,000	9,051,580
Japan Retail Fund Investment Corp.	3,506	5,401,523
Japan Tobacco, Inc.	916	3,534,948
JFE Holdings, Inc.	123,900	3,406,609
JSR Corp.	121,600	2,356,406
Kakaku.com, Inc.	522	3,669,711
KDDI Corp.	1,499	10,782,533
Keyence Corp.	30,200	8,572,579
Konica Minolta Holdings, Inc.	114,000	951,947
Mazda Motor Corp.	3,002,000	7,908,909
Mitsubishi Corp.	496,100	12,388,439
Mitsubishi Electric Corp.	1,084,000	12,588,734
Mitsubishi Estate Co. Ltd.	313,000	5,491,772
Mitsubishi UFJ Financial Group, Inc.	2,944,500	14,345,976
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	2,362,836
Mitsui & Co. Ltd.	611,300	10,566,829
Mizuho Financial Group, Inc.	1,836,800	3,018,267
MS&AD Insurance Group Holdings, Inc.	141,900	3,320,608
Murata Manufacturing Co. Ltd.	64,300	4,297,931
Nintendo Co. Ltd.	10,100	1,896,190
NKSJ Holdings, Inc. (a)	380,000	2,507,447
Nomura Holdings, Inc.	1,041,300	5,137,219
NSK Ltd.	587,000	5,858,704
ORIX Corp.	110,910	10,785,737
Rakuten, Inc.	9,640	9,975,158
Shin-Etsu Chemical Co., Ltd.	121,400	6,505,638
SMC Corp.	54,700	9,858,322
SOFTBANK CORP.	491,200	18,598,253
Sony Corp.	89,900	2,371,446
Sony Corp. sponsored ADR	34,500	910,455
Start Today Co. Ltd.	354,900	7,085,266
Sumitomo Corp.	400,800	5,451,233
Sumitomo Mitsui Financial Group, Inc.	346,200	10,672,319
T&D Holdings, Inc.	97,400	2,317,755
Tokio Marine Holdings, Inc.	158,300	4,430,412
Tokyo Electron Ltd.	146,000	7,981,716
Toshiba Corp.	1,394,000	7,347,825
Toyota Motor Corp.	412,300	16,973,963
Toyota Motor Corp. sponsored ADR (d)	47,600	3,923,192
Yahoo! Japan Corp.	12,647	4,351,332
TOTAL JAPAN		309,258,494
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	7,985	6,181,452
Luxembourg - 0.2%
ArcelorMittal SA Class A unit (d)	117,100	4,070,396
Common Stocks - continued
	Shares	Value
Netherlands - 1.3%
AEGON NV (a)	308,300	$ 2,100,982
ASML Holding NV	69,800	2,579,808
ING Groep NV:
(Certificaten Van Aandelen) (a)	574,784	7,084,089
sponsored ADR (a)	174,500	2,158,565
Koninklijke Philips Electronics NV	268,116	6,891,310
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	138,500	3,556,680
TOTAL NETHERLANDS		24,371,434
Norway - 0.9%
Aker Solutions ASA	437,400	8,757,081
DnB NOR ASA	303,800	4,235,088
StatoilHydro ASA	14,100	357,005
StatoilHydro ASA sponsored ADR (d)	103,300	2,628,985
TOTAL NORWAY		15,978,159
Poland - 0.3%
Eurocash SA	500,600	5,384,857
Russia - 0.2%
Uralkali JSC GDR (Reg. S)	99,400	4,473,000
Singapore - 0.2%
United Overseas Bank Ltd.	180,974	2,899,592
South Africa - 0.2%
Impala Platinum Holdings Ltd.	121,100	3,262,919
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	493,103	5,789,033
Banco Santander SA	1,326,197	15,279,558
Banco Santander SA sponsored ADR	324,500	3,734,995
EDP Renovaveis SA (a)	628,538	4,146,726
NH Hoteles SA (a)	842,300	6,315,608
Telefonica SA	540,906	13,212,318
Telefonica SA sponsored ADR	74,300	1,819,607
TOTAL SPAIN		50,297,845
Sweden - 1.1%
Elekta AB (B Shares)	372,600	17,650,838
Swedbank AB (A Shares)	102,432	1,721,669
TOTAL SWEDEN		19,372,507
Switzerland - 6.1%
Compagnie Financiere Richemont SA Series A	451,163	29,542,671
Credit Suisse Group	71,082	2,770,389
Credit Suisse Group sponsored ADR (d)	109,200	4,260,984
GAM Holding Ltd.	228,269	3,747,011
Glencore International AG	210,800	1,661,116
Julius Baer Group Ltd.	144,820	5,982,632
Kuehne & Nagel International AG	33,380	5,066,359
Swiss Re Ltd.	64,556	3,625,180
The Swatch Group AG (Bearer)	68,060	34,309,299
Transocean Ltd. (United States)	69,100	4,461,096
UBS AG (a)	447,317	8,163,829

	Shares	Value
UBS AG (NY Shares) (a)	139,643	$ 2,549,881
Zurich Financial Services AG	25,658	6,488,511
TOTAL SWITZERLAND		112,628,958
Taiwan - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	645,360	2,207,336
HTC Corp.	666,900	22,370,103
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	192,267	2,424,487
TOTAL TAIWAN		27,001,926
United Kingdom - 16.8%
Anglo American PLC:
ADR	238,400	5,924,240
(United Kingdom)	259,780	12,872,433
ARM Holdings PLC	219,900	2,067,789
Aviva PLC	431,600	3,037,956
Barclays PLC	2,049,776	8,408,640
Barclays PLC sponsored ADR (d)	501,600	8,241,288
BG Group PLC	966,338	21,929,385
BHP Billiton PLC	706,682	27,767,335
BP PLC	1,601,793	11,793,620
BP PLC sponsored ADR	105,295	4,663,516
British Sky Broadcasting Group PLC	360,800	4,901,641
Burberry Group PLC	391,500	9,110,616
Centrica PLC	854,600	4,434,213
Diageo PLC	440,717	9,016,319
Dunelm Group PLC	501,800	3,132,768
Hays PLC	1,754,300	2,899,940
HSBC Holdings PLC:
(United Kingdom)	1,223,822	12,133,488
sponsored ADR	524,570	26,029,163
Imperial Tobacco Group PLC	205,889	6,843,231
International Personal Finance PLC	713,300	4,211,628
Johnson Matthey PLC	248,370	7,836,653
Legal & General Group PLC	1,128,633	2,141,008
Lloyds Banking Group PLC (a)	6,235,644	4,900,024
Lloyds Banking Group PLC sponsored ADR (a)(d)	1,021,200	3,186,144
Man Group PLC	1,135,453	4,318,824
Prudential PLC	614,157	7,091,334
Rio Tinto PLC	176,515	12,744,998
Rio Tinto PLC sponsored ADR	103,200	7,463,424
Rolls-Royce Group PLC	266,000	2,753,527
Royal Bank of Scotland Group PLC (a)	1,668,800	1,032,225
Royal Dutch Shell PLC:
Class A (United Kingdom)	281,700	10,027,585
Class B	286,299	10,216,532
Standard Chartered PLC (United Kingdom)	213,140	5,603,080
Sthree PLC	229,400	1,461,611
Vodafone Group PLC	6,973,198	18,489,847
Vodafone Group PLC sponsored ADR	137,000	3,660,640
Common Stocks - continued
	Shares	Value
United Kingdom - continued
William Hill PLC	1,563,400	$ 5,730,786
Xstrata PLC	425,700	9,370,169
TOTAL UNITED KINGDOM		307,447,620
United States of America - 2.1%
Apple, Inc. (a)	26,500	8,895,255
Deckers Outdoor Corp. (a)	196,600	17,328,324
Google, Inc. Class A (a)	14,200	7,190,596
Republic Services, Inc.	145,100	4,476,335
TOTAL UNITED STATES OF AMERICA		37,890,510
TOTAL COMMON STOCKS (Cost $1,428,961,025)		1,759,568,978
Nonconvertible Preferred Stocks - 3.0%

Germany - 3.0%
Hugo Boss AG (non-vtg.)	117,900	11,971,036
Volkswagen AG	204,347	42,187,480
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,038,888)		54,158,516
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	18,070,648	$ 18,070,648
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	78,606,213	78,606,213
TOTAL MONEY MARKET FUNDS (Cost $96,676,861)		96,676,861
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,553,676,774)		1,910,404,355
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(80,512,169)
NET ASSETS - 100%		$ 1,829,892,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,252 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,890
Fidelity Securities Lending Cash Central Fund	1,221,091
Total	$ 1,230,981
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 309,258,494	$ 9,728,271	$ 299,530,223	$ -
United Kingdom	307,447,620	178,747,513	128,700,107	-
Germany	245,599,303	208,338,585	37,260,718	-
France	237,664,901	218,401,022	19,263,879	-
Switzerland	112,628,958	101,694,740	10,934,218	-
Cayman Islands	77,308,123	77,308,123	-	-
Italy	66,565,644	66,565,644	-	-
Denmark	55,211,358	48,705,343	6,506,015	-
Spain	50,297,845	16,016,936	34,280,909	-
Other	351,745,248	284,938,552	66,806,696	-
Money Market Funds	96,676,861	96,676,861	-	-
Total Investments in Securities:	$ 1,910,404,355	$ 1,307,121,590	$ 603,282,765	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $461,114,094 of which $180,666,624 and $280,447,470 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,074,400) - See accompanying schedule: Unaffiliated issuers (cost $1,456,999,913)	$ 1,813,727,494
Fidelity Central Funds (cost $96,676,861)	96,676,861
Total Investments (cost $1,553,676,774)		$ 1,910,404,355
Foreign currency held at value (cost $11)		11
Receivable for investments sold		8,842,643
Receivable for fund shares sold		585,823
Dividends receivable		5,594,909
Distributions receivable from Fidelity Central Funds		109,358
Other receivables		377,051
Total assets		1,925,914,150

Liabilities
Payable for investments purchased	$ 13,136,724
Payable for fund shares redeemed	2,070,031
Accrued management fee	1,057,362
Distribution and service plan fees payable	125,734
Other affiliated payables	179,432
Other payables and accrued expenses	846,468
Collateral on securities loaned, at value	78,606,213
Total liabilities		96,021,964

Net Assets		$ 1,829,892,186
Net Assets consist of:
Paid in capital		$ 1,870,503,975
Undistributed net investment income		19,159,833
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(416,608,142)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		356,836,520
Net Assets		$ 1,829,892,186

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($779,775,195 ÷ 44,167,161 shares)	$ 17.66

Service Class: Net Asset Value, offering price and redemption price per share ($151,827,664 ÷ 8,640,112 shares)	$ 17.57

Service Class 2: Net Asset Value, offering price and redemption price per share ($450,156,997 ÷ 25,758,311 shares)	$ 17.48

Initial Class R: Net Asset Value, offering price and redemption price per share ($118,058,947 ÷ 6,703,010 shares)	$ 17.61

Service Class R: Net Asset Value, offering price and redemption price per share ($59,888,422 ÷ 3,413,530 shares)	$ 17.54

Service Class 2R: Net Asset Value, offering price and redemption price per share ($70,158,716 ÷ 4,048,660 shares)	$ 17.33

Investor Class R: Net Asset Value, offering price and redemption price per share ($200,026,245 ÷ 11,364,867 shares)	$ 17.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 29,394,552
Interest		13
Income from Fidelity Central Funds		1,230,981
Income before foreign taxes withheld		30,625,546
Less foreign taxes withheld		(2,925,683)
Total income		27,699,863

Expenses
Management fee	$ 6,531,692
Transfer agent fees	767,600
Distribution and service plan fees	781,587
Accounting and security lending fees	417,512
Custodian fees and expenses	143,599
Independent trustees' compensation	4,788
Appreciation in deferred trustee compensation account	75
Audit	41,406
Legal	1,608
Miscellaneous	11,373
Total expenses before reductions	8,701,240
Expense reductions	(134,535)	8,566,705
Net investment income (loss)		19,133,158
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,184,145
Foreign currency transactions	(126,916)
Total net realized gain (loss)		69,057,229
Change in net unrealized appreciation (depreciation) on: Investment securities	8,016,840
Assets and liabilities in foreign currencies	65,213
Total change in net unrealized appreciation (depreciation)		8,082,053
Net gain (loss)		77,139,282
Net increase (decrease) in net assets resulting from operations		$ 96,272,440

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,133,158	$ 22,420,360
Net realized gain (loss)	69,057,229	69,919,431
Change in net unrealized appreciation (depreciation)	8,082,053	119,052,072
Net increase (decrease) in net assets resulting from operations	96,272,440	211,391,863
Distributions to shareholders from net investment income	-	(22,348,246)
Distributions to shareholders from net realized gain	(3,263,788)	(3,258,162)
Total distributions	(3,263,788)	(25,606,408)
Share transactions - net increase (decrease)	(96,708,923)	(147,181,149)
Redemption fees	16,067	21,072
Total increase (decrease) in net assets	(3,684,204)	38,625,378

Net Assets
Beginning of period	1,833,576,390	1,794,951,012
End of period (including undistributed net investment income of $19,159,833 and undistributed net investment income of $26,675, respectively)	$ 1,829,892,186	$ 1,833,576,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 15.05	$ 12.17	$ 25.33	$ 23.96	$ 20.60
Income from Investment Operations
Net investment income (loss) E	.19	.21	.28	.46	.45	.38
Net realized and unrealized gain (loss)	.73	1.76	2.93	(10.67)	3.42	3.30
Total from investment operations	.92	1.97	3.21	(10.21)	3.87	3.68
Distributions from net investment income	-	(.22)	(.29)	(.49)	(.84)	(.19)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.25)	(.33)	(2.95)	(2.50)	(.32)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.66	$ 16.77	$ 15.05	$ 12.17	$ 25.33	$ 23.96
Total Return B,C,D	5.49%	13.11%	26.53%	(43.83)%	17.41%	18.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.86%	.88%	.87%	.85%	.88%
Expenses net of fee waivers, if any	.85% A	.85%	.88%	.87%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.84%	.84%	.82%	.81%
Net investment income (loss)	2.16% A	1.41%	2.17%	2.45%	1.85%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 779,775	$ 779,501	$ 758,018	$ 703,357	$ 1,702,235	$ 1,624,901
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 14.99	$ 12.12	$ 25.23	$ 23.86	$ 20.52
Income from Investment Operations
Net investment income (loss) E	.18	.19	.26	.44	.43	.36
Net realized and unrealized gain (loss)	.72	1.75	2.93	(10.61)	3.39	3.28
Total from investment operations	.90	1.94	3.19	(10.17)	3.82	3.64
Distributions from net investment income	-	(.20)	(.28)	(.48)	(.79)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.23)	(.32)	(2.94)	(2.45)	(.30)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.57	$ 16.70	$ 14.99	$ 12.12	$ 25.23	$ 23.86
Total Return B,C,D	5.39%	12.99%	26.44%	(43.89)%	17.25%	17.95%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.96%	.98%	.97%	.95%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	.97%	.95%	.98%
Expenses net of all reductions	.93% A	.93%	.94%	.94%	.92%	.91%
Net investment income (loss)	2.06% A	1.31%	2.07%	2.35%	1.75%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,828	$ 162,394	$ 171,252	$ 165,608	$ 366,777	$ 362,060
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.62	$ 14.92	$ 12.07	$ 25.12	$ 23.75	$ 20.43
Income from Investment Operations
Net investment income (loss) E	.16	.17	.24	.40	.39	.33
Net realized and unrealized gain (loss)	.73	1.74	2.91	(10.54)	3.37	3.27
Total from investment operations	.89	1.91	3.15	(10.14)	3.76	3.60
Distributions from net investment income	-	(.18)	(.26)	(.45)	(.73)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.21)	(.30)	(2.91)	(2.39)	(.28)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.48	$ 16.62	$ 14.92	$ 12.07	$ 25.12	$ 23.75
Total Return B,C,D	5.36%	12.83%	26.22%	(43.96)%	17.05%	17.83%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.11%	1.12%	1.12%	1.10%	1.13%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.12%	1.12%	1.10%	1.13%
Expenses net of all reductions	1.08% A	1.08%	1.09%	1.09%	1.07%	1.06%
Net investment income (loss)	1.91% A	1.16%	1.93%	2.21%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 450,157	$ 461,033	$ 457,971	$ 414,492	$ 821,943	$ 703,421
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 15.02	$ 12.14	$ 25.28	$ 23.92	$ 20.57
Income from Investment Operations
Net investment income (loss) E	.19	.21	.28	.46	.45	.38
Net realized and unrealized gain (loss)	.72	1.75	2.93	(10.65)	3.41	3.29
Total from investment operations	.91	1.96	3.21	(10.19)	3.86	3.67
Distributions from net investment income	-	(.22)	(.29)	(.49)	(.84)	(.19)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.25)	(.33)	(2.95)	(2.50)	(.32)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.61	$ 16.73	$ 15.02	$ 12.14	$ 25.28	$ 23.92
Total Return B,C,D	5.44%	13.07%	26.60%	(43.84)%	17.40%	18.08%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.86%	.88%	.87%	.85%	.88%
Expenses net of fee waivers, if any	.85% A	.85%	.88%	.87%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.84%	.84%	.82%	.81%
Net investment income (loss)	2.16% A	1.41%	2.17%	2.46%	1.85%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,059	$ 122,655	$ 128,689	$ 118,749	$ 275,678	$ 240,693
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 14.97	$ 12.10	$ 25.19	$ 23.83	$ 20.50
Income from Investment Operations
Net investment income (loss) E	.18	.19	.27	.43	.43	.36
Net realized and unrealized gain (loss)	.71	1.75	2.92	(10.58)	3.38	3.27
Total from investment operations	.89	1.94	3.19	(10.15)	3.81	3.63
Distributions from net investment income	-	(.20)	(.28)	(.48)	(.79)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.23)	(.32)	(2.94)	(2.45)	(.30)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.54	$ 16.68	$ 14.97	$ 12.10	$ 25.19	$ 23.83
Total Return B,C,D	5.34%	13.01%	26.49%	(43.88)%	17.23%	17.95%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.96%	.97%	.96%	.94%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.97%	.96%	.94%	.98%
Expenses net of all reductions	.93% A	.93%	.94%	.94%	.92%	.91%
Net investment income (loss)	2.07% A	1.31%	2.08%	2.36%	1.75%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,888	$ 60,617	$ 66,014	$ 61,825	$ 135,038	$ 133,934
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.80	$ 11.98	$ 24.95	$ 23.61	$ 20.32
Income from Investment Operations
Net investment income (loss) E	.16	.17	.25	.40	.39	.32
Net realized and unrealized gain (loss)	.72	1.73	2.87	(10.46)	3.35	3.26
Total from investment operations	.88	1.90	3.12	(10.06)	3.74	3.58
Distributions from net investment income	-	(.19)	(.26)	(.45)	(.74)	(.16)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.22)	(.30)	(2.91)	(2.40)	(.29)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.48	$ 14.80	$ 11.98	$ 24.95	$ 23.61
Total Return B,C,D	5.34%	12.82%	26.20%	(43.94)%	17.06%	17.81%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.11%	1.12%	1.11%	1.09%	1.13%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.12%	1.11%	1.09%	1.13%
Expenses net of all reductions	1.08% A	1.08%	1.09%	1.09%	1.07%	1.06%
Net investment income (loss)	1.92% A	1.16%	1.93%	2.21%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,159	$ 69,393	$ 64,200	$ 46,323	$ 95,871	$ 68,729
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 15.01	$ 12.14	$ 25.27	$ 23.91	$ 20.59
Income from Investment Operations
Net investment income (loss) E	.18	.20	.27	.43	.42	.36
Net realized and unrealized gain (loss)	.72	1.76	2.92	(10.62)	3.41	3.29
Total from investment operations	.90	1.96	3.19	(10.19)	3.83	3.65
Distributions from net investment income	-	(.21)	(.28)	(.48)	(.81)	(.20)
Distributions from net realized gain	(.03)	(.03)	(.04)	(2.46)	(1.66)	(.13)
Total distributions	(.03)	(.24)	(.32)	(2.94)	(2.47)	(.33)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27	$ 23.91
Total Return B,C,D	5.38%	13.07%	26.42%	(43.89)%	17.25%	17.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.93% A	.95%	.97%	.96%	.96%	1.01%
Expenses net of fee waivers, if any	.93% A	.94%	.97%	.96%	.96%	1.01%
Expenses net of all reductions	.92% A	.92%	.94%	.93%	.94%	.93%
Net investment income (loss)	2.08% A	1.32%	2.08%	2.36%	1.74%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,026	$ 177,984	$ 148,806	$ 124,111	$ 229,829	$ 122,018
Portfolio turnover rate G	34% A	50%	78%	77%	62%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 479,552,722
Gross unrealized depreciation	(145,589,545)
Net unrealized appreciation (depreciation) on securities and other investments	$ 333,963,177
Tax cost	$ 1,576,441,178

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $314,453,592 and $390,462,180, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 78,652
Service Class 2	585,976
Service Class R	30,487
Service Class 2 R	86,472
$ 781,587

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor R Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 294,639
Service Class	58,438
Service Class 2	172,299
Initial Class R	44,912
Service Class R	21,921
Service Class 2R	24,867
Investor Class R	150,524
$ 767,600

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $925 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,180 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,221,091. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $134,535 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 10,110,257
Service Class	-	1,970,639
Service Class 2	-	4,977,207
Initial Class R	-	1,595,066
Service Class R	-	737,292
Service Class 2R	-	764,839
Investor Class R	-	2,192,946
Total	$ -	$ 22,348,246
From net realized gain
Initial Class	$ 1,379,086	$ 1,378,672
Service Class	286,878	289,800
Service Class 2	827,775	824,951
Initial Class R	215,214	217,509
Service Class R	108,589	108,425
Service Class 2R	125,027	124,028
Investor Class R	321,219	314,777
Total	$ 3,263,788	$ 3,258,162

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	2,196,423	6,240,893	$ 38,025,505	$ 91,816,123
Reinvestment of distributions	79,670	695,035	1,379,086	11,488,929
Shares redeemed	(4,585,029)	(10,822,191)	(79,282,838)	(162,039,161)
Net increase (decrease)	(2,308,936)	(3,886,263)	$ (39,878,247)	$ (58,734,109)
Service Class
Shares sold	223,854	784,984	$ 3,841,705	$ 11,710,566
Reinvestment of distributions	16,640	137,329	286,878	2,260,439
Shares redeemed	(1,323,436)	(2,623,870)	(22,784,583)	(38,868,573)
Net increase (decrease)	(1,082,942)	(1,701,557)	$ (18,656,000)	$ (24,897,568)
Service Class 2
Shares sold	1,212,767	2,715,745	$ 20,831,496	$ 39,743,530
Reinvestment of distributions	48,267	354,006	827,775	5,802,158
Shares redeemed	(3,237,295)	(6,027,184)	(55,059,170)	(88,461,595)
Net increase (decrease)	(1,976,261)	(2,957,433)	$ (33,399,899)	$ (42,915,907)
Initial Class R
Shares sold	172,289	408,250	$ 2,974,195	$ 6,248,778
Reinvestment of distributions	12,462	109,920	215,214	1,812,575
Shares redeemed	(812,350)	(1,757,857)	(13,989,283)	(26,056,661)
Net increase (decrease)	(627,599)	(1,239,687)	$ (10,799,874)	$ (17,995,308)
Service Class R
Shares sold	142,876	220,630	$ 2,477,653	$ 3,280,664
Reinvestment of distributions	6,310	51,443	108,589	845,717
Shares redeemed	(370,807)	(1,047,945)	(6,393,351)	(15,463,802)
Net increase (decrease)	(221,621)	(775,872)	$ (3,807,109)	$ (11,337,421)
Service Class 2R
Shares sold	236,901	861,942	$ 4,035,612	$ 12,744,208
Reinvestment of distributions	7,350	54,700	125,027	888,867
Shares redeemed	(405,535)	(1,044,322)	(6,874,396)	(15,533,067)
Net increase (decrease)	(161,284)	(127,680)	$ (2,713,757)	$ (1,899,992)
Investor Class R
Shares sold	1,221,549	2,450,123	$ 21,154,836	$ 36,039,937
Reinvestment of distributions	18,611	152,075	321,219	2,507,723
Shares redeemed	(515,665)	(1,872,670)	(8,930,092)	(27,948,504)
Net increase (decrease)	724,495	729,528	$ 12,545,963	$ 10,599,156

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investment (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0811
1.774855.109

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.72%
Actual		$ 1,000.00	$ 1,053.60	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Service Class	.81%
Actual		$ 1,000.00	$ 1,052.80	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2.97%
Actual		$ 1,000.00	$ 1,052.30	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class	.80%
Actual		$ 1,000.00	$ 1,052.80	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	2.7	2.0
JPMorgan Chase & Co.	2.7	2.4
AT&T, Inc.	2.6	0.8
Citigroup, Inc.	2.0	1.9
Wells Fargo & Co.	1.9	2.1
General Electric Co.	1.8	1.5
Procter & Gamble Co.	1.8	1.5
U.S. Bancorp, Delaware	1.7	2.0
Pfizer, Inc.	1.6	1.4
Exxon Mobil Corp.	1.5	0.6
	20.3
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	23.7
Energy	14.9	12.0
Health Care	12.6	10.8
Industrials	9.8	12.9
Consumer Discretionary	9.7	12.9
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 98.0%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	10.5%	** Foreign investments	9.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Modine Manufacturing Co. (a)	20,565	$ 316,084
Automobiles - 0.2%
Harley-Davidson, Inc.	9,500	389,215
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc.	4,200	88,578
Denny's Corp. (a)	122,744	476,247
Red Robin Gourmet Burgers, Inc. (a)	311	11,314
Starbucks Corp.	13,121	518,148
Starwood Hotels & Resorts Worldwide, Inc.	11,500	644,460
WMS Industries, Inc. (a)	13,926	427,807
Wyndham Worldwide Corp.	18,096	608,930
		2,775,484
Household Durables - 1.2%
D.R. Horton, Inc.	84,128	969,155
iRobot Corp. (a)	2,600	91,754
Lennar Corp. Class A	48,300	876,645
Toll Brothers, Inc. (a)	100	2,074
		1,939,628
Media - 2.8%
Cinemark Holdings, Inc.	8,100	167,751
News Corp. Class A	16,800	297,360
The Walt Disney Co.	49,034	1,914,287
Time Warner Cable, Inc.	19,200	1,498,368
Virgin Media, Inc.	18,000	538,740
		4,416,506
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	9,700	567,353
Group 1 Automotive, Inc.	6,400	263,552
Lowe's Companies, Inc.	33,700	785,547
O'Reilly Automotive, Inc. (a)	7,300	478,223
OfficeMax, Inc. (a)	20,800	163,280
TJX Companies, Inc.	7,100	372,963
		2,630,918
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	14,300	936,221
Polo Ralph Lauren Corp. Class A	7,880	1,044,967
VF Corp.	8,200	890,192
		2,871,380
TOTAL CONSUMER DISCRETIONARY		15,339,215
CONSUMER STAPLES - 7.3%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	5,031	292,016
The Coca-Cola Co.	15,400	1,036,266
		1,328,282

	Shares	Value
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	5,636	$ 247,984
CVS Caremark Corp.	28,300	1,063,514
Susser Holdings Corp. (a)	14,720	231,398
Walgreen Co.	4,000	169,840
		1,712,736
Food Products - 0.4%
Archer Daniels Midland Co.	4,400	132,660
Green Mountain Coffee Roasters, Inc. (a)	5,880	524,849
		657,509
Household Products - 2.5%
Colgate-Palmolive Co.	12,190	1,065,528
Procter & Gamble Co.	44,600	2,835,222
		3,900,750
Tobacco - 2.5%
British American Tobacco PLC sponsored ADR	5,900	519,200
Imperial Tobacco Group PLC	29,431	978,212
Lorillard, Inc.	5,300	577,011
Philip Morris International, Inc.	29,245	1,952,689
		4,027,112
TOTAL CONSUMER STAPLES		11,626,389
ENERGY - 14.9%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	17,007	1,234,028
Ensco International Ltd. ADR	12,200	650,260
Halliburton Co.	27,600	1,407,600
National Oilwell Varco, Inc.	24,800	1,939,608
Noble Corp.	36,700	1,446,347
Transocean Ltd. (United States)	9,900	639,144
		7,316,987
Oil, Gas & Consumable Fuels - 10.3%
Alpha Natural Resources, Inc. (a)	9,300	422,592
Apache Corp.	11,100	1,369,629
Atlas Pipeline Partners, LP	4,600	151,616
Cabot Oil & Gas Corp.	7,500	497,325
Chevron Corp.	41,922	4,311,260
Exxon Mobil Corp.	29,000	2,360,020
Frontier Oil Corp.	12,900	416,799
Gran Tierra Energy, Inc. (a)	9,000	59,260
Holly Corp.	18,400	1,276,960
Occidental Petroleum Corp.	16,598	1,726,856
Pioneer Natural Resources Co.	9,953	891,490
Royal Dutch Shell PLC Class A sponsored ADR	21,613	1,537,333
Talisman Energy, Inc.	39,100	803,164
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	6,200	$ 207,452
Williams Companies, Inc.	10,250	310,063
		16,341,819
TOTAL ENERGY		23,658,806
FINANCIALS - 21.7%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	15,408	2,050,651
Morgan Stanley	40,360	928,684
		2,979,335
Commercial Banks - 5.2%
CIT Group, Inc. (a)	900	39,834
City National Corp.	7,300	396,025
Comerica, Inc.	10,200	352,614
Commerce Bancshares, Inc.	6,200	266,600
Huntington Bancshares, Inc.	47,700	312,912
KeyCorp	43,655	363,646
Southwest Bancorp, Inc., Oklahoma (a)	400	3,916
SunTrust Banks, Inc.	10,900	281,220
SVB Financial Group (a)	11,142	665,289
U.S. Bancorp	103,634	2,643,703
Wells Fargo & Co.	105,448	2,958,871
		8,284,630
Consumer Finance - 0.6%
Discover Financial Services	32,339	865,068
Diversified Financial Services - 6.1%
Bank of America Corp.	205,281	2,249,880
Citigroup, Inc.	75,983	3,163,932
JPMorgan Chase & Co.	105,296	4,310,818
		9,724,630
Insurance - 3.6%
AFLAC, Inc.	7,540	351,967
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,200	880,548
Lincoln National Corp.	36,468	1,038,973
MetLife, Inc.	23,100	1,013,397
Prudential Financial, Inc.	18,900	1,201,851
Unum Group	9,220	234,926
XL Group PLC Class A	46,000	1,011,080
		5,732,742
Real Estate Investment Trusts - 2.7%
CBL & Associates Properties, Inc.	62,600	1,134,938
DiamondRock Hospitality Co.	24,654	264,537
HCP, Inc.	3,300	121,077
Lexington Corporate Properties Trust (d)	40,800	372,504
Prologis, Inc.	6,587	236,078
Public Storage	5,000	570,050
Rayonier, Inc.	5,000	326,750
Segro PLC	791	3,965

	Shares	Value
The Macerich Co.	6,363	$ 340,421
Ventas, Inc.	3,300	173,943
Weyerhaeuser Co.	34,900	762,914
		4,307,177
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	63,294	1,589,312
Forest City Enterprises, Inc. Class A (a)	9,100	169,897
Jones Lang LaSalle, Inc.	7,100	669,530
		2,428,739
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	5,600	148,624
TOTAL FINANCIALS		34,470,945
HEALTH CARE - 12.6%
Biotechnology - 2.7%
Amgen, Inc. (a)	30,200	1,762,170
Anthera Pharmaceuticals, Inc. (a)	24,700	201,799
Ardea Biosciences, Inc. (a)	11,300	287,698
ARIAD Pharmaceuticals, Inc. (a)	36,800	416,944
ArQule, Inc. (a)	13,800	86,250
BioMarin Pharmaceutical, Inc. (a)	7,900	214,959
Keryx Biopharmaceuticals, Inc. (a)	40,300	190,619
Micromet, Inc. (a)	4,200	24,108
Pharmasset, Inc. (a)	3,300	370,260
Theravance, Inc. (a)	9,600	213,216
United Therapeutics Corp. (a)	5,800	319,580
ZIOPHARM Oncology, Inc. (a)	29,000	177,480
		4,265,083
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	113,400	783,594
Covidien PLC	20,000	1,064,600
Edwards Lifesciences Corp. (a)	2,000	174,360
		2,022,554
Health Care Providers & Services - 2.4%
CIGNA Corp.	19,000	977,170
Emeritus Corp. (a)	464	9,860
Fresenius Medical Care AG & Co. KGaA sponsored ADR	2,900	216,630
Humana, Inc.	4,200	338,268
McKesson Corp.	9,539	797,937
Medco Health Solutions, Inc. (a)	17,000	960,840
Sunrise Senior Living, Inc. (a)	32,200	306,866
Universal Health Services, Inc. Class B	4,507	232,246
		3,839,817
Life Sciences Tools & Services - 0.7%
QIAGEN NV (a)	7,700	146,454
Thermo Fisher Scientific, Inc. (a)	14,800	952,972
		1,099,426
Pharmaceuticals - 5.5%
Cadence Pharmaceuticals, Inc. (a)	17,747	163,272
Cardiome Pharma Corp. (a)	9,500	41,767
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	32,092	$ 2,134,760
Merck & Co., Inc.	43,970	1,551,701
Pfizer, Inc.	126,404	2,603,922
Sanofi-Aventis sponsored ADR	36,800	1,478,256
Valeant Pharmaceuticals International, Inc. (Canada)	13,800	717,617
		8,691,295
TOTAL HEALTH CARE		19,918,175
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.2%
DigitalGlobe, Inc. (a)	6,452	163,945
GeoEye, Inc. (a)	4,672	174,733
Meggitt PLC	28,740	175,966
Precision Castparts Corp.	7,000	1,152,550
United Technologies Corp.	19,920	1,763,119
		3,430,313
Airlines - 0.5%
Southwest Airlines Co.	47,431	541,662
United Continental Holdings, Inc. (a)	12,432	281,336
		822,998
Building Products - 0.6%
Armstrong World Industries, Inc.	9,400	428,264
Owens Corning (a)	15,375	574,256
		1,002,520
Commercial Services & Supplies - 0.5%
Cintas Corp.	5,200	171,756
Republic Services, Inc.	15,037	463,891
The Geo Group, Inc. (a)	7,400	170,422
		806,069
Construction & Engineering - 0.5%
Chiyoda Corp.	17,000	195,910
Dycom Industries, Inc. (a)	11,800	192,812
Shaw Group, Inc. (a)	13,300	401,793
		790,515
Electrical Equipment - 0.9%
Regal-Beloit Corp.	18,600	1,241,922
Zumtobel AG	5,300	139,127
		1,381,049
Industrial Conglomerates - 1.8%
General Electric Co.	151,548	2,858,195
Machinery - 2.5%
Cummins, Inc.	7,071	731,778
Danaher Corp.	21,400	1,133,986
Dover Corp.	5,700	386,460
Ingersoll-Rand Co. Ltd.	13,090	594,417
Stanley Black & Decker, Inc.	14,700	1,059,135
		3,905,776

	Shares	Value
Professional Services - 0.1%
SR Teleperformance SA	4,600	$ 135,196
Road & Rail - 0.2%
Con-way, Inc.	10,503	407,621
TOTAL INDUSTRIALS		15,540,252
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	46,200	721,182
Juniper Networks, Inc. (a)	12,726	400,869
QUALCOMM, Inc.	12,475	708,455
		1,830,506
Computers & Peripherals - 0.3%
Hewlett-Packard Co.	14,200	516,880
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	16,600	688,900
Avnet, Inc. (a)	14,434	460,156
TE Connectivity Ltd.	26,500	974,140
		2,123,196
Internet Software & Services - 0.6%
eBay, Inc. (a)	30,500	984,235
IT Services - 1.9%
Accenture PLC Class A	8,300	501,486
Fidelity National Information Services, Inc.	12,600	387,954
International Business Machines Corp.	6,500	1,115,075
MasterCard, Inc. Class A	2,121	639,142
Visa, Inc. Class A	4,600	387,596
		3,031,253
Office Electronics - 0.4%
Xerox Corp.	63,434	660,348
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	9,000	352,260
ASML Holding NV	5,900	218,064
Cymer, Inc. (a)	2,800	138,628
Intersil Corp. Class A	42,000	539,700
KLA-Tencor Corp.	10,800	437,184
Lam Research Corp. (a)	9,800	433,944
ON Semiconductor Corp. (a)	75,600	791,532
		2,911,312
Software - 1.3%
AsiaInfo-Linkage, Inc. (a)(d)	11,700	193,752
BMC Software, Inc. (a)	9,500	519,650
Microsoft Corp.	6,576	170,976
Oracle Corp.	33,200	1,092,612
		1,976,990
TOTAL INFORMATION TECHNOLOGY		14,034,720
Common Stocks - continued
	Shares	Value
MATERIALS - 3.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	9,800	$ 936,684
Solutia, Inc. (a)	47,091	1,076,029
		2,012,713
Containers & Packaging - 0.3%
Ball Corp.	12,700	488,442
Metals & Mining - 1.4%
Carpenter Technology Corp.	10,800	622,944
Goldcorp, Inc.	6,000	290,232
Newcrest Mining Ltd.	9,012	364,481
Newmont Mining Corp.	4,514	243,621
Reliance Steel & Aluminum Co.	5,700	283,005
Teck Resources Ltd. Class B (sub. vtg.)	3,100	157,572
United States Steel Corp.	5,600	257,824
		2,219,679
TOTAL MATERIALS		4,720,834
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.9%
AboveNet, Inc.	17,100	1,204,866
AT&T, Inc.	130,172	4,088,703
Cbeyond, Inc. (a)	37,300	493,479
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	11,900	241,213
Iliad SA	1,895	254,302
Verizon Communications, Inc.	41,734	1,553,757
		7,836,320
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	17,800	931,474
SBA Communications Corp. Class A (a)	12,700	485,013
Sprint Nextel Corp. (a)	309,087	1,665,979
		3,082,466
TOTAL TELECOMMUNICATION SERVICES		10,918,786
UTILITIES - 3.3%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	30,429	1,146,565

	Shares	Value
Edison International	14,107	$ 546,646
NextEra Energy, Inc.	9,700	557,362
PPL Corp.	66,927	1,862,578
		4,113,151
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	70,408	1,135,681
TOTAL UTILITIES		5,248,832
TOTAL COMMON STOCKS (Cost $137,069,412)		155,476,954
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.11% (b)	3,410,638	3,410,638
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	340,550	340,550
TOTAL MONEY MARKET FUNDS (Cost $3,751,188)		3,751,188
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $140,820,600)	159,228,142
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(655,350)
NET ASSETS - 100%	$ 158,572,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,185
Fidelity Securities Lending Cash Central Fund	3,847
Total	$ 7,032
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,339,215	$ 15,339,215	$ -	$ -
Consumer Staples	11,626,389	11,334,373	292,016	-
Energy	23,658,806	23,658,806	-	-
Financials	34,470,945	34,470,945	-	-
Health Care	19,918,175	19,918,175	-	-
Industrials	15,540,252	15,344,342	195,910	-
Information Technology	14,034,720	14,034,720	-	-
Materials	4,720,834	4,720,834	-	-
Telecommunication Services	10,918,786	10,918,786	-	-
Utilities	5,248,832	5,248,832	-	-
Money Market Funds	3,751,188	3,751,188	-	-
Total Investments in Securities:	$ 159,228,142	$ 158,740,216	$ 487,926	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
United Kingdom	2.4%
Ireland	2.0%
Switzerland	1.9%
Canada	1.9%
France	1.2%
Others (Individually Less Than 1%)	1.1%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $26,689,507 of which $9,078,392, $15,545,941 and $2,065,174 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $336,560) - See accompanying schedule: Unaffiliated issuers (cost $137,069,412)	$ 155,476,954
Fidelity Central Funds (cost $3,751,188)	3,751,188
Total Investments (cost $140,820,600)		$ 159,228,142
Foreign currency held at value (cost $11)		15
Receivable for investments sold		2,733,915
Receivable for fund shares sold		253,841
Dividends receivable		201,758
Distributions receivable from Fidelity Central Funds		1,360
Other receivables		4,364
Total assets		162,423,395

Liabilities
Payable for investments purchased	$ 3,355,563
Payable for fund shares redeemed	31,332
Accrued management fee	71,448
Distribution and service plan fees payable	1,755
Other affiliated payables	17,990
Other payables and accrued expenses	31,965
Collateral on securities loaned, at value	340,550
Total liabilities		3,850,603

Net Assets		$ 158,572,792
Net Assets consist of:
Paid in capital		$ 161,237,447
Undistributed net investment income		502,194
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,574,227)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,407,378
Net Assets		$ 158,572,792

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($83,773,731 ÷ 7,230,459 shares)	$ 11.59

Service Class: Net Asset Value, offering price and redemption price per share ($263,949 ÷ 22,809 shares)	$ 11.57

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,558,471 ÷ 746,023 shares)	$ 11.47

Investor Class: Net Asset Value, offering price and redemption price per share ($65,976,641 ÷ 5,700,820 shares)	$ 11.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,214,778
Income from Fidelity Central Funds		7,032
Total income		1,221,810

Expenses
Management fee	$ 439,281
Transfer agent fees	91,877
Distribution and service plan fees	11,622
Accounting and security lending fees	30,853
Custodian fees and expenses	4,280
Independent trustees' compensation	397
Audit	25,320
Legal	99
Miscellaneous	749
Total expenses before reductions	604,478
Expense reductions	(6,861)	597,617
Net investment income (loss)		624,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,321,811
Foreign currency transactions	(4,506)
Total net realized gain (loss)		6,317,305
Change in net unrealized appreciation (depreciation) on: Investment securities	1,076,904
Assets and liabilities in foreign currencies	104
Total change in net unrealized appreciation (depreciation)		1,077,008
Net gain (loss)		7,394,313
Net increase (decrease) in net assets resulting from operations		$ 8,018,506

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 624,193	$ 1,758,506
Net realized gain (loss)	6,317,305	(1,104,342)
Change in net unrealized appreciation (depreciation)	1,077,008	21,464,678
Net increase (decrease) in net assets resulting from operations	8,018,506	22,118,842
Distributions to shareholders from net investment income	-	(1,920,442)
Distributions to shareholders from net realized gain	-	(94,534)
Total distributions	-	(2,014,976)
Share transactions - net increase (decrease)	(730,770)	2,075,233
Total increase (decrease) in net assets	7,287,736	22,179,099

Net Assets
Beginning of period	151,285,056	129,105,957
End of period (including undistributed net investment income of $502,194 and distributions in excess of net investment income of $121,999, respectively)	$ 158,572,792	$ 151,285,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 9.47	$ 6.69	$ 13.10	$ 14.28	$ 12.63
Income from Investment Operations
Net investment income (loss) E	.05	.13 H	.07	.13	.10	.16
Net realized and unrealized gain (loss)	.54	1.56	2.78	(6.07)	.22	1.70
Total from investment operations	.59	1.69	2.85	(5.94)	.32	1.86
Distributions from net investment income	-	(.15)	(.07)	(.10)	(.09)	(.13)
Distributions from net realized gain	-	(.01)	-	(.37)	(1.41)	(.08)
Total distributions	-	(.16)	(.07)	(.47)	(1.50) J	(.21)
Net asset value, end of period	$ 11.59	$ 11.00	$ 9.47	$ 6.69	$ 13.10	$ 14.28
Total Return B, C, D	5.36%	17.82%	42.66%	(46.50)%	2.02%	14.75%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.76%	.80%	.79%	.77%	.88%
Expenses net of fee waivers, if any	.72% A	.75%	.80%	.79%	.77%	.85%
Expenses net of all reductions	.71% A	.74%	.80%	.79%	.77%	.84%
Net investment income (loss)	.84% A	1.33% H	.95%	1.25%	.68%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,774	$ 78,133	$ 64,198	$ 41,306	$ 52,544	$ 35,416
Portfolio turnover rate G	64% A	160%	73%	53%	52%	263%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .69%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.50 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 9.46	$ 6.69	$ 13.06	$ 14.24	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.04	.12 H	.06	.13	.09	.14
Net realized and unrealized gain (loss)	.54	1.56	2.77	(6.05)	.21	1.69
Total from investment operations	.58	1.68	2.83	(5.92)	.30	1.83
Distributions from net investment income	-	(.14)	(.06)	(.08)	(.08)	(.11)
Distributions from net realized gain	-	(.01)	-	(.37)	(1.41)	(.08)
Total distributions	-	(.15)	(.06)	(.45)	(1.48) J	(.19)
Net asset value, end of period	$ 11.57	$ 10.99	$ 9.46	$ 6.69	$ 13.06	$ 14.24
Total Return B, C, D	5.28%	17.73%	42.35%	(46.49)%	1.92%	14.56%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.84%	.91%	.88%	.86%	.96%
Expenses net of fee waivers, if any	.81% A	.83%	.91%	.88%	.86%	.95%
Expenses net of all reductions	.80% A	.83%	.90%	.88%	.86%	.94%
Net investment income (loss)	.75% A	1.24% H	.84%	1.17%	.60%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 264	$ 258	$ 251	$ 293	$ 958	$ 1,017
Portfolio turnover rate G	64% A	160%	73%	53%	52%	263%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 9.38	$ 6.63	$ 12.97	$ 14.14	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.03	.11 H	.05	.11	.06	.12
Net realized and unrealized gain (loss)	.54	1.53	2.75	(6.01)	.23	1.67
Total from investment operations	.57	1.64	2.80	(5.90)	.29	1.79
Distributions from net investment income	-	(.11)	(.05)	(.07)	(.06)	(.10)
Distributions from net realized gain	-	(.01)	-	(.37)	(1.41)	(.08)
Total distributions	-	(.12)	(.05)	(.44)	(1.46) J	(.18)
Net asset value, end of period	$ 11.47	$ 10.90	$ 9.38	$ 6.63	$ 12.97	$ 14.14
Total Return B, C, D	5.23%	17.52%	42.32%	(46.68)%	1.86%	14.32%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.00%	1.05%	1.04%	1.02%	1.15%
Expenses net of fee waivers, if any	.97% A	1.00%	1.05%	1.04%	1.02%	1.10%
Expenses net of all reductions	.96% A	.99%	1.05%	1.04%	1.02%	1.09%
Net investment income (loss)	.59% A	1.08% H	.70%	1.01%	.43%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,558	$ 8,652	$ 8,277	$ 4,941	$ 11,081	$ 7,803
Portfolio turnover rate G	64% A	160%	73%	53%	52%	263%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .45%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.46 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 9.46	$ 6.69	$ 13.09	$ 14.26	$ 12.63
Income from Investment Operations
Net investment income (loss) E	.04	.12 H	.07	.12	.08	.14
Net realized and unrealized gain (loss)	.54	1.56	2.77	(6.06)	.23	1.69
Total from investment operations	.58	1.68	2.84	(5.94)	.31	1.83
Distributions from net investment income	-	(.14)	(.07)	(.09)	(.08)	(.12)
Distributions from net realized gain	-	(.01)	-	(.37)	(1.41)	(.08)
Total distributions	-	(.15)	(.07)	(.46)	(1.48) J	(.20)
Net asset value, end of period	$ 11.57	$ 10.99	$ 9.46	$ 6.69	$ 13.09	$ 14.26
Total Return B, C, D	5.28%	17.74%	42.41%	(46.53)%	1.99%	14.49%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.83%	.89%	.87%	.88%	.99%
Expenses net of fee waivers, if any	.80% A	.83%	.89%	.87%	.88%	.99%
Expenses net of all reductions	.79% A	.82%	.88%	.87%	.88%	.98%
Net investment income (loss)	.76% A	1.25% H	.86%	1.17%	.58%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,977	$ 64,242	$ 56,380	$ 36,199	$ 61,052	$ 37,239
Portfolio turnover rate G	64% A	160%	73%	53%	52%	263%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,566,388
Gross unrealized depreciation	(6,627,368)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,939,020

Tax cost	$ 142,289,122

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,159,835 and $50,273,344, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 140
Service Class 2	11,482
$ 11,622

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 34,040
Service Class	101
Service Class 2	3,764
Investor Class	53,972
$ 91,877

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,931 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $260 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,847. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,856 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 1,033,189
Service Class	-	3,201
Service Class 2	-	89,139
Investor Class	-	794,913
Total	$ -	$ 1,920,442
From net realized gain
Initial Class	$ -	$ 48,867
Service Class	-	162
Service Class 2	-	5,473
Investor Class	-	40,032
Total	$ -	$ 94,534

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,005,066	2,529,638	$ 11,559,179	$ 25,307,034
Reinvestment of distributions	-	100,005	-	1,082,056
Shares redeemed	(878,600)	(2,307,063)	(10,054,725)	(22,791,411)
Net increase (decrease)	126,466	322,580	$ 1,504,454	$ 3,597,679
Service Class
Shares sold	2,333	11	$ 26,382	$ 106
Reinvestment of distributions	-	311	-	3,363
Shares redeemed	(3,025)	(3,333)	(35,038)	(32,263)
Net increase (decrease)	(692)	(3,011)	$ (8,656)	$ (28,794)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Service Class 2
Shares sold	116,247	542,450	$ 1,317,832	$ 5,464,536
Reinvestment of distributions	-	8,818	-	94,612
Shares redeemed	(163,702)	(640,164)	(1,889,415)	(6,413,192)
Net increase (decrease)	(47,455)	(88,896)	$ (571,583)	$ (854,044)
Investor Class
Shares sold	534,697	1,682,289	$ 6,144,251	$ 17,042,279
Reinvestment of distributions	-	77,238	-	834,945
Shares redeemed	(679,123)	(1,874,299)	(7,799,236)	(18,516,832)
Net increase (decrease)	(144,426)	(114,772)	$ (1,654,985)	$ (639,608)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 was the owner of record of approximately 21% of the total outstanding shares of the Fund. The VIP Freedom Funds were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0811
1.761034.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 22, 2011